As filed with the Securities and Exchange Commission On December 29, 2006

Registration No. 333-74295; 811-09253

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 106	☒
And
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 107	☒

WELLS FARGO FUNDS TRUST

(Exact Name of Registrant as specified in Charter)

525 Market Street

San Francisco, CA 94105

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 643-9691

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

(Name and Address of Agent for Service)

With a copy to:

Marco E. Adelfio, Esq.

Morrison & Foerster LLP

2000 Pennsylvania Ave., N.W.

Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to Rule 485(b), or

☒	on January 1, 2007, pursuant to Rule 485(b)

☐	60 days after filing pursuant to Rule 485(a)(1), or

☐	on January 1, 2007, pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2), or

☐	on January 1, 2007, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 106 to the Registration Statement of Wells Fargo Funds Trust (the “Trust”) is being filed to launch the Investor Class of shares for the Target Date Funds.

Wells Fargo Advantage Dow Jones Target Date FundsSM – Investor Class Wells Fargo Advantage Dow Jones Target Today FundSM Wells Fargo Advantage Dow Jones Target 2010 FundSM Wells Fargo Advantage Dow Jones Target 2020 FundSM Wells Fargo Advantage Dow Jones Target 2030 FundSM Wells Fargo Advantage Dow Jones Target 2040 FundSM

Please read this Prospectus and keep it for future reference. It is designed to provide you with important information and to help you decide if a Fund’s goals match your own.

These securities have not been approved or disapproved by the U.S. Securities and Exchange Commission (“SEC”), nor has the SEC passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Fund shares are NOT deposits or other obligations of, or issued, endorsed or guaranteed by Wells Fargo Bank, N.A. (“Wells Fargo Bank”) or any of its affiliates. Fund shares are NOT insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. AN INVESTMENT IN A FUND INVOLVES CERTAIN RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

Table of Contents	Target Date Funds

The Investor Class shares offered in this prospectus will not commence operations until January 31, 2007. Shares of the Funds will not be available to the public prior to the Funds’ commencement of operations.

“Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such product(s).

Throughout this prospectus, the Wells Fargo Advantage Dow Jones Target Today Fund SM is referred to as the “Target Today Fund”; the Wells Fargo Advantage Dow Jones Target 2010 Fund SM is referred to as the “Target 2010 Fund”; the Wells Fargo Advantage Dow Jones Target 2020 Fund SM is referred to as the “Target 2020 Fund”; the Wells Fargo Advantage Dow Jones Target 2030 Fund SM is referred to as the “Target 2030 Fund”; and the Wells Fargo Advantage Target 2040 Fund SM is referred to as the “Target 2040 Fund” (each a “Fund”, collectively the “Funds”).

Please find Wells Fargo Advantage Funds’ Privacy Policy inside the back cover of this booklet.

Target Date Funds Overview

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

The Funds are designed to help you maximize your assets over a specific time horizon with a reasonable amount of risk. Each Fund is a gateway fund that invests in various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of an appropriate Dow Jones Target Date Index.

The Dow Jones Target Date Indexes (each an “Index” or collectively the “Indexes”) are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is a blend of sub-indexes representing three major asset classes: equity securities, fixed income securities and money market instruments. The allocation of each Index generally becomes more conservative as the Index’s time horizon becomes shorter. The Index weightings among the major asset classes are adjusted monthly based on a published set of Index rules. The Indexes with longer time horizons have higher allocations to equity securities, while the Indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. For further discussion about the methodology of the Dow Jones Target Date Indexes, see page 22.

FUND	OBJECTIVE

Target Today Fund	The Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

Target 2010 Fund	The Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

Target 2020 Fund	The Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

Target 2030 Fund	The Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

Target 2040 Fund	The Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.
[1]	The global equity market is measured by the sub-indexes comprising the equity component of the Dow Jones Target Date Indexes. For more information, see page 22.

4	Target Date Funds Prospectus

PRINCIPAL STRATEGY

The Fund is a gateway fund that invests in various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities to replicate, before fees and expenses, the total return of the Dow Jones Target Today Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the Dow Jones Target Today Index and the Fund’s investment results, before fees and expenses. As of March 1, 2006, the Dow Jones Target Today Index measured the risk of a hypothetical portfolio taking approximately 20% of the global equity market.[1] This resulted in allocations of approximately: 14% equity securities, 24% fixed income securities and 62% money market instruments.

The Fund is a gateway fund that invests in various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities to replicate the total return of the Dow Jones Target 2010 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the Dow Jones Target 2010 Index and the Fund’s investment results, before fees and expenses. As of March 1, 2006, the Dow Jones Target 2010 Index measured the risk of a hypothetical portfolio taking approximately 37% of the global equity market.[1] This resulted in allocations of approximately: 26% equity securities, 44% fixed income securities and 30% money market instruments.

The Fund is a gateway fund that invests various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities to replicate the total return of the Dow Jones Target 2020 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the Dow Jones Target 2020 Index and the Fund’s investment results, before fees and expenses. As of March 1, 2006, the Dow Jones Target 2020 Index measured the risk of a hypothetical portfolio taking approximately 61% of the global equity market.[1] This resulted in allocations of approximately: 53% equity securities, 43% fixed income securities and 4% money market instruments.

The Fund is a gateway fund that invests various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities to replicate the total return of the Dow Jones Target 2030 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the Dow Jones Target 2030 Index and the Fund’s investment results, before fees and expenses. As of March 1, 2006, the Dow Jones Target 2030 Index measured the risk of a hypothetical portfolio taking approximately 82% of the global equity market.[1] This resulted in allocations of approximately: 79% equity securities, 17% fixed income securities and 4% money market instruments.

The Fund is a gateway fund that invests various master portfolios, which in turn invest in a combination of equity, fixed income and money market securities to replicate the total return of the Dow Jones Target 2040 Index. Regardless of market conditions, we attempt to achieve at least a 95% correlation between the performance of the Dow Jones Target 2040 Index and the Fund’s investment results, before fees and expenses. As of March 1, 2006, the Dow Jones Target 2040 Index measured the risk of a hypothetical portfolio taking approximately 90% of the global equity market.[1] This resulted in allocations of approximately: 89% equity securities, 7% fixed income securities and 4% money market instruments.

Target Date Funds Prospectus	5

Summary of Important Risks

This section summarizes important risks that relate to an investment in the Funds. All are important to your investment choice. Additional information about these and other risks is included in:

•	the Fund descriptions beginning on page 23;

•	the “Additional Strategies and General Investment Risks” section beginning on page 34; and

•	the Funds’ Statement of Additional Information.

An investment in a Fund is not a deposit of Wells Fargo Bank or any of its affiliates and is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a Fund.

COMMON RISKS FOR THE FUNDS

Debt Securities

The Funds invest in various master portfolios which in turn invest in debt securities, such as notes and bonds. The shorter time horizon Funds, such as the Target Today and Target 2010 Funds, typically have more of their assets allocated to debt securities, which are subject to credit risk and interest rate risk. Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal. Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Interest rate risk is the risk that interest rates may increase, which will reduce the resale value of instruments in a Fund’s portfolio, including U.S. Government obligations. Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on debt instruments held in a Fund, unless the instrument has adjustable or variable rate features, which can reduce interest rate risk. Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

Emerging Market Securities

The Funds invest in various master portfolios which may invest in emerging market securities. The risks of investing in such markets are considerable because these investments typically present even greater exposure to the risks of foreign investing, and can present additional risks compared to investments in more stable markets—such as those related to social unrest or political upheaval that can make these investments extremely volatile. Stock markets in emerging market countries tend to be much more volatile than the U.S. stock market due to their relative immaturity and periods of instability. In the past, many emerging markets restricted the flow of money into or out of their stock markets and some continue to impose restrictions on foreign investors. Also, the economies of emerging market countries may be predominantly based on only a few industries or on revenue from particular commodities and international aid, making them more susceptible to financial, economic or market events impacting these industries or changes to the aid arrangements.

Equity Securities

The Funds invest in various master portfolios which in turn invest in equity securities. The longer time horizon Funds, such as the Target 2030 and Target 2040 Funds, typically have more of their assets allocated to equity securities, and therefore have more equity securities risk than the shorter time horizon Funds. Equity securities are subject to market risk, which is the risk that stock prices will fluctuate and can decline and reduce the value of a Fund’s portfolio. Certain types of stocks and certain individual stocks selected for a Fund’s portfolio may underperform or decline in value more than the overall market. Growth style stocks are selected in part based on their prospects for future earnings, which may not be realized. There is no guarantee that stocks selected as “undervalued” using a value style approach will perform as expected. Generally, the larger the company, the less volatile and more liquid its stock.

6	Target Date Funds Prospectus

COMMON RISKS FOR THE FUNDS

Foreign Investments

Through their investments in master portfolios, the Funds make foreign investments, which are subject to more risks than U.S. domestic investments, including potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. Foreign investments may be made directly through securities purchased in foreign markets, or through investments in American Depositary Receipts (“ADRs”) and other similar investments. Direct investment in foreign securities involves exposure to additional risks, including those related to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs (receipts evidencing ownership of foreign stock deposited in a domestic bank or trust company) reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks. Similar investments (European and Global Depositary Receipts) are receipts for stock deposited in foreign banks and trust companies, trade across foreign and domestic markets, and can involve greater risks than ADRs.

Small and Medium Company Securities

Through their investments in master portfolios, the Funds invest in small and medium company securities. Stocks of small companies tend to be more volatile and less liquid than large company stocks. Some of these companies have no or relatively short operating histories, or are newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies.

U.S. Government Agency Securities

Through their investments in master portfolios, the Funds invest some of their assets in U.S. Government agency securities, such as the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) and Federal Home Loan Banks (“FHLBs”). The FNMA guarantees full and timely payment of both interest and principal, while the FHLMC guarantees full and timely payment of interest and ultimate payment of principal. However, FNMA and FHLMC mortgage-backed securities are examples of the types of U.S. Government agency securities that are not backed by the full faith and credit of the U.S. Government. The mortgages underlying securities issued by the FNMA or FHLMC are typically conventional residential mortgages that are not insured or guaranteed, but conform to specific underwriting, size and maturity standards. Mortgage-backed securities issued by FHLBs also are not backed by the full faith and credit of the U.S. Government. The U.S. Government does not guarantee the market value or current yield of its obligations. There can be no assurance that the U.S. Government would provide financial support for U.S. Government agency securities of agencies or instrumentalities that are not backed by the full faith and credit of the U.S. Government.

Target Date Funds Prospectus	7

Performance History

Prior to June 23, 2001, the Funds in this Prospectus were “feeder” funds in a master/feeder arrangement, whereby each Fund invested all of its assets in a corresponding “master” fund with a substantially identical investment objective and investment strategies. On June 23, 2001, the Funds became stand-alone funds, investing directly in a portfolio of securities.

Effective June 26, 2006, the Funds were converted to gateway funds in a Master/GatewaySM structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage FundsSM whose objectives and investment strategies are consistent with the gateway fund’s investment objective and strategies. As of June 26, 2006, the Funds changed their strategy to replicate, before fees and expenses, the total returns of the Dow Jones Target Date Indexes.

The following information shows you how each Fund has performed and illustrates the variability of a Fund’s returns over time. The information shown below for each of the Funds includes the activity of the Fund when it was a feeder in a master/feeder arrangement, prior to June 23, 2001. Each Fund’s average annual returns for one-, five- and ten-year periods are compared to the performance of an appropriate broad-based index.

Please remember that past performance before and after taxes is no guarantee of future results.

Target Today Fund Investor Class Calendar Year Returns*

Best Qtr.:	Q2 ‘03 • 7.24%	Worst Qtr.:	Q3 ‘02 • (4.40)%

*	Performance shown reflects the performance of the Class A shares and does not reflect sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2006, was 3.15%.

8	Target Date Funds Prospectus

The table below provides average annual total return information for the Fund’s Investor Class shares, and includes both before- and after-tax returns for the Investor Class shares.1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts (“IRAs”).

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 1/31/2007)	(3.62)%	2.28%	4.64%
Investor Class Returns After Taxes on Distributions	(4.51)%	1.33%	2.90%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	(2.10)%	1.41%	3.02%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	6.12%	1.58%	9.20%
Dow Jones Target Today Index[2] (reflects no deduction for fees, expenses or taxes)	2.63%	6.69%	6.60%
LB Aggregate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	2.43%	5.87%	6.16%
[1]	Performance shown for the Investor Class shares reflects the performance of the Fund’s Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares. The Class A shares’ returns are substantially similar to what the Investor Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	The returns reflect back-tested index performance, which is hypothetical and provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. See the “Dow Jones Target Date Indexes and Their Performance” section on page 20 for further information regarding the Dow Jones Target Date Indexes and the back-testing of their performance data.
[3]	Lehman Brothers U.S. Aggregate Bond Index.

Target Date Funds Prospectus	9

Performance History

Target 2010 Fund Investor Class Calendar Year Returns*

Best Qtr.:	Q4 ‘98 • 9.99%	Worst Qtr.:	Q3 ‘02 • (8.62)%

*	Performance shown reflects the performance of the Class A shares and does not reflect sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2006, was 4.28%.

10	Target Date Funds Prospectus

The table below provides average annual total return information for the Fund’s Investor Class shares, and includes both before- and after-tax returns for the Investor Class shares.1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 1/31/2007)	(3.01)%	1.44%	5.74%
Investor Class Returns After Taxes on Distributions	(3.60)%	0.72%	4.25%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	(1.93)%	0.80%	4.17%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	6.12%	1.58%	9.20%
Dow Jones Target 2010 Index[2] (reflects no deduction for fees, expenses or taxes)	3.62%	6.26%	7.88%
LB Aggregate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	2.43%	5.87%	6.16%
[1]	Performance shown for the Investor Class shares reflects the performance of the Fund’s Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares. The Class A shares’ returns are substantially similar to what the Investor Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	The returns reflect back-tested index performance, which is hypothetical and provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. See the “Dow Jones Target Date Indexes and Their Performance” section on page 20 for further information regarding the Dow Jones Target Date Indexes and the back-testing of their performance data.
[3]	Lehman Brothers U.S. Aggregate Bond Index.

Target Date Funds Prospectus	11

Performance History

Target 2020 Fund Investor Class Calendar Year Returns*

Best Qtr.:	Q4 ‘98 • 14.48%	Worst Qtr.:	Q3 ‘02 • (11.79)%

*	Performance shown reflects the performance of the Class A shares and does not reflect sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2006, was 5.60%.

12	Target Date Funds Prospectus

The table below provides average annual total return information for the Fund’s Investor Class shares, and includes both before- and after-tax returns for the Investor Class shares.1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 1/31/2007)	(1.64)%	0.46%	6.22%
Investor Class Returns After Taxes on Distributions	(2.11)%	(0.02)%	4.84%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	(1.07)%	0.10%	4.73%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	6.12%	1.58%	9.20%
Dow Jones Target 2020 Index[2] (reflects no deduction for fees, expenses or taxes)	7.15%	6.35%	8.81%
LB Aggregate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	2.43%	5.87%	6.16%
[1]	Performance shown for the Investor Class shares reflects the performance of the Fund’s Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares. The Class A shares’ returns are substantially similar to what the Investor Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	The returns reflect back-tested index performance, which is hypothetical and provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. See the “Dow Jones Target Date Indexes and Their Performance” section on page 20 for further information regarding the Dow Jones Target Date Indexes and the back-testing of their performance data.
[3]	Lehman Brothers U.S. Aggregate Bond Index.

Target Date Funds Prospectus	13

Performance History

Target 2030 Fund Investor Class Calendar Year Returns*

Best Qtr.:	Q4 ‘98 • 17.93%	Worst Qtr.:	Q3 ‘02 • (14.08)%

*	Performance shown reflects the performance of the Class A shares and does not reflect sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2006, was 5.67%.

14	Target Date Funds Prospectus

The table below provides average annual total return information for the Fund’s Investor Class shares, and includes both before- and after-tax returns for the Investor Class shares1. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 1/31/2007)	(0.82)%	0.06%	6.76%
Investor Class Returns After Taxes on Distributions	(1.42)%	(0.68)%	5.42%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	(0.24)%	(0.33)%	5.30%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	6.12%	1.58%	9.20%
Dow Jones Target 2030 Index[2] (reflects no deduction for fees, expenses or taxes)	9.93%	6.49%	9.25%
LB Aggregate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	2.43%	5.87%	6.16%
[1]	Performance shown for the Investor Class shares reflects the performance of the Fund’s Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares. The Class A shares’ returns are substantially similar to what the Investor Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	The returns reflect back-tested index performance, which is hypothetical and provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. See the “Dow Jones Target Date Indexes and Their Performance” section on page 20 for further information regarding the Dow Jones Target Date Indexes and the back-testing of their performance data.
[3]	Lehman Brothers U.S. Aggregate Bond Index.

Target Date Funds Prospectus	15

Performance History

Target 2040 Fund Investor Class Calendar Year Returns*

Best Qtr.:	Q4 ‘98 • 21.54%	Worst Qtr.:	Q3 ‘02 • (16.20)%

*	Performance shown reflects the performance of the Class A shares and does not reflect sales charges. If it did, returns would be lower. The Fund’s year-to-date performance through September 30, 2006, was 6.54%.

16	Target Date Funds Prospectus

The table below provides average annual total return information for the Fund’s Investor Class shares, and includes both before- and after-tax returns for the Investor Class shares.1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or IRAs.

Average annual total returns[1] for the period ended 12/31/05	1 year	5 years	10 years
Investor Class Returns Before Taxes (Incept. 1/31/2007)	(0.10)%	(0.54)%	7.11%
Investor Class Returns After Taxes on Distributions	(0.41)%	(0.87)%	5.91%
Investor Class Returns After Taxes on Distributions and Sale of Fund Shares	(0.07)%	(0.64)%	5.72%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	6.12%	1.58%	9.20%
Dow Jones Target 2040 Index[2] (reflects no deduction for fees, expenses or taxes)	10.96%	6.73%	9.37%
LB Aggregate Bond Index[3] (reflects no deduction for fees, expenses or taxes)	2.43%	5.87%	6.16%
[1]	Performance shown for the Investor Class shares reflects the performance of the Fund’s Class A shares, and includes sales charges that are not applicable to, and expenses that are lower than, those of the Investor Class shares. The Class A shares’ returns are substantially similar to what the Investor Class returns would be because the shares are invested in the same portfolio and their returns differ only to the extent that the Classes do not have the same fees and expenses.
[2]	The returns reflect back-tested index performance, which is hypothetical and provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance. See the “Dow Jones Target Date Indexes and Their Performance” section on page 20 for further information regarding the Dow Jones Target Date Indexes and the back-testing of their performance data.
[3]	Lehman Brothers U.S. Aggregate Bond Index.

Target Date Funds Prospectus	17

Target Date Funds

These tables are intended to help you understand the various costs and expenses you will pay as a shareholder in a Fund. These tables do not reflect charges that may be imposed in connection with an account through which you hold Fund shares. A broker-dealer or financial institution maintaining the account through which you hold Fund shares may charge separate account, service or transaction fees on the purchase or sale of Fund shares that would be in addition to the fees and expenses shown here.

SHAREHOLDER FEES (fees paid directly from your investment)

All Funds
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of the Net Asset Value (“NAV”) at purchase)	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)[1]
	Target Today Fund	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund
Management Fees[2]	0.45%	0.52%	0.57%	0.58%	0.59%
Distribution (12b-1) Fees	0.00%	0.00%	0.00%	0.00%	0.00%
Other Expenses[3]	0.88%	0.87%	0.85%	0.89%	0.89%

TOTAL ANNUAL FUND OPERATING EXPENSES	1.33%	1.39%	1.42%	1.47%	1.48%
Fee Waivers	0.42%	0.45%	0.46%	0.50%	0.50%

NET EXPENSES[4]	0.91%	0.94%	0.96%	0.97%	0.98%
[1]	Expenses for gateway funds include expenses allocated from the master portfolio(s) in which each Fund invests.
[2]	The Funds’ investment adviser has implemented breakpoint schedules for the management fees of certain of the master portfolios in which the Funds invest. The management fees charged to the master portfolios will decline as a master portfolio’s assets grow and will continue to be based on a percentage of the master portfolio’s average daily net assets. Each Fund invests substantially all of its assets in two or more master portfolios. Management fees for the Funds are based on a blended rate of advisory fees charged to the master portfolios in which the Funds invest, plus a 0.25% advisory fee charged directly to the Funds for asset allocation services provided by the Funds’ investment adviser.
[3]	Other expenses may include expenses payable to affiliates of Wells Fargo & Company. Other expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
[4]	The Adviser has committed through June 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain each Fund’s net operating expense ratio shown. After this time, the net operating expense ratio may be increased only with the approval of the Board of Trustees.

18	Target Date Funds Prospectus

Target Date Funds

EXAMPLE OF EXPENSES

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The examples assume a fixed rate of return, the reinvestment of all dividends and distributions, and that fund operating expenses remain the same. The fee waivers shown in the table of Annual Fund Operating Expenses are not reflected in the 3, 5 and 10 year examples. Your actual costs may be higher or lower than those shown.

You would pay the following expenses on a $10,000 investment assuming a 5% annual return and that you redeem your shares at the end of each period:

	Target Today Fund	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund
1 YEAR	$93	$96	$98	$99	$100
3 YEARS	$380	$396	$404	$416	$419
5 YEARS	$689	$718	$733	$755	$760
10 YEARS	$1,565	$1,630	$1,662	$1,715	$1,726

Target Date Funds Prospectus	19

Dow Jones Target Date Indexes and Their Performance

While the strategy of each Fund is to replicate, before fees and expenses, the total return of its target Index, the performance shown for each target Index is not the past performance of the corresponding Wells Fargo Advantage Dow Jones Target Date Fund or any other investment. Index performance does not include any fees and expenses associated with investing, including management fees and brokerage costs, and would be lower if it did. Past index performance is no guarantee of future results, either for the index or for any mutual fund. You cannot invest directly in an index.

The Dow Jones Target Date Indexes described in this Prospectus were launched by Dow Jones & Company, Inc. on April 1, 2005. This Prospectus contains comparisons, assertions, and conclusions regarding the performance of the Indexes based on back-testing (i.e., strictly quantitative calculations of how an index might have performed in the past if it had existed, using substantially the same index methodology employed by Dow Jones today). Back-tested performance information is hypothetical and is provided solely for informational purposes. Back-tested performance does not represent actual performance, and should not be interpreted as an indication of actual performance.

Each Dow Jones Target Date Index is comprised of a set of equity, bond and cash sub-indexes. The equity component is represented by the Dow Jones U.S. Style Indexes, Dow Jones Europe/Canada Index, Dow Jones Asia/Pacific Index and Dow Jones Institutional Emerging Markets Index; the bond component is represented by the Lehman Brothers Government Bond, Corporate Bond, Mortgage Bond and Majors (ex U.S.) Indexes and the cash component is represented by the Lehman Brothers 1-3 Month Treasury-Bill Index. Dow Jones created back-tested theoretical history for the Dow Jones Target Date Indexes for the period 12/31/1991 through 4/1/2006 using the aforementioned indexes.

The back-tested performance results have many inherent limitations. Among other things, back-tested performance differs from actual performance because it is achieved through the retroactive application of data that is designed with the benefit of hindsight. Rules used to calculate ‘‘prior performance’’ are not changed. However, Dow Jones does reserve the right to alter the results and the methodologies of their indexes, including style and target indexes in the future. In the event of a change in methodology, it is not standard practice to recalculate or ‘‘recast’’ past performance and the conditions, objectives and investment strategies of the indexes have not changed materially during the time period portrayed above.

Neither Dow Jones nor any of its affiliates makes any representation that the Dow Jones Target Date Indexes will or are likely to achieve performance similar to that shown using back-tested performance information. Actual performance of the Indexes may be materially lower than the back-tested performance. There are frequently significant differences between hypothetical performance results and the actual results subsequently achieved by any particular trading or investment strategy. Among other things, back-tested performance results do not reflect the impact that material economic and market factors might have on the decisions an investment adviser managing an investment strategy based on the Dow Jones Target Date Indexes might make if the adviser were actually managing client assets.

20	Target Date Funds Prospectus

Key Information

Key Terms

An “asset class” is a broad category of investments such as “bonds” or “equities.” “Allocation” refers to the distribution of portfolio assets among two or more asset classes and among indexes within each asset class. Each Fund offered in this Prospectus allocates its assets among the three major asset classes in the same proportion as its appropriate Dow Jones Target Date Index.

In this Prospectus, ”we” generally refers to Wells Fargo Funds Trust (the “Trust”), or Wells Fargo Funds Management, LLC (“Funds Management”), the Funds’ investment adviser. “We” may also refer to the Funds’ other service providers. “You” refers to the shareholder or potential investor.

Master/GatewaySM Structure

The Funds in this Prospectus are gateway funds in a Master/Gateway structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage Funds whose objectives and investment strategies are consistent with the gateway fund’s investment objective and strategies. Through this structure, gateway funds can enhance their investment opportunities and reduce their expenses by sharing the costs and benefits of a larger pool of assets. Master portfolios offer their shares to multiple gateway funds and other master portfolios rather than directly to the public. Certain administrative and other fees and expenses are charged to both the gateway fund and the master portfolio(s). References to the investment activities of a gateway fund are intended to refer to the investment activities of the master portfolio(s) in which it invests.

Important information you should look for as you decide to invest in a Fund:

The summary information on the previous pages is designed to provide you with an overview of each Fund. The sections that follow provide more detailed information about the investments and management of each Fund.

Investment Objective and Investment Strategies

The investment objective of each Fund in this Prospectus is non-fundamental, that is, it can be changed by a vote of the Board of Trustees alone. The objective and strategies description for each Fund tells you:

•	what the Fund is trying to achieve;

•	how we intend to invest your money; and

•	what makes the Fund different from the other Funds offered in this Prospectus.

Important Risk Factors

Describes the key risk factors for the Fund, and includes risks described in the “Summary of Important Risks” and “Additional Strategies and General Investment Risks” sections.

Italicized and colored words appear that way only to denote their inclusion in the Glossary section of this Prospectus.

Target Date Funds Prospectus	21

Key Information

Index Methodology

As noted earlier, the Dow Jones Target Date Indexes are a series of Indexes designed as benchmarks for multi-asset class portfolios with risk profiles that become more conservative over time. Each Index is a blend of sub-indexes representing three major asset classes (equity, fixed income and money market instruments). The equity asset class currently measures the performance of 9 sub-asset classes and the fixed income asset class currently measures the performance of 4 sub-asset classes. Each sub-asset class is represented by an underlying index and is equally weighted with the other sub-asset classes within its major asset class. The methodology of each Dow Jones Target Date Index is designed to measure a theoretical portfolio with declining risk over time by adjusting the weightings among the three major asset classes. The potential risk measured by each Index is controlled by adjusting allocation among the three major asset classes, not by including or excluding asset classes or sub-asset classes and not by adjusting allocations among the sub-asset classes.

The sub-asset classes that currently comprise each major asset class are detailed in the table below:

Major Asset Classes

	Equity Component	Fixed Income Component	Cash Component
Sub-Assets Classes	1. Dow Jones U.S. Large-Cap Growth Index	1. Lehman Brothers Government Bond Index	1. Lehman Brothers 1-3 Month Treasury-Bill Index
	2. Dow Jones U.S. Large-Cap Value Index	2. Lehman Brothers Corporate Bond Index
	3. Dow Jones U.S. Mid-Cap Growth Index	3. Lehman Brothers Fixed Rate Mortgage Backed Securities Index
	4. Dow Jones U.S. Mid-Cap Value Index	4. Lehman Brothers Majors (ex-U.S.) Index[1]
5. Dow Jones U.S. Small-Cap Growth Index
6. Dow Jones U.S. Small-Cap Value Index
7. Dow Jones Asia/Pacific Index
8. Dow Jones Europe/Canada Index
9. Dow Jones Institutional Emerging Markets Index

The Dow Jones Target Date Indexes’ systematic reduction of potential risk over time reflects higher levels of potential risk in the Indexes’ early years and lower levels of potential risk in the years immediately prior to the targeted years. At 40 years prior to the target year, the Index’s targeted risk level is set at 90% of the risk of the global equity market2 for the first five years. The major asset classes are rebalanced monthly within the Index to maximize the weighting to the asset class with the highest historical return at the 90% risk level. At 35 years prior to the target year, the Index begins to reflect reductions in potential risk. A new targeted risk level is calculated each month as a function of the current risk of the equity component and the number of months remaining to the Index’s target year. The monthly risk reductions continue until the Index reflects 20% of the risk of the global equity market, on December 1 of the year ten years after the Index’s target year. Once an Index reaches that date, it always reflects 20% of the risk of the global equity market.

[1]	The Lehman Brothers Majors ex-U.S. Index consists of non-U.S. dollar denominated, foreign government securities.
[2]	The global equity market is measured by the sub-indexes comprising the equity component of the Dow Jones Target Date Indexes.

22	Target Date Funds Prospectus

Target Date Funds

Portfolio Managers:    Rodney H. Alldredge; George V. Daniels, Jr.; James P. Lauder

Investment Objectives

Each Fund seeks to provide investors with an asset allocation strategy designed to maximize total return for retirement or for other purposes consistent with the quantitatively measured risk that investors, on average, may be willing to accept given their investment time horizons. Investors are encouraged to select a particular Fund based on their investment time horizon.

Specifically:

•	Target Today Fund is managed for investors who have retired, are planning to retire or will begin to withdraw substantial portions of their investment in the near future.

•	Target 2010 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2010.

•	Target 2020 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2020.

•	Target 2030 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2030.

•	Target 2040 Fund is managed for investors planning to retire or begin to withdraw substantial portions of their investment approximately in the year 2040.

Investment Strategies

Each Fund is a gateway fund that invests in various master portfolios which in turn invest in a combination of equity, fixed income and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of a Dow Jones Target Date Index that has the same target year as the Fund. Similar to the Indexes’ methodology, the Fund’s investment strategy focuses on reducing the Fund’s potential risk exposure over time by allocating the Funds’ assets among these major asset classes: equity, fixed income and money market instruments. The Funds are designed for investors who are planning to retire, or to begin to withdraw a substantial portion of their investment in, or close to, the target year. Funds with longer time horizons generally allocate more of their assets to equity securities to pursue capital appreciation over the long term. Funds with shorter time horizons replace some of their equity holdings with fixed income and money market holdings to reduce risk and price volatility. Each Fund’s asset allocation among the three major asset classes generally become more conservative as the Fund’s target year approaches. Each Fund’s target year serves as a guide to the relative risk exposure of the Fund. For instance, the Target 2040 Fund has the most aggressive asset allocation and the Target Today Fund has the least aggressive asset allocation. If you have a low risk tolerance, you may not wish to invest in the Target 2040 Fund, even if your expected retirement date is 2040. Conversely, you may feel comfortable choosing a more aggressive Fund for a near-term investment goal if you have a higher risk tolerance.

Currently, the master portfolios (each a “Master Portfolio” or collectively, the “Master Portfolios”) in which the Funds invest are the Wells Fargo Advantage Diversified Stock Portfolio (the “Diversified Stock Portfolio”), the Wells Fargo Advantage Diversified Fixed Income Portfolio (the “Diversified Fixed Income Portfolio”), and the Wells Fargo Advantage Money Market Portfolio (the “Money Market Portfolio”). The Diversified Stock Portfolio seeks to approximate, before expenses, the total return of the equity portion of the Dow Jones Target Date Indexes by investing in the securities that comprise the sub-indexes representing the equity asset class. The Diversified Fixed Income Portfolio seeks to approximate, before expenses, the total return of the fixed income portion of the Dow

Target Date Funds Prospectus	23

Target Date Funds

Jones Target Date Indexes by investing in the securities that comprise the sub-indexes representing the fixed income asset class. The Diversified Stock Portfolio and the Diversified Fixed Income Portfolio use an optimization process, which seeks to balance the replication of index performance and security transaction costs. Using a statistical sampling technique, each of these Master Portfolios purchases the most liquid securities in the index, in approximately the same proportion as the index. To replicate the performance of the less liquid securities, each of these Master Portfolios attempts to match the industry and risk characteristics of those securities, without incurring the transaction costs associated with purchasing every security in the index. This approach attempts to balance the goal of maximizing the replication of index performance, against the goal of trying to manage transaction costs.

The Funds invest in the Money Market Portfolio to represent the cash component of the Dow Jones Target Date Indexes. The Money Market Portfolio invests in high quality money market instruments, including U.S. Government obligations, U.S. Government agency securities, obligations of foreign and domestic banks, short-term corporate debt securities and repurchase agreements. Unlike the cash component of the Dow Jones Target Date Indexes, the Money Market Portfolio does not seek to replicate the Lehman Brothers 1-3 Month Treasury-Bill Index. This could result in potential tracking error between the performances of the Funds and the Indexes.

Although they do not currently intend to do so, the Funds reserve the right to invest in more or fewer master portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

Risk Tolerance

Two general rules of investing have shaped the Funds’ strategies:

•	Higher investment returns usually go hand-in-hand with higher risk. Put another way, the greater an investment’s potential return, the greater its potential for loss. Historically, for example, stocks have outperformed bonds, but the worst year for stocks on record was much worse than the worst year for bonds.

•	Generally, the longer an investor’s investment time horizon, the greater the investor’s risk tolerance. The investor’s investments have more time to recoup their losses.

The Funds with longer time horizons are subject to more risk. This normally gives investors the potential for greater returns than the Funds with shorter time horizons. As a Fund approaches its target year, and its investors have less time to recover from market declines, the Fund reduces its amount of risk exposure. This reduction in risk exposure should help secure the value of your investment as the time nears for you to begin drawing on it.

After a Fund Reaches its Target Year

As noted above, by the time a Fund reaches its target year, its risk level will approach 28% of the risk of the global equity market. A Fund will not reach its lowest risk level of 20% of the risk of the global equity market until ten years past the Fund’s target date. During the ten-year period after the Fund’s target date, the Fund will increasingly resemble the Target Today Fund. At the end of the 10-year period, we will likely combine the Fund with the Target Today Fund.

24	Target Date Funds Prospectus

Portfolio Allocations

Each Fund’s asset allocation is determined using the Index Methodology described on page 22, which results in a systematic reduction in potential equity risk exposure over time as illustrated in the graph below. This methodology provides investors with higher exposure to equity risk in the early years of investing and lower exposure to equity risk in the years prior to the Fund’s target date and 10 years thereafter. The graph below shows the relative amount of potential risk that each Fund is expected to assume, given its time horizon. Each Fund reserves the right to adjust its risk exposure upwards or downwards to meet its investment objective.

As of March 1, 2006, the Indexes included equity, fixed income and money market securities in the following weights. Each Fund reserves the right to change its percentage allocation as it deems necessary to meet its investment objective.

ASSET CLASS	TARGET TODAY INDEX	TARGET 2010 INDEX	TARGET 2020 INDEX	TARGET 2030 INDEX	TARGET 2040 INDEX
Stocks	14%	26%	53%	79%	89%
Fixed Income Securities	24%	44%	43%	17%	7%
Money Market Securities	62%	30%	4%	4%	4%

Important Risk Factors

The Funds are primarily subject to the risks described under “Common Risks for the Funds” on page 6. The value of investments in options on stock indexes is affected by price level movements for a particular index, rather than price movements for an individual issue.

You should consider these risks, along with the “Additional Strategies and General Investment Risks” section beginning on page 31. These considerations are all important to your investment choice.

Target Date Funds Prospectus	25

Target Today Fund

The table below shows the financial performance of Class A shares of the Fund.

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	TARGET TODAY FUND CLASS A SHARES—COMMENCED ON MARCH 1, 1994

For the period ended:	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2003	Feb. 28, 2002
Net asset value, beginning of period	$10.20	$10.17	$8.96	$9.79	$9.94
Income from investment operations:
Net investment income (loss)	0.20	0.17	0.15	0.21	0.29
Net realized and unrealized gain (loss) on investments	0.23	0.05	1.22	(0.66)	(0.09)
Total from investment operations	0.43	0.22	1.37	(0.45)	0.20
Less distributions:
Distributions from net investment income	(0.20)	(0.16)	(0.16)	(0.22)	(0.29)
Distributions from net realized capital gain	(0.15)	(0.03)	0.00	(0.16)	(0.06)
Total from distributions	(0.35)	(0.19)	(0.16)	(0.38)	(0.35)
Net asset value, end of period	$10.28	$10.20	$10.17	$8.96	$9.79
Total return[1]	4.31%	2.23%	15.41%	(4.63)%	2.06%
Ratios/supplemental data:
Net assets, end of period (000s)	$38,547	$39,418	$39,856	$33,299	$41,543
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.25%	1.27%	1.28%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	1.96%	1.73%	1.58%	2.12%	2.85%
Portfolio turnover rate[3]	36%	106%	33%	53%	51%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,4]	1.38%	1.34%	1.36%	1.60%	1.63%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	For activity prior to June 23, 2001, ratios include income earned and expenses charged to the master portfolio.
[3]	For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the master portfolio.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

26	Target Date Funds Prospectus

Target 2010 Fund	Financial Highlights

The table below shows the financial performance of Class A shares of the Fund.

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	TARGET 2010 FUND CLASS A SHARES—COMMENCED ON MARCH 1, 1994

For the period ended:	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2003	Feb. 28, 2002
Net asset value, beginning of period	$12.48	$12.22	$10.25	$11.65	$12.22
Income from investment operations:
Net investment income (loss)	0.23	0.18	0.15	0.19	0.28
Net realized and unrealized gain (loss) on investments	0.44	0.25	1.98	(1.33)	(0.45)
Total from investment operations	0.67	0.43	2.13	(1.14)	(0.17)
Less distributions:
Distributions from net investment income	(0.21)	(0.17)	(0.16)	(0.20)	(0.27)
Distributions from net realized capital gain	(0.03)	0.00	0.00	(0.06)	(0.13)
Total from distributions	(0.24)	(0.17)	(0.16)	(0.26)	(0.40)
Net asset value, end of period	$12.91	$12.48	$12.22	$10.25	$11.65
Total return[1]	5.39%	3.60%	20.94%	(9.86)%	(1.43)%
Ratios/supplemental data:
Net assets, end of period (000s)	$74,437	$82,296	$88,910	$68,977	$89,878
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.25%	1.27%	1.28%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	1.72%	1.52%	1.36%	1.69%	2.25%
Portfolio turnover rate[3]	38%	81%	31%	65%	39%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,4]	1.33%	1.30%	1.33%	1.44%	1.53%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	For activity prior to June 23, 2001, ratios include income earned and expenses charged to the master portfolio.
[3]	For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the master portfolio.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

Target Date Funds Prospectus	27

Target 2020 Fund

The table below shows the financial performance of Class A shares of the Fund.

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING

	TARGET 2020 FUND CLASS A SHARES—COMMENCED ON MARCH 1, 1994

For the period ended:	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2003	Feb. 28, 2002
Net asset value, beginning of period	$13.44	$12.96	$10.36	$12.29	$13.28
Income from investment operations:
Net investment income (loss)	0.19	0.16	0.14	0.14	0.13
Net realized and unrealized gain (loss) on investments	0.80	0.47	2.60	(1.93)	(0.87)
Total from investment operations	0.99	0.63	2.74	(1.79)	(0.74)
Less distributions:
Distributions from net investment income	(0.19)	(0.15)	(0.14)	(0.14)	(0.14)
Distributions from net realized capital gain	0.00	0.00	0.00	0.00	(0.11)
Total from distributions	(0.19)	(0.15)	(0.14)	(0.14)	(0.25)
Net asset value, end of period	$14.24	$13.44	$12.96	$10.36	$12.29
Total return[1]	7.44%	4.92%	26.58%	(14.65)%	(5.57)%
Ratios/supplemental data:
Net assets, end of period (000s)	$155,896	$151,258	$139,981	$105,206	$137,265
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.25%	1.27%	1.28%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	1.39%	1.31%	1.16%	1.16%	1.35%
Portfolio turnover rate[3]	30%	60%	31%	62%	29%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,4]	1.32%	1.31%	1.32%	1.42%	1.50%

[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	For activity prior to June 23, 2001, ratios include income earned and expenses charged to the master portfolio.
[3]	For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the master portfolio.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.

28	Target Date Funds Prospectus

Target 2030 Fund	Financial Highlights

This table shows the financial performance of Class A shares of the fund.

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	TARGET 2030 FUND CLASS A SHARES—COMMENCED ON MARCH 1, 1994

For the period ended:	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2003	Feb. 28, 2002
Net asset value, beginning of period	$14.21	$13.53	$10.48	$13.34	$15.13
Income from investment operations:
Net investment income (loss)	0.16[5]	0.16	0.13	0.11	0.12
Net realized and unrealized gain (loss) on investments	1.05	0.67	3.17	(2.40)	(1.43)
Total from investment operations	1.21	0.83	3.30	(2.29)	(1.31)
Less distributions:
Distributions from net investment income	(0.15)	(0.15)	(0.13)	(0.12)	(0.12)
Distributions from net realized capital gain	(0.23)	0.00	(0.12)	(0.45)	(0.36)
Total from distributions	(0.38)	(0.15)	(0.25)	(0.57)	(0.48)
Net asset value, end of period	$15.04	$14.21	$13.53	$10.48	$13.34
Total return[1]	8.63%	6.17%	31.73%	(17.40)%	(8.68)%
Ratios/supplemental data:
Net assets, end of period (000s)	$110,900	$109,923	$106,449	$75,953	$100,884
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.25%	1.27%	1.28%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	1.08%	1.17%	1.15%	0.88%	0.81%
Portfolio turnover rate[3]	24%	48%	27%	68%	27%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses[2,4]	1.34%	1.31%	1.33%	1.52%	1.57%
[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	For activity prior to June 23, 2001, ratios include income earned and expenses charged to the master portfolio.
[3]	For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the master portfolio.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[5]	Calculated based upon average shares outstanding.

Target Date Funds Prospectus	29

Target 2040 Fund	Financial Highlights

The table below shows the financial performance of Class A shares of the Fund.

This table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. Total returns represent the rate that you would have earned (or lost) on investment in the Fund (assuming reinvestment of all distributions). KPMG LLP audited this information which, along with its report and each Fund’s financial statements, is also contained in the Fund’s annual report, a copy of which is available upon request.

FOR A SHARE OUTSTANDING
	TARGET 2040 FUND CLASS A SHARES—COMMENCED ON MARCH 1, 1994

For the period ended:	Feb. 28, 2006	Feb. 28, 2005	Feb. 29, 2004	Feb. 28, 2003	Feb. 28, 2002
Net asset value, beginning of period	$15.27	$14.40	$10.65	$13.55	$15.50
Income from investment operations:
Net investment income (loss)	0.14[5]	0.14[5]	0.12[5]	0.08[5]	0.03
Net realized and unrealized gain (loss) on investments	1.42	0.86	3.75	(2.81)	(1.80)
Total from investment operations	1.56	1.00	3.87	(2.73)	(1.77)
Less distributions:
Distributions from net investment income	(0.14)	(0.13)	(0.12)	(0.08)	0.00
Distributions from net realized capital gain	0.00	0.00	0.00	(0.09)	(0.18)
Total from distributions	(0.14)	(0.13)	(0.12)	(0.17)	(0.18)
Net asset value, end of period	$16.69	$15.27	$14.40	$10.65	$13.55
Total return[1]	10.28%	6.98%	36.52%	(20.24)%	(11.45)%
Ratios/supplemental data:
Net assets, end of period (000s)	$163,232	$165,145	$156,806	$111,546	$169,829
Ratios to average net assets[2]:
Ratio of expenses to average net assets	1.25%	1.27%	1.27%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	0.92%	1.01%	0.95%	0.65%	0.24%
Portfolio turnover rate[3]	11%	29%	18%	54%	14%
Ratio of expenses to average net assets prior to waived fees and reimbursed expenses2, [4]	1.27%	1.28%	1.33%	1.49%	1.55%

[1]	Total returns do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the period shown.
[2]	For activity prior to June 23, 2001, ratios include income earned and expenses charged to the master portfolio.
[3]	For activity prior to June 23, 2001, the portfolio turnover rate reflects activity by the master portfolio.
[4]	During each period, various fees and/or expenses were waived and/or reimbursed. The ratio of gross expenses to average net assets reflects the expense ratio in the absence of any waivers and/or reimbursements.
[5]	Calculated based upon average shares outstanding.

30	Target Date Funds Prospectus

Additional Strategies and General Investment Risks

Investment practices and risk levels are carefully monitored. Every attempt is made to ensure that the risk exposure for each Fund remains within the parameters of its objective and strategies.

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences. You should carefully consider the risks common to investing in all mutual funds, including the Wells Fargo Advantage FundsSM. Certain common risks are identified in the “Summary of Important Risks” section on page 6. Other risks of mutual fund investing include the following:

•	Unlike bank deposits, such as CDs or savings accounts, mutual funds are not insured by the FDIC.

•	We cannot guarantee that a Fund will meet its investment objective.

•	We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer, nor can anyone we contract with to provide services, such as selling agents or investment advisers, offer or promise to make good on any such losses.

•	Share prices—and therefore the value of your investment—will increase and decrease with changes in the value of the underlying securities and other investments. This is referred to as price volatility.

•	An investment in a single Fund, by itself, does not constitute a complete investment plan.

•	The Funds that are exposed to investments in smaller companies and foreign companies (including investments made through ADRs and similar investments) are subject to additional risks, including less liquidity and greater price volatility. A Fund’s exposure to foreign markets may also be subject to special risks associated with international trade, including currency, foreign investment, liquidity and regulatory risk.

•	Through investments in the Master Portfolios, the Funds may use various derivative instruments, such as options or futures contracts. The term “derivative” covers a broad range of investments, but in general it refers to any financial instrument whose value is derived, at least in part, from the price of another security or a specified index, asset or rate. Some derivatives may be more sensitive to interest rate changes or market moves, and some may be susceptible to changes in yields or values due to their structure or contract terms.

•	Through investments in the Master Portfolios, each Fund holds some of its assets in cash or in money market instruments, including U.S. Government obligations, shares of other mutual funds and repurchase agreements, or makes other short-term investments, to maintain liquidity. Each Fund may temporarily increase such holdings for short-term defensive purposes when we believe it is in the best interest of shareholders to do so. During these periods, a Fund may not achieve its objective.

•	Through investments in the Master Portfolios, the Funds may invest a portion of their assets in U.S. Government agency securities, such as GNMAs, FNMAs, FHLMCs and FHLBs. Some of these securities are mortgage-backed securities representing partial ownership of a pool of residential mortgage loans. Mortgage-backed securities are subject to prepayment and extension risk, which can alter the duration of the securities and also reduce the rate of return on the portfolio. It is important to recognize that the U. S. Government does not guarantee the market value or current yield of U.S. Government agency securities. Not all U.S. Government agency securities are backed by the full faith and credit of the U.S. Government, and the U.S. Government’s guarantee does not extend to the Funds themselves.

Target Date Funds Prospectus	31

Additional Strategies and General Investment Risks

What follows is a general list of the types of risks (some of which have been previously described) that may apply to a given Fund and a table showing some of the additional investment practices that each Fund may use and the key risks associated with them. Additional information about these practices is available in the Statement of Additional Information.

Counter-Party Risk—The risk that the other party in a repurchase agreement or other transaction will not fulfill its contract obligation.

Credit Risk—The risk that the issuer of a debt security will be unable to make interest payments or repay principal on schedule. If an issuer does default, the affected security could lose all of its value, or be renegotiated at a lower interest rate or principal amount. Affected securities might also lose liquidity. Credit risk also includes the risk that a party in a transaction may not be able to complete the transaction as agreed.

Currency Risk—The risk that a change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of an investment made in a security denominated in that foreign currency.

Emerging Market Risk—The additional risks associated with emerging markets, including that they may be more sensitive to certain economic changes. For example, emerging market countries are often dependent on international trade and are therefore often vulnerable to recessions in other countries. They may have obsolete financial systems, have volatile currencies and may be more sensitive than more mature markets to a variety of economic factors. Emerging market securities may also be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk—The additional risks associated with foreign investments, including that they may be subject to potentially less liquidity and greater price volatility. These additional risks include those related to adverse political, regulatory, market or economic developments, and foreign markets can and often do perform differently from U.S. markets. Additionally, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing their earnings potential. In addition, amounts realized on foreign investments may be subject to high levels of foreign taxation. Direct investment in foreign securities involves exposure to fluctuations in foreign currency exchange rates, withholding and other taxes, trade settlement, custodial, and other operational risks, and the less stringent investor protection and disclosure standards of some foreign markets. ADRs reduce some of the risks of foreign investing, because a large, liquid market generally exists and U.S. trading and settlement practices reduce currency, custodial, and other operational risks.

Interest Rate Risk—The risk that changes in interest rates can reduce the value of an existing security. Generally, when interest rates increase, the value of a debt security decreases. The effect is usually more pronounced for securities with longer dates to maturity.

Leverage Risk—The risk that an investment practice, such as lending portfolio securities or engaging in forward commitments or when-issued securities transactions, may increase a Fund’s exposure to market risk, interest rate risk or other risks by, in effect, increasing assets available for investment.

Liquidity Risk—The risk that a security cannot be sold at the time desired, or cannot be sold without adversely affecting the price.

Market Risk—The risk that the value of a security will be reduced by market activity. This is a basic risk associated with all securities.

Prepayment/Extension Risk—The risk that prepayment rates on mortgage loans or other receivables will be higher or lower than expected, which can alter the duration of a mortgage-backed security, increase interest-rate risk, and reduce rates of return.

32	Target Date Funds Prospectus

Regulatory Risk—The risk that changes in government regulations will adversely affect the value of a security. Also the risk that an insufficiently regulated market might permit inappropriate practices that adversely affect an investment.

Small and Medium Company Investment Risk—The risk that investments in smaller companies may be more volatile and harder to sell than investments in larger companies. Smaller companies may have higher failure rates and generally have lower trading volumes than larger companies. Short-term changes in the demand for the securities of small companies may have a disproportionate effect on their market price, tending to make prices of these securities fall more dramatically in response to selling pressure. Stocks of medium-sized companies may be more volatile and less liquid, in part because the issuers may be more vulnerable to adverse business or economic events, than the stocks of larger, more established companies.

In addition to the general risks discussed above and under “Summary of Important Risks,” you should carefully consider and evaluate any special risks that may apply to investing in a particular Fund. See the “Important Risk Factors” section on page 25 for additional information. You should also see the Statement of Additional Information for additional information about the investment practices and risks particular to each Fund.

Target Date Funds Prospectus	33

Additional Strategies and General Investment Risks

Investment Practice/Risk

The following table lists certain regular investment practices of the Funds, including some not disclosed in the Investment Objectives and Investment Strategies sections of the Prospectus. The risks indicated after the description of the practice are NOT the only potential risks associated with that practice, but are among the more prominent. Market risk is assumed for each investment practice. See the Statement of Additional Information for more information on these practices.

Remember each Fund is designed to meet different investment needs and objectives.

INVESTMENT PRACTICE	PRINCIPAL RISK(S)
Borrowing Policies The ability to borrow money for temporary purposes (e.g., to meet shareholder redemptions).	Leverage Risk

Emerging Market Securities

Securities of companies based in countries considered developing or to have “emerging” stock markets. Generally, these securities have the same type of risks as foreign securities, but to a higher degree.

Emerging Market, Foreign Investment, Regulatory, Liquidity and Currency Risk
Floating and Variable Rate Debt Instruments with interest rates that are adjusted either on a schedule or when an index or benchmark changes.	Interest Rate and Credit Risk
Foreign Obligations Debt securities of non-U.S. companies, foreign banks, foreign governments, and other foreign entities.	Foreign Investment, Regulatory and Liquidity Risk
Foreign Securities Equity securities issued by a non-U.S. company, which may be in the form of an ADR or similar investment.	Foreign Investment, Regulatory, Liquidity and Currency Risk
Forward Commitment, When-Issued and Delayed Delivery Transactions Securities bought and sold for delivery at a later date or bought or sold for a fixed price at a fixed date.	Interest Rate, Leverage and Credit Risk
Illiquid Securities A security which may not be sold or disposed of in the ordinary course of business within seven days at the value determined by the Fund. Limited to 15% of net assets.	Liquidity Risk

Loans of Portfolio Securities

The practice of loaning securities to brokers, dealers and financial institutions to increase returns on those securities. Loans may be made up to 1940 Act limits (currently one-third of total assets, including the value of collateral received).

Credit, Counter-Party and Leverage Risk
Mortgage- and Other Asset-Backed Securities Securities consisting of fractional interests in pools of consumer loans, such as mortgage loans, car loans, credit card debt, or receivables held in trust.	Interest Rate, Credit and Prepayment/Extension Risk

Options

The right to buy or sell a security based on an agreed upon price at a specific time. Types of options used may include: options on securities, options on a stock index and options on stock index futures to protect liquidity and portfolio values.

Credit, Leverage and Liquidity Risk

34	Target Date Funds Prospectus

INVESTMENT PRACTICE	PRINCIPAL RISK(S)

Other Mutual Funds

Investments by the Fund in shares of other mutual funds, which will cause Fund shareholders to bear a pro rata portion of the other fund’s expenses, in addition to the expenses paid by the Fund.

Market Risk
Privately Issued Securities Securities that are not publicly traded but which may or may not be resold in accordance with Rule 144A under the Securities Act of 1933.	Liquidity Risk
Repurchase Agreements A transaction in which the seller of a security agrees to buy back a security at an agreed upon time and price, usually with interest.	Credit and Counter-Party Risk
Small and Medium Company Securities Investments in small and medium companies, which may be less liquid and more volatile than investments in larger companies.	Small and Medium Company Investment and Liquidity Risk

Target Date Funds Prospectus	35

Organization and Management of the Funds

A number of different entities provide services to the Funds. This section shows how the Funds are organized, lists the entities that perform different services, and explains how these service providers are compensated. Further information is available in the Statement of Additional Information for the Funds.

About Wells Fargo Funds Trust

The Trust was organized as a Delaware statutory trust on March 10, 1999. The Board of Trustees of the Trust (“the Board”) supervises each Fund’s activities, monitors its contractual arrangements with various service providers and decides upon matters of general policy.

The Board supervises the Funds’ activities and approves the selection of various companies hired to manage the Funds’ operation. The major service providers are described in the diagram below. Except for the adviser, which generally may be changed only with shareholder approval, if the Board believes that it is in the best interests of the shareholders, it may change service providers.

BOARD OF TRUSTEES
Supervises the Funds’ activities

Ú

INVESTMENT ADVISER	CUSTODIAN
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ investment activities	Wells Fargo Bank, N.A. 6th & Marquette Minneapolis, MN Provides safekeeping for the Funds’ assets

Ú

INVESTMENT SUB-ADVISER
Global Index Advisors 29 North Park Sq., Ste 201 Marietta, GA 30060
Responsible for day-to-day portfolio management

Ú

ADMINISTRATOR	TRANSFER AGENT	SHAREHOLDER SERVICING AGENTS
Wells Fargo Funds Management, LLC 525 Market St. San Francisco, CA Manages the Funds’ business activities	Boston Financial Data Services, Inc. Two Heritage Dr. Quincy, MA Maintains records of shares and supervises the payment of dividends	Various Agents Provide services to customers

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FINANCIAL SERVICES FIRMS AND SELLING AGENTS
Advise current and prospective shareholders on Fund investments

Ú

SHAREHOLDERS

36	Target Date Funds Prospectus

The Investment Adviser

Funds Management serves as the investment adviser for each of the Funds. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank and is an affiliate of Wells Fargo Bank. Wells Fargo Bank, which was founded in 1852, is the oldest bank in the western United States and is one of the largest banks in the United States. The Funds’ adviser is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds. For providing these services, Funds Management is entitled to receive fees as shown in the table of Annual Fund Operating Expenses under “Management Fees” in the front of this Prospectus. As noted in the table beginning on page 18, the fees shown for the gateway funds include fees allocated from the master portfolio(s) in which each Fund invests. A discussion regarding the basis for the Board’s prior approval of the investment advisory agreement is available in the Fund’s semi-annual report for the six-month period ended August 31, 2005. A discussion regarding the Board’s recent approval of investment advisory and sub-advisory agreements for each Fund will be available in the August 31, 2006, semi-annual report. As of March 31, 2006, Funds Management managed approximately $110.3 billion in mutual fund assets.

The Funds are gateway funds that invest in various master portfolios. Funds Management is entitled to receive an annual investment advisory fee of 0.25% of each Fund’s average daily net assets for providing services to each Fund, including the determination of the asset allocations of each Fund’s investments in the various master portfolios. Funds Management also acts as the adviser to, and is entitled to receive a fee from, each master portfolio. The total amount of investment advisory fees paid to Funds Management as a result of a Fund’s investments varies depending on the Fund’s allocation of assets among the various master portfolios.

Dormant Investment Advisory Arrangements

Under the investment advisory contract for the Funds, Funds Management is entitled to receive an annual fee of 0.25% of the Fund’s average daily net assets for providing investment advisory services to the Fund, including the determination of the asset allocations of the Fund’s investments in the various master portfolios.

Under the investment advisory contract for all of the gateway Funds, Funds Management acts as an investment adviser for gateway fund assets redeemed from a master portfolio and invested directly in a portfolio of securities. Funds Management does not receive any compensation under this arrangement as long as a gateway fund invests substantially all of its assets in one or more master portfolios. If a gateway fund redeems assets from a master portfolio and invests them directly, in a portfolio of securities, Funds Management receives an investment advisory fee from the gateway fund for the management of those assets.

Dormant Multi-Manager Structure

The Board has adopted and the Funds’ shareholders have approved a dormant “multi-manager” structure for the Funds. Under this structure, a Fund and Funds Management would engage one or more sub-advisers to make day to day investment decisions for the Fund’s assets. Funds Management would retain ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisers and may, at times, recommend to the Board that the Fund: (i) change, add or terminate one or more sub-advisers; (ii) continue to retain a sub-adviser even though the sub-adviser’s ownership or corporate structure has changed; or (iii) materially change a sub-advisory agreement with a sub-adviser. Applicable law generally requires a Fund to obtain shareholder approval of most of these types of recommendations, even if the Board approves the proposed action. Under the dormant “multi-manager” structure approved by the Board and Fund shareholders, the Fund will seek exemptive relief, if necessary, from the SEC to permit Funds Management (subject to the Board’s oversight and approval) to make decisions about the Fund’s sub-advisory arrangements without obtaining further shareholder approval. The Fund will continue to submit matters to shareholders for their approval to the extent required by applicable law.

Target Date Funds Prospectus	37

Organization and Management of the Funds

The Sub-Advisers

Global Index Advisors, located at 2964 Peachtree Road, Suite 542, Atlanta, Georgia 30305, is the investment sub-adviser for each of the Funds and is responsible for the day-to-day investment management activities of the Funds. GIA is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940 (the “Advisers Act”). GIA, through relationships with Dow Jones Indexes and State Street Global Advisors, offers a series of collective investment funds, which are investable Dow Jones U.S. Style and Dow Jones Portfolio Index Funds. As of March 31, 2006, Global Index Advisors managed approximately $360 million in assets.

GIA is compensated for its services by Funds Management from the fees Funds Management receives for its services as adviser to the Funds.

SSgA Funds Management, Inc. (“SSgA FM”), located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111-2900, is the investment sub-adviser for the Diversified Stock Portfolio and the Diversified Fixed Income Portfolio, master portfolios in which the gateway funds invest a portion of their assets. In this capacity, the sub-adviser is responsible for the day-to-day investment management activities of the master portfolios. SSgA FM is registered with the SEC as an investment adviser under the Advisers Act and is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. SSgA FM is an affiliate of State Street Global Advisors (“SSgA”), a division of State Street Bank and Trust Company. As of March 31, 2006, SSgA FM and SSgA had over $120.9 billion and $1.5 trillion, respectively, in assets under management.

Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, located at 525 Market Street, San Francisco, CA 94105, is the sub-adviser for the Money Market Portfolio in which the gateway funds invest a portion of their assets, and in this capacity is responsible for the day-to-day investment management activities of the Portfolio. Wells Capital Management is registered with the SEC as an investment adviser under the Advisers Act and provides investment advisory services for registered mutual funds, company retirement plans, foundations, endowments, trust companies, and high net-worth individuals. As of March 31, 2006, Wells Capital Management managed assets aggregating in excess of $175.6 billion.

SSgA FM and Wells Capital Management are compensated for their services by Funds Management from the fees Funds Management receives for its services as adviser to the Master Portfolios.

The Administrator

Funds Management provides the Funds with administrative services, including general supervision of each Fund’s operation, coordination of the other services provided to each Fund, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to the Trust’s Trustees and officers. Funds Management also furnishes office space and certain facilities to conduct each Fund’s business.

Shareholder Servicing Plan

We have a shareholder servicing plan for each Fund. Under this plan, we have agreements with various shareholder servicing agents to process purchase and redemption requests, to service shareholder accounts, and to provide other related services. For these services, each Fund pays an annual fee of up to 0.25% of its average daily net assets. Selling or shareholder servicing agents, in turn, may pay some or all of these amounts to their employees or registered representatives who recommend or sell Fund shares or make investment decisions on behalf of their clients.

The Transfer Agent

Boston Financial Data Services, Inc. (“BFDS”) provides transfer agency and distribution disbursing services to the Funds.

38	Target Date Funds Prospectus

Your Account

This section tells you how Fund shares are priced, how to open an account and how to buy, sell or exchange Fund shares once your account is open.

Pricing Fund Shares

•	As with all mutual fund investments, the price you pay to purchase shares or the price you receive when you redeem shares is not determined until after a request has been received in proper form by the transfer agent. The price of Fund shares is based on a Fund’s NAV. The price at which a purchase or redemption of Fund shares is effected is based on the next calculation of NAV after the order is placed.

•	Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sale price during the regular trading session if the security trades on an exchange (“closing price”), and if there is no sale, based on the latest quoted bid prices. Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. We are required to depart from these general valuation methods and use fair value pricing methods to determine the values of certain investments if we believe that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when a Fund calculates its NAV. In addition, we use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. See the Statement of Additional Information for further disclosure.

•	We determine the NAV of each class of the Funds’ shares each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), which is usually 4:00 p.m. (ET). We determine the NAV by subtracting each Fund class’ liabilities from its total assets, and then dividing the result by the total number of outstanding shares of that class. See the Statement of Additional Information for further disclosure.

•	We process requests to buy or sell shares of the Funds each business day as of the close of regular trading on the NYSE, which is usually 4:00 p.m. (ET). If the NYSE closes early, the Funds will close early and will value their shares at such earlier time under these circumstances. Requests the transfer agent receives in proper form before this time are processed the same day. Requests the transfer agent receives after the cutoff time are processed the next business day.

•	The Funds are open for business on each day the NYSE is open for business. NYSE holidays generally include New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. When any holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such holiday.

Target Date Funds Prospectus	39

Your Account

Notes on Managing Your Account

Minimum Investments

•	Minimum initial investment of $2,500 per Fund, and $1,000 for a retirement account; and

•	$100 per Fund for all investments after your initial investment.

•	No minimum for current and retired employees, directors/trustees and officers of (i) Wells Fargo Advantage Funds (including any predecessor funds); (ii) Wells Fargo & Company and its affiliates; and (iii) family members of any of the above, if they sign up for the $50 monthly automatic investment purchase plan.

Institutions, through which investors may purchase Investor Class Shares, may require different minimum investment amounts. Please consult your selling agent or a customer service representative from your Institution for specifics.

We may waive the minimum initial investment amount for purchases made through certain retirement, benefit and pension plans, through certain packaged investment products, or for certain classes of shareholders as permitted by the SEC. Check the specific disclosure statements and Applications for the program through which you intend to invest.

How to Open an Account

You can open a Wells Fargo Advantage Funds account through any of the following means:

•	Directly with the Fund—Complete a Wells Fargo Advantage Funds Application, which you may obtain by visiting our Web site at www.wellsfargo.com/advantage funds, by calling Investor Services at 1-800-222-8222, or from an authorized selling agent. Be sure to indicate the Fund name and the share class into which you intend to invest when completing the application.

•	Through a brokerage account with an approved selling agent; or

•	Through certain retirement, benefit and pension plans or certain packaged investment products (please see the providers of the plan for instructions).

In addition to payments made by the Funds for distribution and shareholder servicing, the Adviser, the Funds’ distributor or their affiliates, may pay out of their own assets, and at no cost to the Funds, significant amounts to selling or shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders.

In return for these payments, the Funds may receive certain marketing or servicing advantages including, without limitation, inclusion of the Funds on a selling agent’s “preferred list”; providing “shelf space” for the placement of the Funds on a list of mutual funds offered as investment options to its clients; granting access to a selling agent’s registered representatives; providing assistance in training and educating the selling agent’s registered representatives and furnishing marketing support and other related services. Additionally, the Funds and their shareholders may receive certain services including, but not limited to, establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; processing and mailing monthly statements, prospectuses, shareholder reports and other SEC-required communications; and providing the type of services that might typically be provided by a Fund’s transfer agent (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information and the transmission of shareholder mailings).

Payments made by the Funds’ Adviser, distributor or their affiliates, for the advantages and services described above, may be fixed dollar amounts, may be based on a percentage of sales and/or assets under management or a combination of the above, and may be up-front, or ongoing payments or

40	Target Date Funds Prospectus

both. Such payments may be based on the number of customer accounts maintained by the selling or shareholder servicing agent, or based on a percentage of the value of shares sold to, or held by, customers of the selling or shareholder servicing agent, and may differ among selling and shareholder servicing agents.

In addition, representatives of the Funds’ distributor visit selling agents on a regular basis to educate their registered representatives and to encourage the sale of Fund shares. The costs associated with such visits and any arrangement, such as sponsoring various contests and promotions to encourage the sale of Fund shares, may be paid for by the Adviser, the Funds’ distributor or its affiliates, subject to applicable NASD regulations.

Target Date Funds Prospectus	41

Your Account

The following section explains how you can buy shares directly from Wells Fargo Advantage Funds. For Funds held through brokerage and other types of accounts, please consult your selling agent.

GENERAL NOTES FOR PURCHASING FUND SHARES

•	The initial investment minimum is $2,500, or $1,000 for a retirement account.

•	Subsequent purchases may be made for a minimum of $100.

•	When mailing your application, payment or other documentation to Wells Fargo Advantage Funds, use the appropriate address below:

Mailing address:	Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266	Overnight Mail:	Wells Fargo Advantage Funds ATTN: CCSU-Boston Financial 30 Dan Road Canton, MA 02021-2809

•	When wiring money to Wells Fargo Advantage Funds, provide the following wire instructions to your financial institution:

State Street Bank & Trust Boston, MA Bank Routing Number: ABA 011000028 Wire Purchase Account Number: 9905-437-1	Attention: Wells Fargo Advantage Funds (Name of Fund, Account Number and Share Class) Account Name: (Registration Name of Account)

•	Your account will be credited on the business day that the transfer agent receives your application and payment in proper order. Failure to complete an Application properly may result in a delay in processing your request.

•	You begin to earn dividends on the business day after the transfer agent receives your purchase in proper form.

•	All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks.

•	For every check or Electronic Funds Transfer that is returned to us as unpaid you will be charged a $25 fee.

•	When all or a portion of a purchase is received for investment without a clear Fund designation or is designated for investment in one of our closed classes of Funds, we may deposit the undesignated portion or the entire amount, as applicable, into the Wells Fargo Advantage Money Market Fund. We will treat your inaction as approval of this purchase until you later direct us to sell or exchange these shares of the Money Market Fund, at the next NAV calculated after we accept your order.

•	Each Fund reserves the right to refuse or cancel a purchase or exchange order in cases where the acceptance of the order would, in the Fund’s determination, adversely impact the normal management or operations of the Fund.

•	The information provided in this Prospectus is not intended for distribution to, or use by, any person or entity in any jurisdiction or country where such distribution or use would be contrary to law or regulation, or which would subject Fund shares to any registration requirement within such jurisdiction or country.

42	Target Date Funds Prospectus

How to Buy Shares

BY MAIL

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

•	Complete a Wells Fargo Advantage Funds Application. Be sure to indicate the full Fund name and the share class into which you intend to invest. You may obtain an application on-line (visit our Web site at www.wellsfargo.com/advantagefunds), by calling Investor Services at 1-800-222-8222, or from an authorized selling agent.

•	Enclose a check made out in the full name and share class of the Fund. For example, “Wells Fargo Advantage Dow Jones Target Today Fund, Investor Class.”

•	Mail the Application and payment to Wells Fargo Advantage Funds.

IF YOU ARE BUYING ADDITIONAL SHARES:

•	Make a check payable to the full name and share class of your Fund. Be sure to write your account number on the check.

•	Complete an investment slip or the payment stub/card from your statement if available, and mail to Wells Fargo Advantage Funds with the check.

•	To request a booklet of investment slips, please contact Investor Services at 1-800-222-8222.

BY PHONE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can only make your first purchase of a Fund by phone if you already have an existing Wells Fargo Advantage Funds Account. If you do not currently have an account, complete a Wells Fargo Advantage Funds Application. Refer to the ‘By Mail’ section, above.

If you have a Wells Fargo Advantage Funds Account and want to buy into a new Fund, call Investor Services at 1-800-222-8222 for an Investor Services Representative to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Call 1-800-368-7550 to use the Wells Fargo Advantage Funds automated phone system (“automated phone system”) to:

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

Target Date Funds Prospectus	43

Your Account

BY INTERNET ACCESS

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

To purchase shares of a Fund via the Internet, visit our Web site at www.wellsfargo.com/advantage funds. If you do not have an account with Wells Fargo Advantage Funds, follow the instructions for opening an account. Once you have an account established, in order to complete your first purchase into the Fund, you must indicate the Fund name and the share class into which you intend to invest to either:

•	transfer at least $2,500 (or $1,000 for retirement accounts) from a linked bank account, or

•	exchange at least $2,500 (or $1,000 for retirement accounts) worth of shares from an existing Wells Fargo Advantage Funds Account.

Initial investments made on-line are limited to a maximum of $25,000.

IF YOU ARE BUYING ADDITIONAL SHARES:

To buy additional shares, visit our Web site at www.wellsfargo.com/advantage funds to either:

•	transfer at least $100 from a linked bank account, or

•	exchange at least $100 worth of shares from an existing Wells Fargo Advantage Funds Account, or the remaining balance of your existing account.

On-line purchases are limited to a maximum of $100,000. Further information is available by calling Investor Services at 1-800-222-8222.

BY WIRE

IF YOU ARE BUYING SHARES FOR THE FIRST TIME:

You can make your first purchase of a Fund by wire. Complete a Wells Fargo Advantage Funds Application or open an account by internet access as described above and follow the wire instructions on page 42. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IF YOU ARE BUYING ADDITIONAL SHARES:

Instruct your bank/financial institution to wire the amount you want to invest in accordance with the wire instructions on page 42. Be sure to have the wiring bank include your current Wells Fargo Advantage Funds account number and the name in which your account is registered. Wire purchases received by the transfer agent in proper form prior to the close of regular trading on the NYSE (which is usually 4:00 p.m. (ET)) are processed the same day and receive that day’s trade date.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

44	Target Date Funds Prospectus

How to Sell Shares

The following section explains how you can sell shares held directly through an account with Wells Fargo Advantage Funds. For Fund shares held through brokerage or other types of accounts, please consult your selling agent.

BY MAIL

•	To request a redemption, write a “Letter of Instruction” stating your name, your account number, the Fund you wish to redeem and the dollar amount you wish to receive (or write “Full Redemption”).

•	Make sure all the account owners sign the request exactly as their names appear on the account application.

•	Medallion guarantees are required for mailed redemption requests under the following circumstances: i) if the request is for over $100,000; ii) if the address on your account was changed within the last 30 days, or iii) if the redemption is made payable to a third party. You can get a medallion guarantee at a financial institution, such as a bank or brokerage house. We do not accept notarized signatures.

•	Mail to: Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

BY PHONE

•	Call Investor Services at 1-800-222-8222 for an Investor Services Representative or call 1-800-368-7550 to use the automated phone system to request a redemption. Be prepared to provide your account number and Taxpayer Identification Number (usually your Social Security Number).

•	Unless you have instructed us otherwise, only one account owner needs to call in redemption requests.

•	Telephone privileges are automatically made available to you unless you specifically decline them on your Application or subsequently in writing.

•	Redemption requests may not be made by phone if the address on your account was changed in the last 30 days. In this event, you must request your redemption by mail, in accordance with the procedures listed above.

BY INTERNET ACCESS

Visit our Web site at www.wellsfargo.com/advantagefunds to process your redemption request. Redemptions requested on-line are limited to a minimum of $100 and a maximum of $100,000. Redemption proceeds may be remitted by check to your address of record, by Electronic Funds Transfer into a linked bank account, or by wire.

See “General Notes for Selling Shares,” below. Further information is available by calling Investor Services at 1-800-222-8222.

IN PERSON

Visit our Investor Center in Menomonee Falls, Wisconsin, which is near Milwaukee. Visit our Web site or call an Investor Services Representative for hours of operation and directions to our Investor Center.

Target Date Funds Prospectus	45

Your Account	How to Sell Shares

GENERAL NOTES FOR SELLING SHARES

•	We will process requests to sell shares at the first NAV calculated after a request in proper form is received by the transfer agent. Requests received before the cutoff time are processed on the same business day.

•	Your shares earn dividends through the date of redemption. If you redeem shares on a Friday or prior to a holiday, shares will continue to earn dividends until the next business day.

•	The minimum redemption amount is $100 or the balance of your account.

•	Your redemptions are net of any applicable redemption fee.

•	You may request that redemption proceeds be sent to you by check, by Electronic Funds Transfer into a bank account, or by wire. Please call Investor Services regarding requirements for linking bank accounts or for wiring funds. We reserve the right to charge a fee for wiring funds and to waive any such fee for shareholders who maintain certain minimum account balances. Please contact your bank to verify any charges that they may assess for an incoming wire transfer.

•	We reserve the right to delay payment of a redemption so that we may be reasonably certain that investments made by check, through Electronic Funds Transfer or the Automatic Investment Plan have been collected. Payments may be held up to 7 days for check redemptions and for Electronic Funds Transfers. Redemption payments also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

•	Generally, we pay redemption requests in cash, unless it is determined that the redemption would be to the detriment of a Fund and/or its shareholders. In such case, we may pay all or part of the redemption in securities of equal value as permitted under the 1940 Act, and the rules thereunder. The redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received.

•	If you purchased shares through a packaged investment product or retirement plan, read the directions for selling shares provided by the product or plan. There may be special requirements that supersede the directions in this Prospectus.

46	Target Date Funds Prospectus

Exchanges

Exchanges between Wells Fargo Advantage Funds involve two transactions: a sale of shares of one Fund and the purchase of shares of another. In general, the same rules and procedures that apply to sales and purchases apply to exchanges. There are, however, additional factors you should keep in mind while making or considering an exchange:

•	In general, exchanges may be made between like share classes of any Wells Fargo Advantage Fund offered to the general public for investment. In addition, Investor Class shares may be exchanged for Class Z shares, as long as you meet the eligibility requirements for investment in Class Z shares. See the Class Z prospectus for details.

•	You should carefully read the prospectus for the Fund into which you wish to exchange.

•	Every exchange involves selling Fund shares, which may produce a capital gain or loss for tax purposes.

•	If you are making an initial investment into a Fund through an exchange, you must exchange at least the minimum first purchase amount for the new Fund, unless your balance has fallen below that amount due to market conditions.

•	Any exchange between Funds you already own must meet the minimum redemption and subsequent purchase amounts for the Funds involved.

Generally, we will notify you at least 60 days in advance of any changes in the exchange rules.

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact the Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact the Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing the additional risk of the negative effects of excessive trading.

The Fund actively discourages and takes steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Fund’s policy and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to the Fund by increasing expenses or lowering returns. In this regard, the Fund takes steps to avoid accommodating frequent purchases and redemptions of shares by Fund shareholders. Specifically, Funds Management monitors available shareholder trading information across all Funds on a daily basis and may temporarily suspend or permanently terminate purchase or exchange privileges of investors who complete more than two exchanges within a three-month period or seem to be following a timing pattern. In determining whether to suspend or terminate purchase or exchange privileges, Funds Management will consider the extent to which such trading activity is likely to be disruptive to the Fund. The extent to which trading activity may be disruptive depends on a number of factors including, but not limited to, the number of trades, the size of the trades relative to the size of the Fund and the type

Target Date Funds Prospectus	47

Exchanges

of Fund involved. If Funds Management determines that an account has engaged in timing activities in contravention of the Funds’ policies, the account is prevented from purchasing additional shares or making further exchanges. Once the account has redeemed all of its shares, the account is closed.

Funds Management’s ability to monitor trades that are placed by individual shareholders of omnibus accounts, which are accounts maintained by financial intermediaries on behalf of multiple beneficial shareholders, is severely limited because Funds Management does not have access to the underlying shareholder account information. However, Funds Management monitors aggregate trades placed in omnibus accounts and seeks to work with financial intermediaries to discourage shareholders from engaging in market timing and to restrict excessive trading. There may be legal and technological limitations on the ability of financial intermediaries to restrict the trading practices of their clients, and they may follow policies that are different from the Fund’s policy. As a result, Funds Management’s ability to monitor and discourage excessive trading practices in omnibus accounts may be limited.

48	Target Date Funds Prospectus

Additional Services and Other Information

Automatic Plans

These plans help you conveniently purchase and/or redeem shares each month. Once you select a Plan, tell us the day of the month you would like the transaction to occur and specify an amount of at least $50. If you do not specify a date, we will process the transaction on or about the 25th day of the month. Then select the Fund you would like to purchase and specify an amount of at least $50. Call Investor Services at 1-800-222-8222 for more information.

•	Automatic Investment Plan—With this plan, you can regularly purchase shares of a Wells Fargo Advantage Fund with money automatically transferred from a linked bank account.

•	Automatic Exchange Plan—With this plan, you can regularly exchange shares of a Wells Fargo Advantage Fund you own for shares of another Wells Fargo Advantage Fund. See the “Exchanges” section of this Prospectus for the conditions that apply to your shares. This feature may not be available for certain types of accounts.

•	Systematic Withdrawal Plan—With this plan, you can regularly redeem shares and receive the proceeds by check or by transfer to a linked bank account. To participate in this plan, you:

•	must have a Fund account valued at $10,000 or more;

•	must have your distributions reinvested; and

•	may not simultaneously participate in the Automatic Investment Plan.

•	Payroll Direct Deposit—With this plan, you may transfer all or a portion of your paycheck, social security check, military allotment, or annuity payment for investment into the Fund of your choice.

It generally takes about ten days to establish a plan once we have received your instructions. It generally takes about five days to change or cancel participation in a plan. We may automatically cancel your plan if the linked bank account you specified is closed, or for other reasons.

Income and Gain Distributions

The Funds make distributions of any net investment income at least quarterly and any realized net capital gains at least annually.

We offer the following distribution options. To change your current option for payment of distributions, please call 1-800-222-8222.

•	Automatic Reinvestment Option—Lets you buy new shares of the same class of the Fund that generated the distributions. The new shares are purchased at NAV generally on the day the income is paid. This option is automatically assigned to your account unless you specify another option.

•	Check Payment Option—Allows you to receive checks for distributions mailed to your address of record or to another name and address which you have specified in written, medallion guaranteed instructions. If checks remain uncashed for six months or are undeliverable by the Post Office, we will reinvest the distributions at the earliest date possible, and future distributions will be automatically reinvested.

•	Bank Account Payment Option—Allows you to receive distributions directly in a checking or savings account through Electronic Funds Transfer. The bank account must be linked to your Wells Fargo Advantage Fund account. In order to establish a new linked bank account, you must send a written medallion guaranteed instruction along with a copy of a voided check or deposit slip. Any distribution returned to us due to an invalid banking instruction will be sent to your address of record by check at the earliest date possible, and future distributions will be automatically reinvested.

Target Date Funds Prospectus	49

Additional Services and Other Information

•	Directed Distribution Purchase Option—Lets you buy shares of a different Wells Fargo Advantage Fund of the same share class. The new shares are purchased at NAV generally on the day the income is paid. In order to establish this option, you need to identify the Fund and account the distributions are coming from, and the Fund and account to which the distributions are being directed. You must meet any required minimum purchases in both Funds prior to establishing this option.

Remember, distributions have the effect of reducing the NAV per share by the amount distributed.

Taxes

The following discussion regarding federal income taxes is based on laws that were in effect as of the date of this Prospectus and summarizes only some of the important federal income tax considerations affecting the Funds and you as a shareholder. It does not apply to foreign or tax-exempt shareholders or those holding Fund shares through a tax-advantaged account, such as a 401(k) Plan or IRA. This discussion is not intended as a substitute for careful tax planning. You should consult your tax adviser about your specific tax situation. Please see the Statement of Additional Information for additional federal income tax information.

We will pass on to a Fund’s shareholders substantially all of the Fund’s net investment income and realized net capital gains, if any. Distributions from a Fund’s ordinary income and net short-term capital gain, if any, generally will be taxable to you as ordinary income. Distributions from a Fund’s net long-term capital gain, if any, generally will be taxable to you as long-term capital gain. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

An individual’s net long-term capital gain is subject to a reduced, maximum 15% rate of tax. Also, if you’re an individual Fund shareholder, the portion of your distributions attributable to dividends received by your Fund from its direct investment in certain U.S. and foreign corporations generally will be taxed at a maximum 15% tax rate, as long as certain holding period requirements are met by you for your Fund shares and by the Fund for its investment in stock producing such dividends. Under recently enacted legislation, these reduced rates of tax will expire after December 31, 2010.

Distributions from a Fund normally will be taxable to you when paid, whether you take distributions in cash or automatically reinvest them in additional Fund shares. Following the end of each year, we will notify you of the federal income tax status of your distributions for the year.

If you buy shares of a Fund shortly before it makes a taxable distribution, your distribution will, in effect, be a taxable return of part of your investment. Similarly, if you buy shares of a Fund when it holds appreciated securities, you will receive a taxable return of part of your investment if and when the Fund sells the appreciated securities and realizes and distributes the gain. The Funds have built up, or have the potential to build up, high levels of unrealized appreciation.

Your redemptions (including redemptions in-kind) and exchanges of Fund shares ordinarily will result in a taxable capital gain or loss, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Such capital gain or loss generally will be long-term capital gain or loss if you have held your redeemed or exchanged Fund shares for more than one year at the time of redemption or exchange. In certain circumstances, losses realized on the redemption or exchange of Fund shares may be disallowed.

In certain circumstances, Fund shareholders may be subject to back-up withholding taxes.

50	Target Date Funds Prospectus

Portfolio Holdings Information

A description of the Funds’ policies and procedures with respect to disclosure of its portfolio holdings is available in the Funds’ Statement of Additional Information.

Householding

To help keep Fund expenses low, generally we send a single copy of a prospectus or shareholder report to shareholders of the same household. If your household currently receives a single copy of a prospectus or shareholder report and you would prefer to receive multiple copies, please call Investor Services at 1-800-222-8222 or contact your selling agent.

Small Account Redemptions

We reserve the right to redeem certain accounts that fall below the minimum initial investment amount as the result of shareholder redemptions (as opposed to market movement). We will notify you approximately 60 days prior to such redemption and will provide you with the opportunity to make additional investments to bring your account above the minimum investment amount. Please call Investor Services at 1-800-222-8222 or contact your selling agent for further details.

Retirement Accounts

We offer a wide variety of retirement accounts for individuals and institutions, including large and small businesses. Please contact Investor Services at 1-800-222-8222 for information on:

•	Individual Retirement Plans, including traditional IRAs and Roth IRAs.

•	Qualified Retirement Plans, including Simple IRAs, SEP IRAs, 403(b)(7)s, Keoghs, Pension Plans, Profit-Sharing Plans, and 401(k) Plans.

There may be special distribution requirements for a retirement account. For more information, call the number listed above. You may be charged a $10 annual account maintenance fee for each retirement account up to a maximum of $30 annually, and a $25 fee for transferring assets to another custodian or for closing a retirement account. Fees charged by Institutions may vary. If you sell shares from a non-IRA and you are eligible to roll the proceeds into another retirement plan, we will withhold a portion of the sale proceeds for federal income tax purposes, unless you transfer all of the proceeds to an eligible retirement plan.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations are mailed following each purchase, sale, exchange, or transfer of Fund shares, except generally for Automatic Investment Plan transactions, Systematic Withdrawal Plan transactions using Electronic Funds Transfer, and purchases of new shares through the automatic reinvestment of distributions.

Statement Inquiries

Contact us in writing regarding any errors or discrepancies noted on your account statement within 60 days after the date of the statement confirming a transaction. We may deny your ability to refute a transaction if we do not hear from you within those 60 days.

Statement Reprints

Upon your request and for the applicable fee, you may obtain a reprint of an account statement. Please call Investor Services at 1-800-222-8222 for more information.

Target Date Funds Prospectus	51

Additional Services and Other Information

Transaction Authorizations

Telephone, electronic and clearing agency privileges allow us to accept transaction instructions by anyone representing themselves as the shareholder and who provides reasonable confirmation of their identity. We will not be liable for any losses incurred if we follow such instructions we reasonably believe to be genuine. For transactions through the automated phone system and our Web site, we will assign personal identification numbers (PINs) and/or passwords to help protect your account information. To safeguard your account, please keep your PINs and passwords confidential. Contact us immediately if you believe there is a discrepancy on your confirmation statement or if you believe someone has obtained unauthorized access to your account, PIN or password.

USA PATRIOT Act

In compliance with the USA PATRIOT Act, all financial institutions (including mutual funds) at the time an account is opened are required to obtain, verify and record the following information for all registered owners or others who may be authorized to act on the account: full name, date of birth, taxpayer identification number (usually your Social Security Number) and permanent street address. Corporate, trust and other entity accounts require additional documentation. This information will be used to verify your true identity. We will return your application if any of this information is missing, and we may request additional information from you for verification purposes. In the rare event that we are unable to verify your identity, the Funds reserve the right to redeem your account at the current day’s NAV. You will be responsible for any losses, taxes, expenses, fees, or other results of such a redemption.

52	Target Date Funds Prospectus

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Description of Master Portfolios

PORTFOLIO	OBJECTIVE

Diversified Stock Portfolio	The Portfolio seeks to approximate, before expenses, the total return of the equity portion of the Dow Jones Target Date Indexes.

Diversified Fixed Income Portfolio	The Portfolio seeks to approximate, before expenses, the total return of the fixed income portion of the Dow Jones Target Date Indexes.

Money Market Portfolio	The Portfolio seeks current income, while preserving capital and liquidity.

54	Target Date Funds Prospectus

PRINCIPAL STRATEGIES

Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s assets in equity securities. The Portfolio invests principally in stock securities comprising the equity portion of the Dow Jones Target Date Indexes. We attempt to achieve a correlation of at least 95% between the performance of the equity portion of the Dow Jones Target Date Indexes and the Portfolio’s investment results, before expenses.

Under normal circumstances, the Portfolio invests at least 80% of the Portfolio’s assets in fixed income securities. The Portfolio invests principally in fixed income securities comprising the fixed income portion of the Dow Jones Target Date Indexes. We attempt to achieve a correlation of at least 95% between the performance of the fixed income portion of the Dow Jones Target Date Indexes and the Portfolio’s investment results, before expenses.

Under normal circumstances, the Portfolio invests 100% of total assets in high-quality, short-term money market instruments. The Portfolio may invest, without limitation, in high-quality, short-term dollar-denominated obligations of foreign issuers.

Target Date Funds Prospectus	55

Portfolio Managers

The Statement of Additional Information provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers’ ownership of securities in the Funds.

Rodney H. Alldredge

Target Today Fund since 2006

Target 2010 Fund since 2006

Target 2020 Fund since 2006

Target 2030 Fund since 2006

Target 2040 Fund since 2006

Mr. Alldredge co-founded GIA in 1994 and currently serves as Co-Portfolio Manager and Senior Analyst of GIA, which provides advisory services with respect to the SSgA/Dow Jones Target Date Funds, a series of collective investment funds. GIA has provided these advisory services since 1995. Mr. Alldredge has served as a consulting analyst and asset allocation strategist for both defined benefit and defined contribution retirement plans since 1989. Mr. Alldredge earned his B.S. degree in Computer Information Systems from Birmingham Southern College.

George V. Daniels, Jr.

Target Today Fund since 2006

Target 2010 Fund since 2006

Target 2020 Fund since 2006

Target 2030 Fund since 2006

Target 2040 Fund since 2006

Mr. Daniels co-founded GIA in 1994 and currently serves as Co-Portfolio Manager and Chairman/Chief Executive Officer of GIA, which provides advisory services with respect to the SSgA/Dow Jones Target Date Funds, a series of collective investment funds. GIA has provided these advisory services since 1995. Mr. Daniels has served as an investment management consultant to both defined benefit and defined contribution retirement plans since 1966. Mr. Daniels earned his B.S. degree in Electrical Engineering from Louisiana State University and his M.S. degree in Applied Mathematics from the University of Florida.

James P. Lauder

Target Today Fund since 2006

Target 2010 Fund since 2006

Target 2020 Fund since 2006

Target 2030 Fund since 2006

Target 2040 Fund since 2006

Mr. Lauder joined GIA in 2002 and currently serves as Co-Portfolio Manager and Chief Operating Officer of GIA which provides advisory services with respect to the SSgA/Dow Jones Target Date Funds, a series of collective investment funds. Prior to joining GIA, Mr. Lauder served as President and Founder of the Lauder Consulting Group, a bank strategy firm, from 2001 to 2002 and was a Manager of Corporate Strategy at SunTrust Banks, Inc. from 2000 to 2001. Mr. Lauder earned his B.S. degree in Finance from the University of South Alabama and his M.B.A. degree from the Goizueta Business School at Emory University.

56	Target Date Funds Prospectus

Glossary

We provide the following definitions to assist you in reading this Prospectus. For a more complete understanding of these terms you should consult your Investment professional.

American Depositary Receipts (“ADRs”)

Receipts for non-U.S. company stocks. The stocks underlying ADRs are typically held in bank vaults. The ADR’s owner is entitled to any capital gains or dividends. ADRs are one way of owning an equity interest in foreign companies. Similar investments include European Depositary Receipts and Global Depositary Receipts.

Asset-Backed Securities

Securities consisting of an undivided fractional interest in pools of consumer loans, such as car loans or credit card debt, or receivables held in trust.

Business Day

Any day the New York Stock Exchange is open is a business day for the Funds.

Capital Appreciation

The increase in the value of a security. See also “total return.”

Capitalization

When referring to the size of a company, capitalization means the total number of a company’s outstanding shares of stock multiplied by the price per share. This is one accepted method of measuring a company’s size and is sometimes referred to as “market capitalization.”

Current Income

Earnings in the form of dividends or interest as opposed to capital growth. See also “total return.”

Debt Securities

Generally, a promise to pay interest and repay principal by a company sold as a security. The owner of the security is entitled to receive any such payments. Examples include bonds and mortgage- and other asset-backed securities and can include securities in which the right to receive interest and principal repayment have been sold separately.

Derivatives

Securities whose values are derived in part from the value of another security or index. An example is a stock option.

Distributions

Distributions of net investment income, realized net capital gain and/or return of capital made by a Fund to its shareholders.

Duration

A measure of a security’s or portfolio’s sensitivity to changes in interest rates. Duration is usually expressed in years, with longer durations typically more sensitive to interest rate changes than shorter durations.

Electronic Funds Transfer

A process used to transfer funds electronically, rather than by check, and includes wire transfer and Automated Clearing House (ACH).

Emerging Markets

Markets associated with a country that is considered by international financial organizations, such as the International Finance Corporation and the International Bank for Reconstruction and Development, and the international financial community to have an “emerging” stock market. Such markets may be undercapitalized, have less-developed legal and financial systems or may have less stable currencies than markets in the developed world.

Target Date Funds Prospectus	57

Glossary

Emerging Market Securities

Emerging market securities are securities: (1) issued by companies with their principal place of business or principal office in an emerging market country; (2) issued by companies for which the principal securities trading market is an emerging market country; or (3) issued by companies, regardless of where their securities are traded, that derive at least 50% of their revenue or profits from goods produced or sold, investments made, or services performed in emerging market countries or that have at least 50% of their assets in emerging market countries.

FDIC

The Federal Deposit Insurance Corporation. This is the company that provides federally sponsored insurance covering bank deposits, such as savings accounts and CDs. Mutual funds are not FDIC insured.

Gateway Fund

A Fund that invests its assets in one or more master portfolios or other Funds of Wells Fargo Advantage Funds, instead of directly in securities, to achieve its investment objective. Gateway funds investing in the same master portfolio or Fund can enhance their investment opportunities and reduce their expense ratios through sharing the costs and benefits of a larger pool of assets.

Illiquid Security

A security which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value determined by the fund.

Institution

Institutional investors acting for themselves or on behalf of their customers in a fiduciary, advisory, agency, custodial or similar capacity. Institutional investors include, but are not limited to, banks, pension funds, insurance companies, foundations, trusts, etc., and broker-dealers and registered investment advisers that have an agreement with the distributor to offer a Fund’s shares through a particular investment product, program or account for which such broker-dealer or adviser may charge a fee.

Liquidity

The ability to readily sell a security at a fair price.

Medallion Guarantee

A guarantee given by a financial institution that has verified the identity of the maker of the signature. The guarantee may be executed by an “eligible” guarantor. Eligible guarantors include Commercial Banks, Trust Companies, Savings Associations and Credit Unions, as defined by the Federal Deposit Insurance Act, and registered Broker-Dealers. The institution must provide a verifiable Stamp 2000 Medallion prior to submitting your signature. A guarantee from a Notary Public is not acceptable.

Money Market Instruments

High-quality short-term instruments meeting the requirements of Rule 2a-7 under the 1940 Act, such as bankers’ acceptances, commercial paper, repurchase agreements and government obligations. In a money market fund, average portfolio maturity does not exceed 90 days, and all investments have maturities of 397 days or less at the time of purchase.

58	Target Date Funds Prospectus

Mortgage-Backed Securities

Securities that represent an ownership interest in mortgage loans made by financial institutions to finance a borrower’s real estate purchase. These loans are packaged by issuers for sale to investors. As the underlying mortgage loans are paid by borrowers, the investors receive payments of interest and principal.

Net Asset Value (“NAV”)

The value of a single fund share. It is determined by adding together all of a fund’s assets, subtracting accrued expenses and other liabilities, then dividing by the total number of outstanding shares.

Options

An option is the right or obligation to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500 Index.

Quantitatively Measured Risk

Risk that gauges both the frequency and degree to which an asset class will perform below the long-term expected average.

Repurchase Agreement

An agreement between a buyer and seller of a security in which the seller agrees to repurchase the security at an agreed upon price and time.

Selling Agent

A person who has an agreement with the funds’ distributors allowing the agent to sell a fund’s shares.

Shareholder Servicing Agent

Anyone appointed by the fund to maintain shareholder accounts and records, assist and provide information to shareholders or perform similar functions.

Statement of Additional Information

A document that supplements the disclosure made in the Prospectus.

Taxpayer Identification Number

Usually the Social Security Number for an individual or the Employer Identification Number for a corporation.

Time Horizon

An investment time horizon marks the point when investors plan to start making net withdrawals. As a general rule, investors with a longer time horizon have a greater tolerance for risk than investors with shorter time horizons. Long-term investors are more likely to accept a greater risk of short-term loss for the opportunity of achieving greater long-term gains.

Total Return

The annual return on an investment, including capital appreciation and distributions. Total return calculations assume reinvestment of all distributions, reflect fee waivers and exclude sales loads.

Undervalued

Describes a stock that is believed to be worth more than its current price.

U.S. Government Agency Securities

A security issued by a U.S. government-sponsored agency or instrumentality. Such securities are not backed by the full faith and credit of the U.S. Government. However, some U.S. Government agency securities are supported by the right of the issuer to borrow from the U.S. Treasury, others are supported by the discretionary authority of the U.S. Government to purchase the agency’s

Target Date Funds Prospectus	59

Glossary

obligations, and others are supported only by the credit of the sponsoring agency or instrumentality. Some prominent issuers of agency securities are Federal National Mortgage Association (FNMA or Fannie Mae), Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), Federal Home Loan Banks (FHLB) and Student Loan Marketing Association (SLMA or Sallie Mae).

U.S. Government Obligations

Obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

60	Target Date Funds Prospectus

The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Dow Jones’ only relationship to the Licensee is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Target Date IndexesSM, which is determined, composed and calculated by Dow Jones without regard to Global Index Advisors, Inc., Wells Fargo Funds Management, LLC, or the Funds. Dow Jones has no obligation to take the needs of Global Index Advisors, Inc., Wells Fargo Funds Management, LLC or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Target Date IndexesSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Target Date IndexesSM, or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by Global Index Advisors, Inc., Wells Fargo Funds Management, LLC, owners of the Funds, or any other person or entity from the use of the Dow Jones Target Date IndexesSM, or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Target Date IndexesSM, or any data included therein. without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages or losses, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and Global Index Advisors, Inc., or Wells Fargo Funds Management, LLC.

Target Date Funds Prospectus	61

Please find Wells Fargo Advantage Funds’ Privacy Policy inside this back cover. More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email or call: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Email: wfaf@wellsfargo.com Retail Investment Professionals: 888-877-9275 Institutional Investment Professionals: 866-765-0778 Web site: www.wellsfargo.com/advantagefunds YOU MAY WISH TO REVIEW THE FOLLOWING DOCUMENTS: STATEMENT OF ADDITIONAL INFORMATION supplements the disclosures made by this Prospectus. The Statement of Additional Information has been filed with the SEC and incorporated by reference into this Prospectus and is legally part of this Prospectus. ANNUAL/SEMI-ANNUAL REPORTS provide certain financial and other important information, including a discussion of the market conditions and investment strategies that significantly affected Fund performance over the reporting period. THESE DOCUMENTS ARE AVAILABLE FREE OF CHARGE: Call: 1-800-222-8222, or visit our Web site at www.wellsfargo.com/advantagefunds Write to: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266; or Visit the SEC’s Web site at http://www.sec.gov REQUEST COPIES FOR A FEE BY WRITING TO: SEC Public Reference Room 100 “F” Street, NE Washington, DC 20549-0102; or by electronic request at publicinfo@sec.gov Call: 1-800-SEC-0330 or 1-202-551-8090 for details ADDITIONAL SERVICES QUESTIONS CAN BE ANSWERED BY CALLING YOUR INVESTMENT PROFESSIONAL

WELLS FARGO FUNDS TRUST

Telephone: 1-800-222-8222

STATEMENT OF ADDITIONAL INFORMATION

January 1, 2007

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

Class A, Class B, Class C, Administrator Class, Institutional Class and Investor Class

Wells Fargo Funds Trust (the “Trust”) is an open-end, management investment company. This Statement of Additional Information (“SAI”) contains additional information about five funds in the Wells Fargo Funds Trust family of funds (each, a “Fund” and collectively, the “Funds”) — the Wells Fargo Advantage Dow Jones Target Today, Dow Jones Target 2010, Dow Jones Target 2020, Dow Jones Target 2030 and Dow Jones Target 2040 Funds. Each Fund is considered diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds offer certain classes of shares as indicated in the chart below. This SAI relates to all such classes of shares. Effective on or about January 31, 2006, Classes A, B, and C shares will be available only to certain qualified investors. Please see the Class A, Class B and Class C shares prospectus for further details. The Investor Class shares will not commence operations until January 31, 2007. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class.

Funds	A, B and C	Administrator	Institutional	Investor
Target Today Fund	•	•	•	•
Target 2010 Fund	•	•	•	•
Target 2020 Fund	•	•	•	•
Target 2030 Fund	•	•	•	•
Target 2040 Fund	•	•	•	•

This SAI is not a prospectus and should be read in conjunction with the Funds’ Prospectuses (“Prospectuses”) dated June 26, 2006, or January 1, 2007, as applicable. All terms used in this SAI that are defined in the Prospectuses have the meanings assigned in the Prospectuses. The audited financial statements for the Funds, which include the portfolios of investments and report of independent registered public accounting firm for the year ended February 28, 2006, and the unaudited financial statements for the Funds for the semi-annual period ended August 31, 2006, are hereby incorporated by reference to the Funds’ Annual Report and Semi-Annual Report, respectively. The Prospectuses, Annual Report and Semi-Annual Report may be obtained without charge by visiting our Web site at www.wellsfargo.com/advantagefunds, calling 1-800-222-8222 or by writing to Wells Fargo Advantage FundsSM, P.O. Box 8266, Boston, MA 02266-8266.

i

HISTORICAL FUND INFORMATION

The Funds described in this SAI were created as part of the reorganization of the Stagecoach family of funds, advised by Wells Fargo Bank, N.A. (“Wells Fargo Bank” or the “Custodian”) and the Norwest Advantage family of funds, advised by Norwest Investment Management, Inc. (“NIM”), into a single mutual fund complex following the merger of the advisers’ parent companies. On March 25, 1999, the Board of Trustees of Stagecoach Trust and the Board of Trustees of the Trust (the “Board” or “Trustees”) approved an Agreement and Plan of Reorganization providing for, among other things, the transfer of the assets and stated liabilities of the predecessor Stagecoach Trust portfolios to the Funds (the “Reorganization”). Prior to November 5, 1999, the effective date of the Reorganization, the Funds had only nominal assets.

The Funds were originally named the “LifePath Funds.” Effective May 1, 2001, the Funds were renamed the “Outlook Funds,” and effective June 26, 2006, the Funds were renamed the “Target Date Funds” as follows:

Prior Name	Name Effective May 1, 2001	Name Effective June 26, 2006
LifePath Opportunity Fund	Outlook Today Fund	Target Today Fund
LifePath 2010 Fund	Outlook 2010 Fund	Target 2010 Fund
LifePath 2020 Fund	Outlook 2020 Fund	Target 2020 Fund
LifePath 2030 Fund	Outlook 2030 Fund	Target 2030 Fund
LifePath 2040 Fund	Outlook 2040 Fund	Target 2040 Fund

Effective June 23, 2001, each Fund withdrew its investment from its respective Barclays Global Fund Advisors (“BGFA”)-advised master portfolio, and converted into a stand-alone Fund investing directly in a portfolio of securities. At that time, BGFA became the direct investment adviser to each stand-alone Fund pursuant to an interim advisory agreement, and was entitled to receive fees at the same annual rates as were applicable under the advisory contract with each BGFA-advised Master Portfolio. At the special meetings of shareholders held on October 19, 2001, shareholders approved investment advisory and sub-advisory arrangements, with Wells Fargo Funds Management, LLC (“Funds Management” or “WFFM”) as adviser and BGFA as sub-adviser.

Effective June 26, 2006, the Funds were converted to gateway funds in a Master/GatewaySM structure. In this structure, a gateway fund invests substantially all of its assets in one or more master portfolios of Wells Fargo Master Trust or other stand-alone funds of Wells Fargo Advantage Funds whose objectives and investment strategies are consistent with the gateway fund’s investment objective and strategies. At the special meeting of shareholders held June 12, 2006, and subsequent adjournments on June 20, 2006, June 23, 2006, shareholders approved investment sub-advisory arrangements with Global Index Advisors, Inc. (“Global Index Advisors” or “GIA”). The sub-advisory arrangements with BGFA terminated upon the conversion of the Funds to gateway funds.

The Target Today, Target 2010, Target 2020, Target 2030 and Target 2040 Funds commenced operations on November 8, 1999, as successors to the LifePath Funds of Stagecoach Trust. The predecessor Stagecoach Trust LifePath Funds offered Class A, Class B, and Class C shares. The Class B shares of the LifePath Opportunity Fund commenced operations on August 1, 1998, and the Class C shares of the LifePath 2040 Fund commenced operations on July 1, 1998. The Class B shares of all other LifePath Funds commenced operations on March 1, 1997. The Class C shares of all other LifePath Funds commenced operations on December 1, 1998. The Administrator Class shares commenced operations on November 8, 1999, and the Institutional Class shares commenced operations on June 30, 2004. Prior to June 24, 1998, the LifePath Opportunity Fund of Stagecoach Trust was named the LifePath 2000 Fund.

The Funds are not sponsored, endorsed, sold or promoted by Dow Jones. Dow Jones makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly. Dow Jones’ only relationship to the Licensee is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Target Date IndexesSM, which is determined, composed and calculated by Dow Jones without regard to GIA, Funds Management, or the Funds. Dow Jones has no obligation to take the needs of GIA, Funds Management or the owners of the Funds into consideration in determining, composing or calculating the Dow Jones Target Date IndexesSM. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Funds to be issued or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Funds.

Dow Jones does not guarantee the accuracy and/or the completeness of the Dow Jones Target Date IndexesSM, or any data included therein and Dow Jones shall have no liability for any errors, omissions, or interruptions therein. Dow Jones makes no warranty, express or implied, as to results to be obtained by GIA, Funds Management, owners of the Funds, or any other person or entity from the use of the Dow Jones Target Date IndexesSM, or any data included therein. Dow Jones makes no express or implied warranties, and expressly disclaims all warranties, of merchantability or fitness for a particular purpose or use with respect to the Dow Jones Target Date IndexesSM, or any data included therein. Without limiting any of the foregoing, in no event shall Dow Jones have any liability for any lost profits or indirect, punitive, special or consequential damages or losses, even if notified of the possibility thereof. There are no third party beneficiaries of any agreements or arrangements between Dow Jones and GIA, or Funds Management.

INVESTMENT POLICIES

Fundamental Investment Policies

Each Fund has adopted the following investment policies, all of which are fundamental policies; that is, they may not be changed without approval by the holders of a majority (as defined under the 1940 Act) of the outstanding voting securities of such Fund.

The Funds may not:

(1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements;

(2) purchase securities of any issuer if, as a result, with respect to 75% of a Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies;

(3) borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder;

(4) issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

(5) make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of a Fund’s total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans;

(6) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund’s investment program may be deemed to be an underwriting;

(7) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business); nor

(8) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Policies

Each Fund has adopted the following non-fundamental policies which may be changed by the Board of the Trust at any time without approval of such Fund’s shareholders.

(1) Each Fund may invest in shares of other investment companies to the extent permitted under the 1940 Act, including the rules, regulations and any exemptive orders obtained thereunder, provided however, that no Fund that has knowledge that its shares are purchased by another investment company investor pursuant to Section 12(d)(1)(G) of the 1940 Act will acquire any securities of registered open-end management investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act, and provided further that any Fund that has knowledge that its shares are purchased by another investment company pursuant to an exemptive order relating to Section 12(d)(1) of the 1940 Act that precludes underlying portfolios from acquiring any securities of any other investment company in excess of the limits contained in Section 12(d)(1)(A) of the 1940 Act, except for securities received as a dividend or as a result of a plan of reorganization of any company, will limit its acquisition of securities of other investment companies accordingly.

(2) Each Fund may not invest or hold more than 15% of the Fund’s net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

(3) Each Fund may invest in futures or options contracts regulated by the Commodity Futures Trading Commission (“CFTC”) (i) for bona fide hedging purposes within the meaning of the rules of the CFTC and (ii) for other purposes if, as a result, no more than 5% of the Fund’s net assets would be invested in initial margin and premiums (excluding amounts “in-the-money”) required to establish the contracts.

(4) Each Fund may lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received). Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

(5) Each Fund may not make investments for the purpose of exercising control or management, provided that this restriction does not limit a Fund’s investments in securities of other investment companies or investments in entities created under the laws of foreign countries to facilitate investment in securities of that country.

(6) Each Fund may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions).

(7) Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

General

Notwithstanding the foregoing policies, any other investment companies in which the Funds may invest have adopted their own investment policies, which may be more or less restrictive than those listed above, thereby allowing a Fund to participate in certain investment strategies indirectly that are prohibited under the fundamental and non-fundamental investment policies listed above.

ADDITIONAL PERMITTED INVESTMENT ACTIVITIES AND ASSOCIATED RISKS

Set forth below are descriptions of certain investments and additional investment policies for the Funds. The Funds described in this SAI are gateway blended funds that invest in two or more master portfolios. References to the activities of a gateway fund are understood to refer to the investments of the master portfolio(s) in which the gateway fund invests. Not all of the Funds participate in all of the investment practices described below. For purposes of monitoring the investment policies and restrictions of the Funds (with the exception of the loans of portfolio securities policy described below), the amount of any securities lending collateral held by a Fund will be excluded in calculating total assets.

Asset-Backed Securities

The Funds may invest in various types of asset-backed securities. Asset-backed securities are securities that represent an interest in an underlying security. The asset-backed securities in which the Funds invest may consist of undivided fractional interests in pools of consumer loans or receivables held in trust. Examples include certificates for automobile receivables (“CARS”) and credit card receivables (“CARDS”). Payments of principal and interest on these asset-backed securities may be “passed through” on a monthly or other periodic basis to certificate holders and are typically supported by some form of credit enhancement, such as a surety bond, limited guaranty, or subordination. The extent of credit enhancement varies, but usually amounts to only a fraction of the asset-backed security’s par value until exhausted. Ultimately, asset-backed securities are dependent upon payment of the consumer loans or receivables by individuals, and the certificate holder frequently has no recourse to the entity that originated the loans or receivables. The actual maturity and realized yield will vary based upon the prepayment experience of the underlying asset pool and prevailing interest rates at the time of prepayment. Asset-backed securities may be subject to greater risk of default during periods of economic downturn than other instruments. Also, the secondary market for certain asset-backed securities may not be as liquid as the market for other types of securities, which could result in a Fund experiencing difficulty in valuing or liquidating such securities. The Funds may also invest in securities backed by pools of mortgages. The investments are described under the heading “Mortgage-Related Securities.”

Bank Obligations

The Funds may invest in bank obligations, including certificates of deposit, time deposits, bankers’ acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions. With respect to such securities issued by foreign branches of domestic banks, foreign subsidiaries of domestic banks, and domestic and foreign branches of foreign banks, a Fund may be subject to additional investment risks that are different in some respects from those incurred by a Fund which invests only in debt obligations of domestic issuers. Such risks include possible future political and economic developments, the possible imposition of foreign withholding and other taxes on all amounts realized on the sale of such securities, the possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities and the possible seizure or nationalization of foreign deposits. In addition, foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record-keeping standards than those applicable to domestic branches of U.S. banks.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by a Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Bonds

Certain of the debt instruments purchased by the Funds may be bonds. A bond is an interest-bearing security issued by a company or governmental unit. The issuer of a bond has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond’s face value) periodically or on a specified maturity date. An issuer may have the right to redeem or “call” a bond before maturity, in which case the investor may have to reinvest the proceeds at lower market rates. The value of fixed-rate bonds will tend to fall when interest rates rise and rise when interest rates fall. The value of “floating-rate” or “variable-rate” bonds, on the other hand, fluctuate much less in response to market interest rate movements than the value of fixed rate bonds.

Bonds may be senior or subordinated obligations. Senior obligations generally have the first claim on a corporation’s earnings and assets and, in the event of liquidation, are paid before subordinated debt. Bonds may be unsecured (backed only by the issuer’s general creditworthiness) or secured (also backed by specified collateral).

Borrowing

The Funds may borrow money for temporary or emergency purposes, including the meeting of redemption requests. Borrowing involves special risk considerations. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements, dollar roll transactions and other similar investments that involve a form of leverage have characteristics similar to borrowings but are not considered borrowings if the Fund maintains a segregated account.

Commercial Paper

The Funds may invest in commercial paper (including variable amount master demand notes) which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations which permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. Investments by the Funds in commercial paper (including variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions, as well as similar instruments issued by government agencies and instrumentalities) will consist of issues that are rated in one of the two highest rating categories by a Nationally Recognized Statistical Ratings Organization (“NRSRO”).

Convertible Securities

The Funds may invest in convertible securities that provide current income and are issued by companies that have a strong earnings and credit record. The Funds may purchase convertible securities that are fixed-income debt securities or preferred stocks, and which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same issuer. Convertible securities, while usually subordinate to similar nonconvertible securities, are senior to common stocks in an issuer’s capital structure. Convertible securities offer flexibility by providing the investor with a steady income stream (which generally yield a lower amount than similar nonconvertible securities and a higher amount than common stocks) as well as the opportunity to take advantage of increases in the price of the issuer’s common stock through the conversion feature. Fluctuations in the convertible security’s price can reflect changes in the market value of the common stock or changes in market interest rates. At most, 5% of each Fund’s net assets will be invested, at the time of purchase, in convertible securities that are not rated in the four highest rating categories by one or more NRSROs, such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or unrated but determined by the adviser to be of comparable quality.

Custodial Receipts for Treasury Securities

The Funds may purchase participations in trusts that hold U.S. Treasury securities, such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”), or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.

Derivative Securities

The Funds may invest in various instruments that may be considered “derivative securities,” securities that derive their value, at least in part, from the price of another security or asset, or the level of an index or a rate, including structured notes, bonds or other instruments with interest rates that are determined by reference to changes in the value of other interest rates, indices or financial indicators (“References”) or the relative change in two or more References. Futures contracts and options transactions are also considered types of derivative securities, and are described more fully under the heading “Futures Contracts and Options Transactions” below.

A Fund often invests in derivative securities as a “hedge” against fluctuations in the value of the other securities in that Fund’s portfolio, although a Fund may also invest in certain derivative securities for investment purposes only. While derivative securities are useful for hedging and investment, they also carry additional risks. A hedging policy may fail if the correlation between the value of the derivative securities and the other investments in a Fund’s portfolio does not follow the adviser’s expectations. If the adviser’s expectations are not met, it is possible that the hedging strategy will not only fail to protect the value of the Fund’s investments, but the Fund may also lose money on the derivative security itself. In addition, some derivative securities represent relatively recent innovations in the bond markets, and the trading market for these instruments is less developed than the markets for traditional types of debt instruments. It is uncertain how these instruments will perform under different economic and interest rate scenarios. Because certain of these instruments are leveraged, their market values may be more volatile than other types of bonds and may present greater potential for capital gain or loss. Derivative securities and their underlying instruments may experience periods of illiquidity, which could cause a Fund to hold a security it might otherwise sell or could force the Fund to sell a security at inopportune times or for prices that do not reflect current market value. The possibility of default by the issuer or the issuer’s credit provider may be greater for these structured and derivative instruments than for other types of instruments. As new types of derivative securities are developed and offered to investors, the adviser will, consistent with the Funds’ investment objectives, policies and quality standards, consider making investments in such new types of derivative securities.

Additional risks of derivative securities include: the risk of the disruption of the Fund’s ability to trade in derivative securities because of regulatory compliance problems or regulatory changes; credit risk of counterparties to derivative contracts, and market risk (i.e., exposure to adverse price changes).

The adviser uses a variety of internal risk management procedures to ensure that derivatives use is consistent with a Fund’s investment objective, does not expose a Fund to undue risk and is closely monitored. These procedures include providing periodic reports to the Board concerning the use of derivatives.

A Fund’s use of derivatives also is subject to broadly applicable investment policies. For example, a Fund may not invest more than a specified percentage of its assets in “illiquid securities,” including those derivatives that do not have active secondary markets. Nor may a Fund use certain derivatives without establishing adequate “cover” in compliance with the U.S. Securities and Exchange Commission (“SEC”) rules limiting the use of leverage.

Dollar Roll Transactions

The Funds may enter into “dollar roll” transactions wherein the Fund sells fixed income securities, typically mortgage-backed securities, and makes a commitment to purchase similar, but not identical, securities at a later date from the same party. Like a forward commitment, during the roll period no payment is made for the securities purchased and no interest or principal payments on the security accrue to the purchaser, but the Fund assumes the risk of ownership. A Fund is compensated for entering into dollar roll transactions by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. Like other when-issued securities or firm commitment agreements, dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is committed to purchase similar securities. In the event the buyer of securities from a Fund under a dollar roll transaction becomes insolvent, the Fund’s use of the proceeds of the transaction may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. The Funds will engage in dollar roll transactions for the purpose of acquiring securities for its portfolio and not for investment leverage.

Emerging Market Securities

The Funds invest in equity securities of companies in “emerging markets.” The Funds consider countries with emerging markets to include the following: (i) countries with an emerging stock market as defined by the International Finance Corporation; (ii) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank); and (iii) countries listed in World Bank publications as developing. The adviser may invest in those emerging markets that have a relatively low gross national product per capita, compared to the world’s major economies, and which exhibit potential for rapid economic growth. The adviser believes that investment in equity securities of emerging market issuers offers significant potential for long-term capital appreciation.

Equity securities of emerging market issuers may include common stock, preferred stocks (including convertible preferred stocks) and warrants, bonds, notes and debentures convertible into common or preferred stock, equity interests in foreign investment funds or trusts and real estate investment trust securities. The Funds may invest in American Depositary Receipts (“ADRs”), Canadian Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and International Depositary Receipts (“IDRs”) of such issuers.

Emerging market countries include, but are not limited to: Argentina, Brazil, Chile, China, the Czech Republic, Columbia, Indonesia, India, Malaysia, Mexico, the Philippines, Poland, Peru, Russia, Singapore, South Africa, Thailand, Taiwan and Turkey. A company is considered in a country, market or region if it conducts its principal business activities there, namely, if it derives a significant portion (at least 50%) of its revenues or profits from goods produced or sold, investments made, or services performed therein or has at least 50% of its assets situated in such country, market or region.

There are special risks involved in investing in emerging-market countries. Many investments in emerging markets can be considered speculative, and their prices can be much more volatile than in the more developed nations of the world. This difference reflects the greater uncertainties of investing in less established markets and economies. The financial markets of emerging markets countries are generally less well capitalized and thus securities of issuers based in such countries may be less liquid. Most are heavily dependent on international trade, and some are especially vulnerable to recessions in other countries. Many of these countries are also sensitive to world commodity prices. Some countries may still have obsolete financial systems, economic problems or archaic legal systems. The currencies of certain emerging market countries, and therefore the value of securities denominated in such currencies, may be more volatile than currencies of developed countries. In addition, many of these nations are experiencing political and social uncertainties.

Fixed-Income Securities

Investors should be aware that even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Long-term securities are affected to a greater extent by interest rates than shorter-term securities. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed to a rating below investment grade, the particular Fund considers all circumstances deemed relevant in determining whether to continue to hold the security. Certain securities that may be purchased by the Fund, such as those rated “Baa” by Moody’s and “BBB” by S&P and Fitch Investors Service, Inc. (“Fitch”) may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Securities which are rated “Baa” by Moody’s are considered medium-grade obligations; they are neither highly protected nor poorly secured, and are considered by Moody’s to have speculative characteristics. Securities rated “BBB” by S&P are regarded as having adequate capacity to pay interest and repay principal, and, while such debt securities ordinarily exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for securities in this category than in higher rated categories. Securities rated “BBB” by Fitch are considered investment grade and of satisfactory credit quality; however, adverse changes in economic conditions and circumstances are more likely to have an adverse impact on these securities and, therefore, impair timely payment. If a security held by a Fund is downgraded to a rating below investment grade, such Fund may continue to hold the security until such time as the adviser determines it to be advantageous for the Fund to sell the security.

Floating- and Variable-Rate Obligations

The Funds may purchase floating- and variable-rate obligations, such as demand notes, and bonds and certificates of participation in such obligations. Variable-rate demand notes include master demand notes that are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank’s prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. The issuer of such obligations ordinarily has a right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks.

There generally is no established secondary market for these obligations because they are direct lending arrangements between the lender and borrower. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and each Fund may invest in obligations which are not so rated only if the adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which such Fund may invest. The adviser, on behalf of each Fund, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in such Fund’s portfolio. Such obligations may be treated as liquid, if an active secondary market exists. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Foreign Obligations and Securities

The Funds may invest in foreign company stocks and bonds which may lose value or be more difficult to trade as a result of adverse changes in currency exchange rates or other developments in the issuer’s home country. Concentrated investment in any single country, especially a less developed country, would make the Fund’s value more sensitive to economic, currency and regulatory changes within that country.

The Funds may invest in securities of foreign issuers through American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) of such issuers. ADRs, EDRs and GDRs may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued by either a U.S. or non-U.S. banking institution, that evidence ownership of underlying foreign securities. EDRs, which are sometimes referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and EDRs and CDRs in bearer form are designed for use in Europe. Each Fund may invest in ADRs, EDRs, CDRs and GDRs through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

The Funds may invest in high-quality, short-term debt obligations of foreign branches of U.S. banks, U.S. branches of foreign banks and short-term debt obligations of foreign governments, their political subdivisions, agencies or instrumentalities that are denominated in and pay interest in U.S. dollars. Investments in foreign obligations involve certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer and the available information may be less reliable. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign tax laws, and there is a possibility of expropriation or potentially confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

Amounts realized on certain foreign securities in which a Fund may invest may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would otherwise be subject.

The Funds may invest in securities denominated in currencies other than the U.S. dollar and may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies. Therefore, the Funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates influence values within a Fund from the perspective of U.S. investors. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.

Foreign Currency Transactions. The Funds may enter into foreign currency exchange contracts (“forward contracts”) to protect against uncertainty in the level of future foreign exchange rates. A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into the interbank market conducted between currency traders (usually large commercial banks) and their customers. Foreign currency exchange contracts may be bought or sold to protect the Funds against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

Forward Commitment, When-Issued and Delayed-Delivery Transactions

The Funds may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Delivery and payment on such transaction normally take place within 120 days after the date of the commitment to purchase. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date.

The Funds will establish a segregated account in which they will maintain cash, U.S. Government obligations or other high-quality debt instruments in an amount at least equal in value to each such Fund’s commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Futures Contracts and Options Transactions

In General. The Funds may enter into and engage in futures contracts and options transactions as discussed below. A futures transaction involves a firm agreement to buy or sell a commodity or financial instrument at a particular price on a specified future date, while an option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and options are standardized and exchange-traded, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts, however, are subject to market risk (i.e., exposure to adverse price changes).

Although the Funds intend to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If it is not possible, or a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin.

An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer (i.e., seller) of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by both the writer and the holder of the option will be accompanied by delivery of the accumulated cash balance in the writer’s futures margin account in the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option may change daily, and that change would be reflected in the net asset value (“NAV”) of the relevant Fund.

The Funds may trade futures contracts and options on futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange. The Funds’ futures transactions must constitute permissible transactions pursuant to regulations promulgated by the CFTC. Pursuant to regulations and/or published positions of the SEC, a Fund may be required to segregate cash or high-quality money-market instruments in connection with its futures transactions in an amount generally equal to the entire value of the underlying security.

The Trust has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (the “CEA”) in accordance with Rule 4.5 of the CEA, and therefore, the Trust is not subject to registration or regulation as a commodity pool operator under the CEA.

Initially, when purchasing or selling futures contracts a Fund will be required to deposit with the Custodian in the broker’s name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded, and members of such exchange or board of trade may impose their own higher requirements. This amount is known as “initial margin” and is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin”, to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable. At any time prior to the expiration of a futures contract, a Fund may elect to close the position by taking an opposite position, at the then prevailing price, thereby terminating its existing position in the contract.

The Funds may engage in futures contracts sales to maintain the income advantage from continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term security prices. If, however, securities prices rise, a Fund would realize a loss in closing out its futures contract sales that would offset any increases in prices of the long-term securities they hold.

Another risk in employing futures contracts and options thereon to protect against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in such portfolio (the portfolio securities will not be identical to the debt instruments underlying the futures contracts).

Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund’s custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period.

Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

Stock Index Options. The Funds may purchase and write (i.e., sell) put and call options on stock indices only as a substitute for comparable market positions in the underlying securities. A stock index fluctuates with changes of the market values of the stocks included in the index. The effectiveness of purchasing or writing stock index options will depend upon the extent to which price movements of the securities in a Fund’s portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a Fund will realize a gain or loss from purchasing or writing stock index options depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of particular stock. When a Fund writes an option on a stock index, such Fund will place in a segregated account with the Fund’s Custodian cash or liquid securities in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or otherwise will cover the transaction.

Stock Index Futures and Options on Stock Index Futures. The Funds may invest in stock index futures and options on stock index futures only as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

Options Trading. The Funds may purchase or sell options on individual securities or options on indices of securities. The purchaser of an option risks a total loss of the premium paid for the option if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. The seller of an option, on the other hand, will recognize the premium as income if the option expires unrecognized but foregoes any capital appreciation in excess of the exercise price in the case of a call option and may be required to pay a price in excess of current market value in the case of a put option.

A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell, and the writer the option to buy, the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

The Funds will write call options only if they are “covered.” In the case of a call option on a security or currency, the option is “covered” if a Fund owns the instrument underlying the call or has an absolute and immediate right to acquire that instrument without additional cash consideration (or, if additional cash consideration is required, cash, U.S. Government securities or other liquid high-grade debt obligations, in such amount are held in a segregated account by such Fund’s custodian) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified portfolio of securities comprising the index or liquid assets equal to the contract value. A call option is also covered if a Fund holds an offsetting call on the same instrument or index as the call written. The Funds will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period.

Each Fund may buy put and call options and write covered call and secured put options. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchasing options is a specialized investment technique that entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option. If the adviser is incorrect in its forecast of market value or other factors when writing options, the Fund would be in a worse position than it would have been had if it had not written the option. If a Fund wishes to sell an underlying instrument (in the case of a covered call option) or liquidate assets in a segregated account (in the case of a secured put option), the Fund must purchase an offsetting option if available, thereby incurring additional transactions costs.

Below is a description of some of the types of options in which certain Funds may invest.

Interest-Rate Futures Contracts and Options on Interest-Rate Futures Contracts. The Funds may invest in interest-rate futures contracts and options on interest-rate futures contracts as a substitute for a comparable market position in the underlying securities. The Funds may also sell options on interest-rate futures contracts as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or as to the degree of correlation between price movements in the options on interest-rate futures and price movements in the Funds’ portfolio securities which are the subject of the transaction.

Interest-Rate and Index Swaps. The Funds may enter into interest-rate and index swaps in pursuit of their investment objectives. Interest-rate swaps involve the exchange by a Fund with another party of its commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments). Index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index of securities. Interest-rate swaps involve the exchange by a Fund with another party of cash flows based upon the performance of a specified interest rate. In each case, the exchange commitments can involve payments to be made in the same currency or in different currencies. The Funds will usually enter into swaps on a net basis. In so doing, the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the Fund enters into a swap, it will maintain a segregated account on a gross basis, unless the contract provides for a segregated account on a net basis. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. There is also a risk of a default by the other party to a swap, in which case a Fund may not receive net amount of payments that such Fund contractually is entitled to receive.

Future Developments. The Funds may take advantage of opportunities in the areas of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with each Fund’s investment objective and legally permissible for the Fund.

High Yield/Lower-Rated Debt Securities

The Funds may invest in debt securities that are in low or below investment-grade categories, or are unrated or in default at the time of purchase (also known as high-yield securities or “junk bonds”). Such debt securities have a much greater risk of default (or in the case of bonds currently in default, of not returning principal) and are more volatile than higher-rated securities of similar maturity. The value of such debt securities will be affected by overall economic conditions, interest rates, and the creditworthiness of the individual issuers. Additionally, these lower-rated debt securities may be less liquid and more difficult to value than higher-rated securities.

The market values of certain high yield/lower-rated debt and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities. In addition, issuers of high yield/lower-rated debt and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default by such issuers is significantly greater because high yield/lower-rated debt and comparable unrated securities generally are unsecured and frequently are subordinated to senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings. The existence of limited markets for high yield/lower-rated debt and comparable unrated securities may diminish the Fund’s ability to: (a) obtain accurate market quotations for purposes of valuing such securities and calculating its net asset value; and (b) sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in financial markets.

Although the general market for high yield/lower-rated debt and comparable unrated securities is no longer new, the market for such securities has not yet weathered a major sustained economic recession. The effect that such a recession might have on such securities is not known. Any such recession, however, could disrupt severely the market for such securities and adversely affect the value of such securities. Any such economic downturn also could severely and adversely affect the ability of the issuers of such securities to repay principal and pay interest thereon.

Illiquid Securities

The Funds may invest in securities not registered under the Securities Act of 1933, as amended (the “1933 Act”) and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price. Delay or difficulty in selling securities may result in a loss or be costly to a Fund. Each Fund may not invest or hold more than 15% of its net assets in illiquid securities.

Loans of Portfolio Securities

Each Fund may lend its portfolio securities pursuant to guidelines approved by the Board of Trustees of the Trust to brokers, dealers and financial institutions, provided: (1) the loan is secured continuously by collateral consisting of cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank organized under the laws of the United States, organized under the laws of a State, or a foreign bank that has filed an agreement with the Federal Reserve Board to comply with the same rules and regulations applicable to U.S. banks in securities credit transactions, and such collateral being maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned plus any accrued interest or dividends; (2) the Fund may at any time call the loan and obtain the return of the securities loaned upon sufficient prior notification; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed the limits established by the 1940 Act.

A Fund will earn income for lending its securities because cash collateral pursuant to these loans will be invested subject to the investment objective, principal investment strategies and policies of the Fund. In connection with lending securities, a Fund may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral. In either case, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. Although voting rights, or rights to consent, attendant to securities on loan pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur. A Fund may pay a portion of the interest or fees earned from securities lending to a borrower or securities lending agent. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Trust, the adviser, or the distributor.

Wells Fargo Bank acts as Securities Lending Agent for the Funds, subject to the overall supervision of the Funds’ investment adviser. Pursuant to an exemptive order granted by the SEC, Wells Fargo Bank is entitled to receive a portion of the revenues generated by securities lending activities as compensation for its services in this regard.

Money Market Instruments

The Funds may invest in the following types of high-quality money market instruments that have remaining maturities not exceeding one year: (i) U.S. Government obligations; (ii) negotiable certificates of deposit, bankers’ acceptances and fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase “Prime-1” by Moody’s or “A-1” or “A-1+” by S&P, or, if unrated, of comparable quality as determined by the adviser; and (iv) repurchase agreements. The Funds also may invest in short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that at the time of investment: (i) have more than $10 billion, or the equivalent in other currencies, in total assets; and (ii) in the opinion of the adviser, are of comparable quality to obligations of U.S. banks which may be purchased by the Funds.

Mortgage-Related Securities

The Funds may invest in mortgage-related securities (also known as mortgage pass-through securities), which represent interests in “pools” of mortgages in which payments of both interest and principal on the securities are made monthly, in effect “passing through” monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities). Payment of principal and interest on some mortgage-related securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government or its agencies or instrumentalities. Mortgage-related securities created by private issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers. Collateralized mortgage obligations, adjustable rate mortgages and mortgage participation certificates are the primary types of mortgage-related securities utilized by the Fund.

Collateralized Mortgage Obligations (“CMOs”). The Fund may invest in investment-grade CMOs. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”) or Federal National Mortgage Association (“FNMA”). CMOs are structured into multiple classes, with each class bearing a different stated maturity. Payments of principal, including prepayments, are first returned to investors holding the shortest maturity class; investors holding longer maturity classes receive principal only after the first class has been retired. A longer duration or greater sensitivity to interest rate fluctuations generally increases the risk level of the CMO.

Adjustable Rate Mortgages (“ARMs”). The Fund may invest in ARMs issued or guaranteed by a government agency such as the GNMA, FNMA or FHLMC, or by a private issuer. The full and timely payment of principal and interest on GNMA ARMs is guaranteed by GNMA and backed by the full faith and credit of the U.S. Government. FNMA also guarantees full and timely payment of both interest and principal, while-e FHLMC guarantees full and timely payment of interest and ultimate payment of principal. FNMA and FHLMC ARMs are not backed by the full faith and credit of the United States. However, because FNMA and FHLMC are government-sponsored enterprises, these securities are generally considered to be high-quality investments that present minimal credit risks. The mortgages underlying ARMs guaranteed by GNMA are typically insured or guaranteed by the Federal Housing Administration, the Veterans Administration or the Farmers Home Administration, whereas those underlying ARMs issued by FNMA or FHLMC are typically conventional residential mortgages which are not so insured or guaranteed, but which conform to specific underwriting, size and maturity standards. The yields provided by ARMs issued by a government agency have historically exceeded the yields on other types of U.S. Government securities with comparable maturities, although there can be no assurance that this historical performance will continue.

The Fund may also invest in ARMs offered by private issuers. These securities generally offer a higher rate of interest, but also involve greater credit and interest rate risk than U.S. Government agency issued ARMs because they offer no direct or indirect governmental guarantees. However, many private issuers or servicers of ARMs guarantee or provide insurance for timely payment of interest and principal.

Mortgage Participation Certificates. The Fund also may invest in mortgage participation certificates (“PCs”) and guaranteed mortgage certificates (“GMCs”), both issued by the FHLMC. PCs resemble GNMA certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool of mortgages. GMCs also represent a pro rata interest in a pool of mortgages. These instruments, however, pay interest semi-annually and return principal once a year in guaranteed minimum payments. Mortgage participation certificates differ from bonds in that principal is paid back by the borrower over the length of the loan rather than returned in a lump sum at maturity.

Other Mortgage-Related Securities. As new types of mortgage-related securities are developed and offered to investors, the adviser will, consistent with the Fund’s investment objective, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Prepayment and Extension Risk. The stated maturities of mortgage-related securities may be shortened by unscheduled prepayments of principal on the underlying mortgages, or extended in rising interest rate environments. Therefore, it is not possible to predict accurately the average maturity of a particular mortgage-related security. Variations in the maturities of mortgage-related securities will affect the yield of the Fund. Rates of repayment of principal on mortgage-related securities that are higher or lower than expected may also expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.

Interest Rate Risk. The interest rates on the underlying mortgages of mortgage-related securities generally are readjusted at periodic intervals ranging from one year or less to several years in response to changes in a predetermined, commonly recognized interest rate index. The adjustable rate feature should reduce, but will not eliminate, price fluctuations in such securities, particularly when market interest rates fluctuate. The NAV of the Fund’s shares may fluctuate to the extent interest rates on underlying mortgages differ from prevailing market interest rates during periods between interest rate reset dates. Accordingly, investors could experience some loss if they redeem their shares of the Fund or if the Fund sells these portfolio securities before the interest rates on the underlying mortgages are adjusted to reflect prevailing market interest rates.

Other Investment Companies

The Funds may invest in shares of other open-end management investment companies, up to the limits prescribed in Section 12(d) under the 1940 Act, subject to the Funds’ non-fundamental investment policies. Currently, under the 1940 Act, a Fund that invests directly in a portfolio of securities is limited to, subject to certain exceptions: (i) 3% of the total voting stock of any one investment company (“3% Limit”); (ii) 5% of such Fund’s total assets with respect to any one investment company; and (iii) 10% of such fund’s total assets. Gateway funds, whose policies are to invest some or all of their assets in the securities of one or more open-end management investment companies, are excepted from these limitations. Other investment companies in which the Funds invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Funds.

Participation Interests

Each Fund may purchase participation interests in loans or instruments in which the Fund may invest directly that are owned by banks or other institutions. A participation interest gives a Fund an undivided proportionate interest in a loan or instrument. Participation interests may carry a demand feature permitting the holder to tender the interests back to the bank or other institution. Participation interests, however, do not provide the Fund with any right to enforce compliance by the borrower, nor any rights of set-off against the borrower and the Fund may not directly benefit from any collateral supporting the loan in which it purchased a participation interest. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation interest.

Pass-Through Obligations

The Funds may invest in pass-through obligations that are supported by the full faith and credit of the U.S. Government (such as those issued by the GNMA) or those that are guaranteed by an agency or instrumentality of the U.S. Government or government-sponsored enterprise (such as FNMA or FHLMC) or bonds collateralized by any of the foregoing.

Privately Issued Securities

The Funds may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933 (“Rule 144A Securities”). Rule 144A Securities are restricted securities that are not publicly traded. Accordingly, the liquidity of the market for specific Rule 144A Securities may vary. Delay or difficulty in selling such securities may result in a loss to a Fund. Privately issued or Rule 144A securities that are “illiquid” are subject to the Funds’ policy of not investing or holding more than 15% of its net assets in illiquid securities. The adviser will evaluate the liquidity characteristics of each Rule 144A Security proposed for purchase by a Fund on a case-by-case basis and will consider the following factors, among others, in their evaluation: (1) the frequency of trades and quotes for the Rule 144A Security; (2) the number of dealers willing to purchase or sell the Rule 144A Security and the number of other potential purchasers; (3) dealer undertakings to make a market in the Rule 144A Security; and (4) the nature of the Rule 144A Security and the nature of the marketplace trades (e.g., the time needed to dispose of the Rule 144A Security, the method of soliciting offers and the mechanics of transfer).

Repurchase Agreements

The Funds may enter into repurchase agreements, wherein the seller of a security to a Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. All repurchase agreements will be fully “collateralized,” as defined under the 1940 Act. A Fund may enter into repurchase agreements only with respect to securities that could otherwise be purchased by such Fund. The maturities of the underlying securities in a repurchase agreement transaction may be greater than twelve months, although the maximum term of a repurchase agreement will always be less than twelve months. If the seller defaults and the value of the underlying securities has declined, a Fund may incur a loss. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, the Funds’ disposition of the security may be delayed or limited.

The Funds may not enter into a repurchase agreement with a maturity of more than seven days, if, as a result, more than 15% of the market value of such Fund’s net assets would be invested in repurchase agreements with maturities of more than seven days, restricted securities and illiquid securities. A Fund will only enter into repurchase agreements with primary broker-dealers and commercial banks that meet guidelines established by the Board and that are not affiliated with the adviser. The Funds may participate in pooled repurchase agreement transactions with other funds advised by the adviser.

Reverse Repurchase Agreements

The Funds may enter into reverse repurchase agreements (an agreement under which a Fund sells its portfolio securities and agrees to repurchase them at an agreed-upon date and price). At the time a Fund enters into a reverse repurchase agreement it will place in a segregated custodial account liquid assets such as U.S. Government securities or other liquid high-grade debt securities having a value equal to or greater than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that such value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price at which the Funds are obligated to repurchase the securities. Reverse repurchase agreements may be viewed as a form of borrowing.

Short Sales

A short sale is a transaction in which a fund sells a security it does not own in anticipation of a decline in market price. When a Fund makes a short sale, the proceeds it receives are retained by the broker until the Fund replaces the borrowed security. In order to deliver the security to the buyer, the fund must arrange through a broker to borrow the security and, in so doing, the fund becomes obligated to replace the security borrowed at its market price at the time of replacement, whatever that price may be. Short sales “against the box” means that the fund owns the securities, which are placed in a segregated account until the transaction is closed out.

The value of securities of any issuer in which a fund maintains a short position that is not “against the box” may not exceed the lesser of 5% of the value of the fund’s net assets or 5% of the securities of such class of the issuer. A fund’s ability to enter into short sales transactions is limited by the requirements of the 1940 Act.

Short sales by a fund that are not made “against the box” create opportunities to increase the fund’s return but, at the same time, involve special risk considerations and may be considered a speculative technique. Since a fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, the fund’s NAV per share will tend to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than would otherwise be the case if it had not engaged in such short sales. Short sales theoretically involve unlimited loss potential, as the market price of securities sold short may continuously increase, although a fund may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

If a fund makes a short sale “against the box,” the fund would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. A fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the investment manager believes that the price of a security may decline, causing a decline in the value of a security owned by the fund or a security convertible into or exchangeable for such security. In such case, any future losses in the fund’s long position would be reduced by a gain in the short position. Short sale transactions may have adverse tax consequences to the Funds and their shareholders.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined under the 1940 Act, unless the sale is “against the box” and the securities sold are placed in a segregated account (not with the broker), or unless the fund’s obligation to deliver the securities sold short is “covered” by segregating (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any cash or securities required to be deposited as collateral with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash and securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

To avoid limitations under the 1940 Act on borrowing by investment companies, all short sales by each Fund will be “against the box,” or the Fund’s obligation to deliver the securities sold short will be “covered” by segregating cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the market value of its delivery obligation. A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets.

Short-Term Corporate Debt Instruments

The Funds may invest in commercial paper (including variable amount master demand notes), which refers to short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes.

The Funds also may invest in nonconvertible corporate debt securities (e.g., bonds and debentures) with no more than one year remaining to maturity at the date of settlement. The Funds will invest only in such corporate bonds and debentures that are rated at the time of purchase at least “Aa” by Moody’s or “AA” by S&P.

Small Company Securities

Investments in small capitalization companies carry greater risk than investments in larger capitalization companies. Smaller capitalization companies generally experience higher growth rates and higher failure rates than do larger capitalization companies; and the trading volume of smaller capitalization companies’ securities is normally lower than that of larger capitalization companies and, consequently, generally has a disproportionate effect on market price (tending to make prices rise more in response to buying demand and fall more in response to selling pressure).

Securities owned by a Fund that are traded in the over-the-counter market or on a regional securities exchange may not be traded every day or in the volume typical of securities trading on a national securities exchange. As a result, disposition by a Fund of a portfolio security, to meet redemption requests by other investors or otherwise, may require the Fund to sell these securities at a discount from market prices, to sell during periods when disposition is not desirable, or to make many small sales over a lengthy period of time.

Investment in small, unseasoned issuers generally carries greater risk than is customarily associated with larger, more seasoned companies. Such issuers often have products and management personnel that have not been tested by time or the marketplace and their financial resources may not be as substantial as those of more established companies. Their securities (which a Fund may purchase when they are offered to the public for the first time) may have a limited trading market that can adversely affect their sale by a Fund and can result in such securities being priced lower than otherwise might be the case. If other institutional investors engaged in trading this type of security, a Fund may be forced to dispose of its holdings at prices lower than might otherwise be obtained.

Synthetic Convertible Securities

The Funds may invest in “synthetic” convertible securities, which are derivative positions composed of two or more different securities whose investment characteristics, taken together, resemble those of convertible securities. For example, a Fund may purchase a non-convertible debt security and a warrant or option, which enables a Fund to have a convertible-like position with respect to a company, group of companies or stock index. Synthetic convertible securities are typically offered by financial institutions and investment banks in private placement transactions. Upon conversion, a Fund generally receives an amount in cash equal to the difference between the conversion price and the then current value of the underlying security. Unlike a true convertible security, a synthetic convertible comprises two or more separate securities, each with its own market value. Therefore, the market value of a synthetic convertible is the sum of the values of its fixed-income component and its convertible component. For this reason, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. A Fund only invests in synthetic convertibles with respect to companies whose corporate debt securities are rated “A” or higher by Moody’s or S&P and will not invest more than 15% of its net assets in such synthetic securities and other illiquid securities.

Unrated Investments

The Funds may purchase instruments that are not rated if, in the opinion of the adviser, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by such Fund. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. To the extent the ratings given by Moody’s or S&P may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in its Prospectuses and in this SAI. The ratings of Moody’s and S&P are more fully described in the attached Appendix.

U.S. Government Obligations

The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government Obligations”). Payment of principal and interest on U.S. Government Obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury bills and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, investors must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government will provide financial support to its agencies or instrumentalities where it is not obligated to do so. In addition, U.S. Government Obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. Government Obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government Obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Warrants

The Funds each may invest in warrants (other than those that have been acquired in units or attached to other securities). Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The price of warrants do not necessarily correlate with the prices of the underlying securities.

Zero Coupon Bonds

The Funds may invest in zero coupon bonds. Zero coupon bonds are securities that make no periodic interest payments, but are instead sold at discounts from face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. Because zero coupon bonds bear no interest, they are more sensitive to interest-rate changes and are therefore more volatile. When interest rates rise, the discount to face value of the security deepens and the securities decrease more rapidly in value; conversely, when interest rates fall, zero coupon securities rise more rapidly in value as the discount to face value narrows.

Nationally Recognized Statistical Ratings Organizations (“NRSROs”)

The ratings of Moody’s, S&P, and Fitch represent their opinions as to the quality of debt securities. It should be emphasized, however, that ratings are general and not absolute standards of quality, and debt securities with the same maturity, interest rate and rating may have different yields while debt securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase by the Funds, an issue of debt securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Funds. The adviser will consider such an event in determining whether the Fund involved should continue to hold the obligation. The ratings of Moody’s and S&P are more fully described in the Appendix.

MANAGEMENT

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Organization and Management of the Funds.”

Trustees and Officers

The Board supervises each Fund’s activities, monitors its contractual arrangements with various service providers, and decides upon matters of general policy.

General. The following table provides basic information about the Trustees and Officers of the Trust. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds which consists of 142 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex” or the “Trusts”). The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, with the Trustees subject to retirement from service as required pursuant to the Trust’s retirement policy at the end of the calendar year in which a Trustee turns 74. The Fund Complex also has an anti-money laundering officer.

In the table below and throughout this section, information for Trustees who are not “interested” persons of the Trust, as that term is defined under the 1940 Act (“independent Trustees”), appears separately from the information for the “interested” Trustee.

Name, Age and Address	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
INDEPENDENT TRUSTEES

Thomas S. Goho, 64	Trustee, since 1987	Chair of Finance of Wake Forest University since 2006. Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994-1999.	None

Name, Age and Address	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Peter G. Gordon, 64	Trustee, since 1998; (Chairman, since 2001).	Lead Trustee since 2001. Chairman, CEO and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach, 73	Trustee, since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Olivia Mitchell, 53	Trustee, since 2006	Professor of Insurance and Risk Management, Wharton School, University of Pennsylvania. Director of the Boettner Center on Pensions and Retirement Research. Research associate and board member, Penn Aging Research Center. Research associate, National Bureau of Economic Research.	None

Timothy J. Penny, 55	Trustee, since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke, 66	Trustee, since 1996	Principal of the law firm of Willeke & Daniels.	None

INTERESTED[2] TRUSTEE

J. Tucker Morse, 62	Trustee, since 1987	Private Investor/Real Estate Developer.	None

OFFICERS

Karla M. Rabusch, 47	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	N/A

Name, Age and Address	Position Held with Registrant/Length of Service[1]	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
A. Erdem Cimen, 33	Treasurer, since 2006	Vice President of Wells Fargo Bank, N.A. and Vice President of Financial Operations for Wells Fargo Funds Management, LLC. Vice President and Group Finance Officer of Wells Fargo Bank, N.A. Auto Finance Group from 2004 to 2006. Vice President of Portfolio Risk Management for Wells Fargo Bank, N.A. Auto Finance Group in 2004. Vice President of Portfolio Research and Analysis for Wells Fargo Bank, N.A. Auto Finance Group from 2001 to 2004. Director of Small Business Services Risk Management for American Express Travel Related Services from 2000 to 2001.	N/A

C. David Messman, 46	Secretary, since 2000	Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	N/A

Dorothy Peters, 45	Chief Compliance Officer, since 2004	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2004. Chief Compliance Officer for Wells Fargo Funds Management, LLC from 1997 to 2002. In 2002, Ms. Peters left Wells Fargo Funds Management, LLC to pursue personal goals.	N/A

[1]	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
[2]	Basis of Interestedness. J. Tucker Morse is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, but which is not itself affiliated with Wells Fargo Funds Management, LLC.

Committees. All of the independent Trustees are also members of the Trust’s Governance Committee and Audit Committee.

(1) Governance Committee. Whenever a vacancy occurs on the Board, the Governance Committee is responsible for recommending to the Board persons to be appointed as Trustees by the Board, and persons to be nominated for election as Trustees in circumstances where a shareholder vote is required by or under the 1940 Act. Generally, the Governance Committee selects the candidates for consideration to fill Trustee vacancies, or considers candidates recommended by the other Trustees or by the Trust’s management. Pursuant to the Trust’s charter document, only independent Trustees may nominate and select persons to become independent Trustees for the Trust, so long as the Trust has in effect one or more plans pursuant to Rule 12b-1 under the 1940 Act. Shareholder nominees are not considered unless required by or under the 1940 Act. The Governance Committee meets only as necessary, and met twice during the Funds’ most recently completed fiscal year. Peter Gordon serves as the chairman of the Governance Committee.

(2) Audit Committee. The Audit Committee oversees the Funds’ accounting and financial reporting policies and practices, reviews the results of the annual audits of the Funds’ financial statements, and interacts with the Funds’ independent registered public accounting firm on behalf of the full Board. The Audit Committee operates pursuant to a separate charter, and met four times during the Funds’ most recently completed fiscal year. Thomas Goho serves as the chairman of the Audit Committee.

Compensation. Prior to January 1, 2006, each Trustee received an annual retainer (payable quarterly) of $80,000 from the Fund Complex. Each Trustee also received a combined fee of $9,000 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairman (formerly referred to as the Lead Trustee) of the Fund Complex received an additional $25,000 annual retainer for the additional work and time devoted by the Chairman.

Effective January 1, 2006, each Trustee receives an annual retainer (payable in quarterly installments) of $102, 000 from the Fund Complex. Each Trustee also receives a combined fee of $12,500 for attendance at in-person Fund Complex Board meetings, and a combined fee of $1,500 for attendance at telephonic Fund Complex Board meetings. In addition, the Chairperson of the Fund Complex receives an additional $34,000 annual retainer and the Chairperson of the Audit Committee receives an additional $12,000 annual retainer for the additional work and time devoted by the Chairpersons.

The Trustees do not receive any retirement benefits or deferred compensation from the Trust or any other member of the Fund Complex. The Trust’s Officers are not compensated by the Trust for their services. For the fiscal year ended February 28, 2006, the Trustees received the following compensation:

Compensation Table

Year Ended February 28, 2006

	Interested Trustees		Independent Trustees
Fund Name	Robert C. Brown*	J. Tucker Morse	Thomas S. Goho	Peter G. Gordon	Richard M. Leach	Olivia Mitchell**	Timothy J. Penny	Donald C. Willeke
Target Today Fund	$209	$975	$996	$1,171	$964	$273	$975	$975
Target 2010 Fund	$209	$975	$996	$1,171	$964	$273	$975	$975
Target 2020 Fund	$209	$975	$996	$1,171	$964	$273	$975	$975
Target 2030 Fund	$209	$975	$996	$1,171	$964	$273	$975	$975
Target 2040 Fund	$209	$975	$996	$1,171	$964	$273	$975	$975

Total Compensation from the Fund Complex***	$29,000	$135,500	$138,500	$162,750	$134,000	$38,000	$135,500	$135,500

*	Retired as of April 5, 2005.
**	Effective January 1, 2006, Olivia Mitchell is an independent member of the Board of Trustees.
***	Includes Trustee compensation received by other funds within the entire Fund Complex (consisting of 139 funds) as of February 28, 2006.

Beneficial Equity Ownership Information. As of the calendar year ended December 31, 2005, Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust. The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: 0 = $0; A = $1-$10,000; B = $10,001-$50,000; C = $50,001-$100,000; and D = over $100,000.

Beneficial Equity Ownership in the Funds and Fund Complex

Calendar Year Ended December 31, 2005

Trustee	Dollar Range of Equity Securities in the Funds					Aggregate Dollar Range of Equity Securities of Fund Complex*
	Target Today	Target 2010	Target 2020	Target 2030	Target 2040
INDEPENDENT TRUSTEES
Thomas S. Goho	B	B	0	0	0	D
Peter G. Gordon	0	0	0	0	0	D
Richard M. Leach	0	0	0	0	0	D
Olivia Mitchell	0	0	0	0	0	D
Timothy J. Penny	0	0	0	0	0	D
Donald C. Willeke	0	0	0	0	0	D
INTERESTED TRUSTEE
J. Tucker Morse	0	0	0	0	0	D

*	Includes Trustee ownership in shares of other funds within the entire Fund Complex (consisting of 139 funds) as of December 31, 2005.

Ownership of Securities of Certain Entities. None of the independent Trustees and/or their immediate family members own securities of the adviser, any sub-advisers, or the distributor, or any entity directly or indirectly controlling, controlled by, or under common control with the adviser, any sub-advisers, or the distributor.

Investment Adviser

Wells Fargo Funds Management, LLC (“Funds Management” or the “Adviser”), an indirect wholly owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, is the investment adviser for the Funds. Funds Management is responsible for implementing the investment policies and guidelines for the Funds, and for supervising the sub-adviser who is responsible for the day-to-day portfolio management of the Funds.

Affiliated Advisory Programs. Funds Management, on behalf of participants in programs managed by Funds Management, may invest a portion of the program’s assets in any one Wells Fargo Advantage Fund that could represent a significant portion of the Fund’s assets. In such an instance, Funds Management’s decision to make changes to or rebalance the program’s allocations may substantially impact the Fund’s performance.

Effective June 26, 2006, the Funds operate as gateway blended Funds that invest in two or more master portfolios of Master Trust and have both active and dormant advisory arrangements at the gateway level.

For each of the Funds, Funds Management determines the master portfolios of Master Trust in which each gateway blended Fund invests and the percentage allocation that such Fund would make to each master portfolio. For these asset allocation services, Funds Management is entitled to receive an annual fee of 0.25% of the Fund’s average daily net assets as indicated in the chart below. In order to preserve flexibility to convert to a stand-alone fund with a direct advisory relationship, the gateway blended Fund has entered into a “dormant” advisory arrangement with Funds Management. If a gateway blended Fund redeems assets from a master portfolio and invests these assets directly in a portfolio of securities, Funds Management will be entitled to receive a fee for the management of those assets that mirrors the master level dormant advisory fee indicated below.

Gateway Blended Funds	Advisory Fees (Maximum Asset Allocation Fees)	Master Level Dormant Advisory Fees*
Target Today Fund	0.25%	0.19%
Target 2010 Fund	0.25%	0.26%
Target 2020 Fund	0.25%	0.32%
Target 2030 Fund	0.25%	0.33%
Target 2040 Fund	0.25%	0.34%

The Dormant Advisory Fees are estimated based on the Funds’ asset allocation as of February 28, 2006. The asset allocation will change. Because the gateway blended Funds invest in two or more Master Trust portfolios with varying advisory fees, the dormant advisory fees reflect a blended fee rate. The advisory fees for the Master Portfolios are set forth in the table below. The weighted average of the advisory fees from the Master Portfolios will be between 0.19% and 0.34% of each Fund’s average net assets.

Portfolio	Advisory Fees
Diversified Stock Portfolio	First $1B Next $4B Over $5B	0.350 0.325 0.300	% % %

Diversified Fixed Income Portfolio	First $1B Next $4B Over $5B	0.300 0.275 0.250	% % %

Money Market Portfolio	All Asset Levels	0.100%

Prior to June 26, 2006, the Funds operated as stand-alone Funds that invest directly in individual securities. As compensation for the advisory services Funds Management provided to the stand-alone funds, prior to August 1, 2004, Funds Management was entitled to receive as compensation for its advisory services a monthly fee at the annual rate of 0.70% of each Fund’s average daily net assets. Effective August 1, 2004, through June 25, 2006, Funds Management was entitled to receive a monthly fee at the annual rates indicated below, as a percentage of each Fund’s average daily net assets:

Fund	Fee 8/1/04-6/25/06
Target Today Fund	First $500M Next $500M Next $2B Next $2B Over $5B	0.65% 0.60% 0.55% 0.525% 0.50%
Target 2010 Fund	First $500M Next $500M Next $2B Next $2B Over $5B	0.65% 0.60% 0.55% 0.525% 0.50%
Target 2020 Fund	First $500M Next $500M Next $2B Next $2B Over $5B	0.65% 0.60% 0.55% 0.525% 0.50%
Target 2030 Fund	First $500M Next $500M Next $2B Next $2B Over $5B	0.65% 0.60% 0.55% 0.525% 0.50%

Fund	Fee 8/1/04-6/25/06
Target 2040 Fund	First $500M Next $500M Next $2B Next $2B Over $5B	0.65 0.60 0.55 0.525 0.50	% % % % %

Advisory Fees Paid. For the fiscal year ends shown in the table below, the Funds paid the following advisory fees, and the investment adviser waived or reimbursed the indicated fees:

Fund	Year Ended 2/28/2006		Year Ended 2/28/2005		Year Ended 2/29/2004
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Target Today Fund	$447,084	$129,399	$546,982	$65,128	$472,881	$83,893
Target 2010 Fund	$1,075,578	$254,322	$1,263,771	$50,857	$1,104,629	$115,451
Target 2020 Fund	$1,957,887	$408,847	$2,000,358	$129,331	$1,755,631	$138,391
Target 2030 Fund	$1,180,009	$290,968	$1,256,626	$78,111	$1,021,636	$108,409
Target 2040 Fund	$1,495,973	$110,546	$1,556,506	$31,521	$1,337,570	$169,251

General. Each Fund’s Advisory Agreement will continue in effect for more than two years from the effective date provided the continuance is approved annually (i) by the holders of a majority of the respective Fund’s outstanding voting securities or by the Board and (ii) by a majority of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as defined under the 1940 Act) of any such party. A Fund’s Advisory Agreement may be terminated on 60 days written notice by either party and will terminate automatically if assigned.

Investment Sub-Adviser — Funds

Funds Management has engaged Global Index Advisors to serve as investment sub-adviser for the Funds. Subject to the direction of the Trust’s Board and the overall supervision and control of Funds Management and the Trust, GIA makes recommendations regarding the investment and reinvestment of the Funds’ assets pursuant to an asset allocation model, furnishes to Funds Management periodic reports on the investment activity and performance of the Funds, and furnishes such additional reports and information as Funds Management and the Trust’s Trustees and Officers may reasonably request. As compensation for its sub-advisory services, GIA is entitled to receive from each Fund a sub-advisory fee of 0.06% based on each Fund’s average daily net asset value, computed and paid monthly. Funds Management is solely responsible for paying this fee out of the advisory fees it receives from the Funds.

Investment Sub-Advisers - Master Portfolios

Funds Management has engaged SSgA Funds Management, Inc. (“SSgA FM”) and Wells Capital Management, Incorporated (“Wells Capital Management” or “WCM”) to serve as investment sub-advisers to the master portfolios of Master Trust in which the gateway blended Funds invest, as listed in the chart below. Subject to the direction of the Master Trust’s Board, and the overall supervision and control of Funds Management and the Master Trust, SSgA FM and Wells Capital Management make recommendations regarding the investment and reinvestment of the Master Portfolios’ assets. SSgA FM and Wells Capital Management furnish to Funds Management periodic reports on the investment activity and performance of the Master Portfolios. SSgA FM and Wells Capital Management also furnish such additional reports and information as Funds Management and the Master Trust’s Board and officers may reasonably request. Funds Management may, from time to time and in its sole discretion, allocate and reallocate services provided by and fees paid to Wells Capital Management.

The sub-advisory fees currently charged to the master portfolios in which each gateway Fund invests are listed in the chart below.

Master Portfolio	Sub-Adviser	Fee
Diversified Stock Portfolio	SSgA FM	First $1B Over $1B	0.10 0.08	% %
Diversified Fixed Income Portfolio	SSgA FM	First $1B Over $1B	0.10 0.08	% %
Money Market Portfolio	Wells Capital Management	First $1B Next $2B Next $3B Over $6B	0.05 0.03 0.02 0.01	% % % %

Unaffiliated Sub-Adviser. For the fiscal year ends indicated below, the Funds paid to BGFA, an unaffiliated sub-adviser, the following sub-advisory fees:

Fund	Year Ended 2/28/2006		Year Ended 2/28/2005		Year Ended 2/29/2004
	Fees Paid	Fees Waived	Fees Paid	Fees Waived	Fees Paid	Fees Waived
Target Today Fund	$203,885	$0	$211,804	$0	$177,739	$0
Target 2010 Fund	$457,212	$0	$408,717	$0	$374,282	$0
Target 2020 Fund	$756,153	$0	$578,445	$0	$534,069	$0
Target 2030 Fund	$531,875	$0	$411,684	$0	$340,097	$0
Target 2040 Fund	$565,831	$0	$467,742	$0	$494,355	$0

Portfolio Managers

The following information supplements, and should be read in conjunction with, the section in each Prospectus entitled “Portfolio Managers.” The information in this section is provided as of February 28, 2006, the most recent fiscal year end for the Funds. These portfolio managers (each a “Portfolio Manager” and together, the “Portfolio Managers”) manage the investment activities of the Funds on a day-to-day basis as follows:

Funds	Sub-Adviser	Portfolio Managers
Target Today Fund Target 2010 Fund Target 2020 Fund Target 2030 Fund Target 2040 Fund	GIA	Rodney H. Alldredge George V. Daniels, Jr. James P. Lauder

Management of Other Accounts. The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under “Other Accounts.”

Portfolio Manager*	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed	Number of Accounts	Total Assets Managed
GIA
Rodney H. Alldredge	0	0	5	$329M	0	0
George V. Daniels, Jr.	0	0	5	$329M	0	0
James P. Lauder	0	0	5	$329M	0	0

*	If an account has one of the Portfolio Managers as a co-portfolio manager or an assistant portfolio manager, the total number of accounts and assets have been allocated to each respective Portfolio Manager. Therefore, some accounts and assets have been counted twice.

None of the above accounts that are managed by the Portfolio Managers pay an advisory fee based on performance of such account.

Material Conflicts of Interest. The Portfolio Managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the Portfolio Managers. For instance, to the extent that the Portfolio Managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund. Additionally, some of the accounts managed by the Portfolio Managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds. The differences in fee structures may provide an incentive to the Portfolio Managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, GIA has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the potential conflicts associated with managing portfolios for multiple clients and ensure that all clients are treated fairly and equitably. Additionally, GIA minimizes inherent conflicts of interest by assigning the Portfolio Managers to accounts having similar objectives. Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings. Furthermore, GIA has adopted a Code of Ethics under Rule 17j-1 of the 1940 Act to address potential conflicts associated with managing the Funds and any personal accounts the Portfolio Manager may maintain.

GIA, as a fiduciary, has an affirmative duty of care, loyalty, honesty, and good faith to act in the best interests of its clients. Compliance with this duty can be achieved by trying to avoid conflicts of interest and by fully disclosing all material facts concerning any conflict that does arise with respect to any client. None of the Portfolio Managers of GIA have experienced material conflicts of interest in managing multiple accounts.

Conflicts of interest may arise where the firm or its supervised persons have reason to favor the interests of one client over another client (e.g., larger accounts over smaller accounts, accounts compensated by lower ticket charges to the Investment Adviser Representative over accounts not so compensated, accounts in which employees have made material personal investments, accounts of close friends or relatives of supervised persons). GIA specifically prohibits inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

GIA prohibits access persons from using knowledge about pending or currently considered securities transactions for clients to profit personally, directly or indirectly, as a result of such transactions. In order to avoid any potential conflict of interest between GIA and its clients, securities transactions for the accounts of access persons in the same security as that purchased/sold for advisory accounts are restricted by GIA’s Code of Ethics.

GIA specifically prohibits supervised persons from knowingly selling to or purchasing from a client any security or other property, except securities issued by the client.

Compensation. The Portfolio Managers are compensated using the following compensation structures:

GIA Compensation. As Portfolio Managers of index products, compensation for the Portfolio Managers is not based on performance of the Funds. Salaries are fixed and based on the roles and responsibilities within GIA. Bonuses may be awarded based on contributions to GIA meeting its corporate goals for asset growth and profitability. The Portfolio Managers also have significant ownership in GIA. Dividends are based on profitability of the company.

Beneficial Ownership in the Funds. The table below shows for each Portfolio Manager the amount of Fund equity securities beneficially owned by the Portfolio Manager, stated as one of the following ranges:

0 = $0

A = $1 - $10,000

B = $10,001 - $50,000

C = $50,001 - $100,000

D = $100,001 - $500,000

E = $500,001 - $1,000,000

F = over $1,000,000

Beneficial Equity Ownership in the Funds

Portfolio Manager	Target Today Fund	Target 2010 Fund	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund
GIA
Rodney H. Alldredge	0	0	0	0	0
George V. Daniels, Jr.	0	0	0	0	0
James P. Lauder	0	0	0	0	0

Administrator

The Trust has retained Funds Management (the “Administrator”), 525 Market Street, San Francisco, California 94105, as administrator on behalf of the Funds pursuant to an Administration Agreement. Under the Administration Agreement with the Trust, Funds Management provides, among other things: (i) general supervision of the Funds’ operations, including communication, coordination, and supervision services with regard to the Funds’ transfer agent, custodian, fund accountant and other service organizations that render record-keeping or shareholder communication services; (ii) coordination of the preparation and filing of reports and other information materials regarding the Funds, including prospectuses, proxies and other shareholder communications; (iii) development and implementation of procedures for monitoring compliance with regulatory requirements and compliance with the Funds’ investment objectives, policies and restrictions; and (iv) any other administrative services reasonably necessary for the operation of the Funds other than those services that are provided by the Funds’ transfer agent, custodian, and fund accountant. Funds Management also furnishes office space and certain facilities required for conducting the Funds’ business together with ordinary clerical and bookkeeping services.

In addition, Funds Management has agreed to pay all of the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers out of the fees it receives as Administrator. Because the administrative services provided by Funds Management vary by class, the fees payable to Funds Management also vary by class. For providing administrative services, including paying the Funds’ fees and expenses for services provided by the Funds’ transfer agent and various sub-transfer agents and omnibus account servicers and record-keepers, Funds Management is entitled to receive an annual fee at the rates indicated below, as a percentage of each Fund’s average daily net assets:

	Fee Prior to 8/1/04	Fee Effective 8/1/04 – 6/25/06
Fund Level	0.05%	0-4.99B 5-9.99B >9.99B	0.05 0.04 0.03	% % %
Class A, Class B, and Class C Shares	0.33%		0.28%
Administrator Class Shares	0.25%		0.20%
Institutional Class Shares	0.15%		0.10%

	Fee Effective 6/26/06
Share Class	Fund-Level Admin. Fee (% of Average Daily Net Assets)			Class-Level Admin. Fee (% of Average Daily Net Assets)	Total Admin. Fee (% of Average Daily Net Assets)
Class A, Class B, Class C	First $5B Next $5B Over $10B	0.05 0.04 0.03	% % %	0.28%	First $5B Next $5B Over $10B	0.33 0.32 0.31	% % %
Administrator Class	First $5B Next $5B Over $10B	0.05 0.04 0.03	% % %	0.10%	First $5B Next $5B Over $10B	0.15 0.14 0.13	% % %
Institutional Class	First $5B Next $5B Over $10B	0.05 0.04 0.03	% % %	0.08%	First $5B Next $5B Over $10B	0.13 0.12 0.11	% % %
Investor Class	First $5B Next $5B Over $10B	0.05 0.04 0.03	% % %	0.45%	First $5B Next $5B Over $10B	0.50 0.49 0.48	% % %

Administrative Fees Paid. For the fiscal year ends indicated below, the Funds paid Funds Management the following administrative fees. The table does not contain information on the Investor Class shares of the Funds because this class of shares will not commence operations until January 31, 2007.

Fund	Year Ended 2/28/06	Year Ended 2/28/05	Year Ended 2/29/04*
Target Today Fund (Fund Level)	$44,345	$45,953	$39,769
Class A	$108,848	$110,277	102,341
Class B	$47,486	$59,438	$59,837
Class C	$33,499	$40,225	$30,688
Administrator Class	$14,481	$29,699	$21,317
Institutional Class	$6,431	$2,079	N/A

Target 2010 Fund (Fund Level)	$102,300	$98,642	$87,149
Class A	$216,369	$236,637	$218,894
Class B	$62,215	$83,710	$96,677
Class C	$14,216	$19,253	$19,575
Administrator Class	$83,641	$135,969	$109,204
Institutional Class	$19,802	$8,014	N/A

Target 2020 Fund (Fund Level)	$182,057	$160,017	$135,287
Class A	$427,786	$394,275	$350,885
Class B	$58,300	$79,185	$90,277
Class C	$11,111	$16,789	$18,907
Administrator Class	$151,240	$259,067	$212,529
Institutional Class	$41,195	$15,411	N/A

Target 2030 Fund (Fund Level)	$113,152	$100,248	$80,717
Class A	$306,534	$292,589	$259,520
Class B	$38,285	$50,753	$58,266

Fund	Year Ended 2/28/06	Year Ended 2/28/05	Year Ended 2/29/04*
Class C	$8,404	$12,099	$11,584
Administrator Class	$81,550	$129,111	$87,606
Institutional Class	$21,492	$8,997	N/A

Target 2040 Fund (Fund Level)	$123,578	$119,156	$107,630
Class A	$454,297	$441,242	$374,803
Class B	$60,090	$90,690	$124,528
Class C	$9,704	$12,281	$12,085
Administrator Class	$50,936	$78,651	$65,223
Institutional Class	$11,421	$4,625	N/A

*	For the fiscal year ended February 29, 2004, the administrative fee rate changed from a fixed Fund-based fee to a combination of a fixed Class-based fee and a Fund-based fee that is subject to breakpoints in asset levels of a Fund.

Distributor

Wells Fargo Funds Distributor, LLC (the “Distributor”), located at 525 Market Street, San Francisco, California 94105, serves as the distributor for the Funds. Prior to April 11, 2005, Stephens Inc. (“Stephens”), located at 111 Center Street, Little Rock, Arkansas 72201, served as distributor for the Funds’ shares.

The Funds have adopted a distribution plan (“Plan”) under Section 12(b) under the 1940 Act and Rule 12b-1 thereunder (the “Rule”) for their Class B and Class C shares. The Plan was adopted by the Board, including a majority of the Trustees who were not “interested persons” (as defined under the 1940 Act) of the Funds and who had no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan (the “Non-Interested Trustees”).

Under the Plan and pursuant to the related Distribution Agreement, the Class B and Class C shares paid Stephens and pays the Distributor, an annual fee of 0.75% paid monthly based on the average daily net assets attributable to the Fund, as compensation for distribution-related services or as reimbursement for distribution-related expenses.

The actual fee payable to the Distributor by the Funds and Classes is determined, within such limits, from time to time by mutual agreement between the Trust and the Distributor and will not exceed the maximum sales charges payable by mutual funds sold by members of the National Association of Securities Dealers, Inc. (“NASD”) under the Conduct Rules of the NASD. The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

The Distributor has entered, and Stephens previously entered, into an arrangement whereby sales commissions payable to broker-dealers with respect to sales of Class B shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, the Distributor may assign, and Stephens has assigned certain amounts that it is entitled to receive pursuant to the Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

For the fiscal year ended February 28, 2006, the Funds paid the respective distributor, pursuant to the Plan, the following fees for distribution-related expenses:

Distribution Fees – Wells Fargo Funds Distributor: April 11, 2005 – February 28, 2006

Fund	Total	Advertising	Printing & Mailing	Compensation to Underwriters	Compensation to Br/Dlrs.	Other (B Shr. Fin.)
Target Today
Class B	$113,063	$0	$0	$0	$0	133063
Class C	$7,9761	$0	$0	$75,219	$4,542	$0
Target 2010

Fund	Total	Advertising	Printing & Mailing	Compensation to Underwriters	Compensation to Br/Dlrs.	Other (B Shr. Fin.)
Class B	$148,132	$0	$0	$0	$0	148132
Class C	$33,849	$0	$0	$30,781	$3,068	$0
Target 2020
Class B	$138,810	$0	$0	$0	$0	138810
Class C	$26,454	$0	$0	$22,798	$3,656	$0
Target 2030
Class B	$91,156	$0	$0	$0	$0	91156
Class C	$20,010	$0	$0	$17,999	$1,851	$0
Target 2040
Class B	$143,070	$0	$0	$0	$0	143070
Class C	$23,105	$0	$0	$21,253	$1,852	$0

Distribution Fees – Stephens: March 1, 2005 – April 10, 2005

Fund	Total	Advertising	Printing & Mailing	Compensation to Underwriters	Compensation to Br/Dlrs.	Other (B Shr. Fin.)
Target Today
Class B	$14,133	$0	$0	$0	$0	$14,133
Class C	$9,970	$0	$0	$9,402	$568	$0
Target 2010
Class B	$18,517	$0	$0	$0	$0	$18,517
Class C	$4,231	$0	$0	$3,848	$383	$0
Target 2020
Class B	$17,351	$0	$0	$0	$0	$17,351
Class C	$3,307	$0	$0	$2,850	$457	$0
Target 2030
Class B	$11,394	$0	$0	$0	$0	$11,394
Class C	$2,501	$0	$0	$2,250	$231	$0
Target 2040
Class B	$17,884	$0	$0	$0	$0	$17,884
Class C	$2,888	$0	$0	$2,657	$231	$0

General. The Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Trustees of the Trust and the Non-Interested Trustees. Any Distribution Agreement related to the Plan also must be approved by such vote of the Trustees and the Non-Interested Trustees. Such Agreement will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by a vote of a majority of the outstanding voting securities of the relevant class of the Fund or by vote of a majority of the Non-Interested Trustees on not more than 60 days written notice. The Plan may not be amended to increase materially the amounts payable thereunder without the approval of a majority of the outstanding voting securities of the Fund, and no material amendment to the Plan may be made except by a majority of both the Trustees of the Trust and the Non-Interested Trustees.

The Plan requires that the Treasurer of the Trust shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Plan. The Rule also requires that the selection and nomination of Trustees who are not “interested persons” of the Trust be made by such disinterested Trustees.

Wells Fargo Bank and Funds Management, interested persons (as that term is defined under Section 2(a)(19) under the 1940 Act) of the Trust, act as selling agents for the Funds’ shares pursuant to selling agreements with the Distributor authorized under the Plan. As selling agents, Wells Fargo Bank and Funds Management have indirect financial interests in the operation of the Plans. The Board has concluded that the Plan is reasonably likely to benefit the Funds and their shareholders because the Plan authorizes the relationships with selling agents, including Wells Fargo Bank and Funds Management, that have previously developed distribution channels and relationships with the retail customers that the Funds are designed to serve. These relationships and distribution channels are believed by the Board to provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Funds, selling agents may receive significant additional payments directly from the Adviser, Administrator, or Distributor in connection with the sale of Fund shares.

The Distributor may enter into selling agreements with one or more selling agents (which may include Wells Fargo Bank, Funds Management and their affiliates) under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of Fund shares attributable to their customers. The Trustees believe that these relationships and distribution channels provide potential for increased Fund assets and ultimately corresponding economic efficiencies (i.e., lower per-share transaction costs and fixed expenses) that are generated by increased assets under management. In addition to payments received from the Fund, selling or servicing agents may receive significant additional payments directly from the Adviser, Distributor, or their affiliates in connection with the sale of Fund shares. The Distributor may retain any portion of the total distribution fee payable thereunder to compensate it for distribution-related services provided by it or to reimburse it for other distribution-related expenses.

Shareholder Servicing Agent

The Funds have approved a Shareholder Servicing Plan and have entered into related Shareholder Servicing Agreements with financial institutions, including Wells Fargo Bank and Funds Management. Under the agreements, Shareholder Servicing Agents (including Wells Fargo Bank and Funds Management) agree to perform, as agents for their customers, administrative services, with respect to Fund shares, which include aggregating and transmitting shareholder orders for purchases, exchanges and redemptions; maintaining shareholder accounts and records; and providing such other related services as the Trust or a shareholder may reasonably request.

For providing these services, a Shareholder Servicing Agent is entitled to a fee from the applicable Fund of up to 0.25% of the average daily net assets of the Class A, Class B, Class C, and Administrator Class shares owned of record or beneficially by the customers of the Shareholder Servicing Agent during the period for which payment is being made. The Shareholder Servicing Plan and related Shareholder Servicing Agreements were approved by the Trustees and provide that a Fund shall not be obligated to make any payments under such Plan or related agreements that exceed the maximum amounts payable under the Conduct Rules of the NASD.

General. The Shareholder Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Trustees and the Non-Interested Trustees. Any form of Shareholder Servicing Agreement related to the Shareholder Servicing Plan also must be approved by such vote of the Trustees and Non-Interested Trustees. Shareholder Servicing Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees, including a majority of the Non-Interested Trustees. No material amendment to the Shareholder Servicing Plan or related Servicing Agreements may be made except by a majority of both the Trustees and the Non-Interested Trustees.

The Shareholder Servicing Plan requires that the Administrator shall provide to the Trustees, and the Trustees shall review, at least quarterly, a written report of the amounts expended (and purposes therefore) under the Shareholder Servicing Plan.

Custodian

Wells Fargo Bank, located at 6th and Marquette, Minneapolis, Minnesota 55479, acts as Custodian for each Fund. The Custodian, among other things, maintains a custody account or accounts in the name of each Fund, receives and delivers all assets for each Fund upon purchase and upon sale or maturity, collects and receives all income and other payments and distributions on account of the assets of each Fund and pays all expenses of each Fund. The gateway blended Funds are not charged a custody fee at the gateway level provided that they invest in the master portfolios of the Master Trust.

Fund Accountant

PFPC, Inc. (“PFPC”), located at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as fund accountant for the Funds. For these services, PFPC is entitled to receive from each Fund an annual asset-based Fund Complex fee as shown in the chart below:

Average Fund Complex Daily Net Assets	Annual Asset-Based Fees
0-85B	0.0051%
>85B	0.0025%

In addition, PFPC is entitled to receive an annual base fee of $20,000 per Fund and a monthly multiple class fee per Fund of $500 per class beyond the first class of shares. PFPC is also entitled to receive a monthly multiple manager fee beyond the first manager as follows: $2,000 for the second manager in each Fund, $1,500 for the third manager in each Fund and $500 for each manager beyond the third manager in each Fund. Finally, PFPC is entitled to receive certain out-of-pocket costs.

Each Fund’s share of the annual asset-based Fund Complex fee will be based on its proportionate share of the aggregate average net assets of all the funds in the Fund Complex (excluding the Wells Fargo Master Trust portfolios). Prior to March 2005, the Fund Complex-wide fee was 0.0057% for assets totaling $0-$85 billion and 0.0025% for assets over $85 billion. PFPC was also entitled to receive an annual fee of $20,000 from each Fund, a monthly multiple class fee per Fund of $500 per class beyond the first class of shares and certain out-of-pocket expenses.

Transfer and Distribution Disbursing Agent

Boston Financial Data Services, Inc. (“BFDS”), located at Two Heritage Drive, Quincy, Massachusetts 02171, acts as transfer and distribution disbursing agent for the Funds. For providing such services, BFDS is entitled to receive fees from the Administrator.

Underwriting Commissions

The Distributor serves as the principal underwriter distributing securities of the Funds on a continuous basis. Prior to April 11, 2005, Stephens served as the principal underwriter distributing securities of the Funds on a continuous basis. For the Funds’ past three fiscal years, the aggregate dollar amount of underwriting commissions paid and retained by the respective distributor was as follows:

Wells Fargo Funds Distributor Period: 4/11/2005 – 2/28/06

Paid	Retained
$193,095	$1,220

Stephens

Period 3/1/2005 – 4/10/2005		Year Ended 2/28/2005		Year Ended 2/29/2004
Paid	Retained	Paid	Retained	Paid	Retained
$24,137	$153	$528,150	$79,693	$505,439	$83,975

Code of Ethics

The Fund Complex, the Adviser, the Distributor and the sub-advisers each have adopted a code of ethics which contains policies on personal securities transactions by “access persons” as defined in each of the codes. These policies comply with Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as applicable. Each code of ethics, among other things, permits access persons to invest in certain securities, subject to various restrictions and requirements. More specifically, each code of ethics either prohibits its access persons from purchasing or selling securities that may be purchased or held by a Fund or permits such access persons to purchase or sell such securities, subject to certain restrictions. Such restrictions do not apply to purchases or sales of certain types of securities, including shares of open-end investment companies that are unaffiliated with the Wells Fargo Advantage Funds family, money market instruments and certain U.S. Government securities. To facilitate enforcement, the codes of ethics generally require that an access person, other than “disinterested” directors or trustees, submit reports to a designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The codes of ethics for the Fund Complex, the Adviser, the Distributor and the sub-advisers are on public file with, and are available from, the SEC.

DETERMINATION OF NET ASSET VALUE

The NAV per share for each class of the Funds is determined as of the close of regular trading at 4:00 p.m. (Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for business. Expenses and fees, including advisory fees, are accrued daily and are taken into account for the purpose of determining the NAV of the Funds’ shares.

Each Fund’s investments are generally valued at current market prices. Securities are generally valued based on the last sales price during the regular trading session if the security trades on an exchange (“closing price”). Securities that are not traded primarily on an exchange generally are valued using latest quoted bid prices obtained by an independent pricing service. Securities listed on the Nasdaq Stock Market, Inc., however, are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. A Fund is required to depart from these general valuation methods and use fair value pricing methods to determine the value of certain investments if it is determined that the closing price or the latest quoted bid price of a security, including securities that trade primarily on a foreign exchange, does not accurately reflect its current value when the Fund calculates its NAV. In addition, we also use fair value pricing to determine the value of investments in securities and other assets, including illiquid securities, for which current market quotations are not readily available. The closing price or the latest quoted bid price of a security may not reflect its current value if, among other things, a significant event occurs after the closing price or latest quoted bid price but before a Fund calculates its NAV that materially affects the value of the security. We use various criteria, including a systematic evaluation of U.S. market moves after the close of foreign markets, in deciding whether a foreign security’s market price is still reliable and, if not, what fair market value to assign to the security. With respect to any portion of a Fund’s assets that are invested in other mutual funds, the Fund’s NAV is calculated based upon the net asset values of the other mutual funds in which the Fund invests, and the prospectuses for those companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Money market instruments and debt instruments maturing in 60 days or less are valued at amortized cost. Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Prices for fixed-income and other securities may be furnished by a reputable independent pricing service. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Funds may be purchased on any day a Fund is open for business. Each Fund is open for business each day the NYSE is open for trading (a “Business Day”). Currently, the NYSE is closed on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day (each a “Holiday”). When any Holiday falls on a weekend, the NYSE typically is closed on the weekday immediately before or after such Holiday.

Purchase orders for a Fund received before such Fund’s NAV calculation time generally are processed at such time on that Business Day. Purchase orders received after a Fund’s NAV calculation time generally are processed at such Fund’s NAV calculation time on the next Business Day. Selling Agents may establish earlier cut-off times for processing your order. Requests received by a Selling Agent after the applicable cut-off time will be processed on the next Business Day. On any day the NYSE closes early, the Funds will close early. On these days, the NAV calculation time and the distribution, purchase and redemption cut-off times for the Funds may be earlier than their stated NAV calculation time described above.

Payment for shares may, in the discretion of the Adviser, be made in the form of securities that are permissible investments for the Funds. For further information about this form of payment please contact the Distributor. In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by a Fund and that such Fund receives satisfactory assurances that (i) it will have good and marketable title to the securities received by it; (ii) that the securities are in proper form for transfer to the Fund; and (iii) adequate information will be provided concerning the basis and other matters relating to the securities.

The Funds reserve the right to reject any purchase orders, and, under the 1940 Act, may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings), or during which trading is restricted, or during which, as determined by the SEC rule, regulation or order, an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit. The Trust may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Trust may also redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Trust’s responsibilities under the 1940 Act. In addition, the Trust may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to shares of a Fund as provided from time to time in the Prospectuses.

The dealer reallowance for Class A shares is as follows:

Amount of Purchase	Front-End Sales Charge As % of Public Offering Price	Front-End Sales Charge As % of Net Amount Invested	Dealer Reallowance As % of Public Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.90%	3.00%
$250,000 to $499,999	2.75%	2.83%	2.25%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and over[1]	0.00%	0.00%	1.00%

[1]	We will assess Class A share purchases of $1,000,000 or more a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within one year from the date of purchase, unless the dealer of record waived its commission with a Fund’s approval. The CDSC percentage you pay is applied to the NAV of the shares on the date of the original purchase.

Set forth below is a list of the member firms of the National Association of Securities Dealers (“NASD”) to which the Adviser, the Funds’ distributor or their affiliates expect (as of December 31, 2005) to make payments out of their own assets to selling and shareholder servicing agents in connection with the sale and distribution of shares of the Funds or for services to the Funds and their shareholders (“Marketing and Shareholder Support Payments”). Any additions, modifications, or deletions to the member firms identified in this list that have occurred since December 31, 2005, are not reflected:

•	A.G. Edwards & Sons, Inc.

•	Allstate Financial Services, LLC

•	Ameriprise Financial Services, Inc.

•	AXA Advisors, LLC

•	Bear, Stearns Securities Corp.

•	Charles Schwab & Co., Inc.

•	Citigroup Global Markets, Inc.

•	CitiStreet Advisors LLC

•	Fidelity Investments Institutional Services Company, Inc.

•	Financial Network Investment Corporation.

•	Fiserv Securities, Inc.

•	GWFS Equities, Inc.

•	ING Financial Partners, Inc.

•	Linsco/Private Ledger Corp.

•	Mellon Financial Markets, LLC

•	Merrill Lynch, Pierce, Fenner & Smith Incorporated

•	Morgan Stanley DW, Inc.

•	Multi-Financial Securities Corporation.

•	Pershing LLC

•	Prudential Retirement Brokerage Services, Inc.

•	Raymond James & Associates, Inc.

•	Robert W. Baird & Co. Incorporated

•	Transamerica Financial Advisors, Inc.

•	UBS Financial Services Inc.

•	Valic Financial Advisors, Inc.

•	Wachovia Securities, LLC

In addition to member firms of the NASD, Marketing and Shareholder Support Payments are also made to other selling and shareholder servicing agents, and to affiliates of selling and shareholder servicing agents that sell shares of or provide services to the Funds and their shareholders, such as banks, insurance companies and plan administrators. These firms are not included on the list above, although they may be affiliated with companies on the above list. Also not included on the list above are subsidiaries of Wells Fargo & Company who may receive revenue from the Adviser, the Funds’ distributor or their affiliates through intra-company compensation arrangements and for financial, distribution, administrative and operational services.

Purchases and Redemptions for Existing Wells Fargo Advantage Funds Account Holders Via the Internet. All existing shareholders with an existing Wells Fargo Advantage Funds account may purchase additional shares of the class of Funds that they already own, and redeem existing shares, via the Internet. For purchases, such account holders must have a bank account linked to their Wells Fargo Advantage Funds account. Redemption proceeds may be deposited into a linked bank account or mailed via check to the shareholder’s address of record. Shareholders should contact Investor Services at 1-800-222-8222 or log on at www.wellsfargo.com/advantagefunds for further details. Shareholders who hold their shares in a brokerage account should contact their selling agent.

Purchases and Redemptions Through Brokers and/or Their Affiliates. A broker may charge transaction fees on the purchase and/or sale of Fund shares in addition to those fees described in the Prospectuses in the Summary of Expenses. The Trust has authorized one or more brokers to receive on its behalf purchase and redemption orders, and such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Trust’s behalf. The Trust will be deemed to have received a purchase or redemption order for Fund shares when an authorized broker or, if applicable, a broker’s authorized designee, receives the order, and such orders will be priced at the Fund’s NAV next calculated after they are received by the authorized broker or the broker’s designee.

Reduced Sales Charges for Former Montgomery Fund Shareholders. Former Montgomery Fund Class P and Class R shareholders who purchased their shares directly from the Montgomery Funds and became Wells Fargo Advantage Fund shareholders in the reorganization, may purchase Class A shares of any Wells Fargo Advantage Fund, and any unnamed shares of WealthBuilder Portfolios at NAV. Shareholders who did not purchase such shares directly may purchase additional shares in the respective acquiring Wells Fargo Advantage Fund at NAV.

Reduced Sales Charges for Former C&B Portfolio Shareholders. Shareholders who purchased shares of the C&B Portfolios directly from the C&B Portfolios, and who became Wells Fargo Advantage Fund shareholders in the reorganization between the Advisors’ Inner Circle Fund and the Trust effective July 26, 2004, will be permitted to purchase Class A shares of any Wells Fargo Advantage Fund and any unnamed shares of WealthBuilder Portfolios at NAV. Please see your account representative for details.

Reduced Sales Charges for Affiliated Funds. Any affiliated fund that invests in a Wells Fargo Advantage fund may purchase Class A shares of such fund at NAV.

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

Reduced Sales Charges for Former Norwest Advantage Fund Class B Shareholders. No contingent deferred sales charge is imposed on redemptions of Class B shares of a former Norwest Advantage Fund purchased prior to October 1, 1999, to effect a distribution (other than a lump sum distribution) from an Individual Retirement Account (“IRA”), Keogh plan or Section 403(b) custodial account or from a qualified retirement plan.

Additional Investors Eligible to Purchase the Funds:

The Funds’ Share Classes A, B and C (the “Closed Share Classes”) will be closed to new investors on January 31, 2007. However, you may continue to purchase shares of the Closed Share Classes if:

•	You are an existing shareholder of the Closed Share Classes (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Share Classes, including the reinvestment of dividends and cash distributions from shares owned in the Closed Share Classes; or

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Share Classes through an omnibus account are not permitted to purchase shares of the Closed Share Classes on behalf of clients that do not currently own shares of the Closed Share Classes.

•	You are the beneficiary of shares of the Closed Share Classes (i.e., through an IRA or transfer on death account) or are the recipient of shares of a Closed Share Classes through a transfer and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Share Classes.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Share Classes.

•	You are employer-sponsored retirement plans, or their participants, for which Funds Management or the Funds’ distributor, or an affiliate, has entered into an agreement to provide document or administrative services, or other retirement plans whose administrators or dealers have entered into an agreement with Funds Management or the Funds’ distributor, or an affiliate, to perform services;

•	You have any accounts in a fee-based advisory program managed by Funds Management.

Additional investments will not be accepted in the Closed Share Classes unless the investment falls within one of the above referenced categories. If you believe you are eligible to purchase shares of a Closed Share Classes, Funds Management may require you to provide appropriate proof of eligibility. Funds Management reserves the right to reject any purchase order into the Closed Share Classes if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Share Classes.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of broker-dealers in the execution of transactions in portfolio securities. Subject to the supervision of the Master Trust’s Board and the supervision of the Adviser, SSgA FM and Wells Capital Management are responsible for each Master Portfolio’s investment decisions and the placing of portfolio transactions. Currently, the Funds do not invest directly in securities and therefore do not place orders with broker-dealers. In placing orders for the Master Portfolios, it is the policy of SSgA FM and Wells Capital Management to obtain the best overall results taking into account various factors, including, but not limited to, the size and type of transaction involved; the broker-dealer’s risk in positioning the securities involved; the nature and character of the market for the security; the confidentiality, speed and certainty of effective execution required for the transaction; the general execution and operational capabilities of the broker-dealer; the reputation, reliability, experience and financial condition of the firm; the value and quality of the services rendered by the firm in this and other transactions; and the reasonableness of the spread or commission. While SSgA FM and Wells Capital Management generally seek reasonably competitive spreads or commissions, the Master Portfolios will not necessarily be paying the lowest spread or commission available.

Purchases and sales of equity securities on a securities exchange are effected through broker-dealers who charge a negotiated commission for their services. Orders may be directed to any broker-dealers including, to the extent and in the manner permitted by applicable law, affiliated brokers. However, the Funds and Funds Management have adopted a policy pursuant to Rule 12b-1(h) under the 1940 Act that prohibits the Funds and Master Portfolios from directing portfolio brokerage to brokers who sell Fund shares as compensation for such selling efforts. In the over-the-counter market, securities are generally traded on a “net” basis with broker-dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the broker-dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.

Purchases and sales of non-equity securities usually will be principal transactions. Portfolio securities normally will be purchased or sold from or to broker-dealers serving as market makers for the securities at a net price. Each of the Master Portfolios also will purchase portfolio securities in underwritten offerings and may purchase securities directly from the issuer. Generally, municipal obligations and taxable money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing a Master Portfolio’s portfolio securities transactions will consist primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Trust as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. Each Master Portfolio may purchase securities from underwriting syndicates of which the Distributor or Funds Management is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Board.

Commission rates are established pursuant to negotiations with the broker-dealer based, in part, on the quality and quantity of execution services provided by the broker-dealer and in the light of generally prevailing rates. Furthermore, the Adviser oversees SSgA FM’s and Wells Capital Management’s trade execution procedures to ensure that such procedures are in place, that they are adhered to, and that adjustments are made to the procedures to address ongoing changes in the marketplace.

SSgA FM and Wells Capital Management may, in circumstances in which two or more broker-dealers are in a position to offer comparable results for a Master Portfolio’s transaction, give preference to a broker-dealer that has provided statistical or other research services to SSgA FM and Wells Capital Management. In selecting a broker-dealer under these circumstances, SSgA FM and Wells Capital Management will consider, in addition to the factors listed above, the quality of the research provided by the broker-dealer. SSgA FM and Wells Capital Management may pay higher commissions than those obtainable from other broker-dealers in exchange for such research services. The research services generally include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the advisability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto. By allocating transactions in this manner, SSgA FM and Wells Capital Management is able to supplement its research and analysis with the views and information of securities firms. Information so received will be in addition to, and not in lieu of, the services required to be performed by SSgA FM and Wells Capital Management under the advisory contracts, and the expenses of SSgA FM and Wells Capital Management will not necessarily be reduced as a result of the receipt of this supplemental research information. Furthermore, research services furnished by broker-dealers through which SSgA FM and Wells Capital Management places securities transactions for a Master Portfolio may be used by SSgA FM and Wells Capital Management in servicing its other accounts, and not all of these services may be used by SSgA FM and Wells Capital Management in connection with advising the Master Portfolios. SSgA FM and Wells Capital Management do not engage in directed brokerage practices for the Master Portfolios.

Portfolio Turnover. The portfolio turnover rate is not a limiting factor when SSgA FM and Wells Capital Management deem portfolio changes appropriate. Changes may be made in the portfolios consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Master Portfolio’s portfolio securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Portfolio turnover generally involves some expenses to the Funds, including brokerage commissions and other transaction costs on the sale of securities and the reinvestment in other securities. Portfolio turnover may also result in adverse tax consequences to a Fund’s shareholders.

The portfolio turnover rate for the Funds varied significantly over the past two fiscal years. Portfolio turnover rates for the fiscal year ended February 28, 2006, decreased as compared to the previous fiscal year ended February 28, 2005. The portfolio turnover rates of the previous fiscal year where higher primarily due to the rebalancing of each Fund’s holdings to specifically track different indices, in particular, benchmark changes for the fixed income portion of the Funds.

Brokerage Commissions. For the last three fiscal years, the Funds paid the following aggregate amounts of brokerage commissions on brokerage transactions:

Fund	FYE 2/28/06	FYE 2/28/05*	FYE 2/29/04*
Target Today	$8,359.29	$16,753.03	$8,965.55
Target 2010	$25,259.19	$32,987.31	$29,599.36
Target 2020	$49,290.92	$83,377.08	$41,988.73
Target 2030	$43,440.97	$51,517.48	$37,009.03
Target 2040	$40,412.49	$49,940.76	$41,133.72

*	The change in portfolio turnover rate led to the decrease in brokerage commissions for the fiscal year ended February 29, 2004. Total commissions for the fiscal year ended February 28, 2005, increased primarily due to the benchmark changes for the fixed income portion of the Funds.

Affiliated Brokers. For the fiscal years 2004, 2005 and 2006 the Funds did not effect securities transactions through an affiliated broker.

Securities of Regular Broker-Dealers. As of February 28, 2006, the Funds held securities of their regular broker-dealers as indicated in the amounts shown below:

Fund	Broker/Dealer	Amount
Target Today Fund	Credit Suisse First Boston Corp	$97,000
	Morgan Stanley	$1,594,000

Fund	Broker/Dealer	Amount
	Bank Of America	$358,000
	Bear Stearns	$4,801,000
	Goldman Sachs & Co	$933,000
	Barclays Capital Inc	$101,000
	Deutsche Bank Alex Brown	$120,000
	HSBC Securities	$175,000
	JP Morgan Securities	$253,000
	Lehman Brothers Inc	$315,000

Target 2010 Fund	Credit Suisse First Boston Corp	$1,505,000
	Morgan Stanley	$3,934,000
	Bank Of America	$1,097,000
	Bear Stearns	$11,601,000
	Goldman Sachs & Co	$2,346,000
	Barclays Capital Inc	$218,000
	Deutsche Bank Alex Brown	$253,000
	HSBC Securities	$402,000
	JP Morgan Securities	$783,000
	Lehman Brothers Inc	$846,000

Target 2020 Fund	Credit Suisse First Boston Corp	$2,762,000
	Morgan Stanley	$7,018,000
	Bank Of America	$2,754,000
	Goldman Sachs & Co	$4,195,000
	Barclays Capital Inc	$556,000
	Deutsche Bank Alex Brown	$586,000
	HSBC Securities	$958,000
	JP Morgan Securities	$1,859,000
	Lehman Brothers Inc	$1,546,000
	Bear Stearns	$20,043,000

Target 2030 Fund	Credit Suisse First Boston Corp	$1,502,000
	Morgan Stanley	$3,654,000
	Bank Of America	$2,056,000
	Bear Stearns	$9,747,000
	Goldman Sachs & Co	$2,241,000
	Barclays Capital Inc	$385,000
	Deutsche Bank Alex Brown	$476,000
	HSBC Securities	$684,000
	JP MORGAN SECURITIES	$1,425,000

Fund	Broker/Dealer	Amount
	Lehman Brothers Inc	$931,000

Target 2040 Fund	Credit Suisse First Boston Corp	$1,301,000
	Morgan Stanley	$3,008,000
	Bank Of America	$2,471,000
	Bear Stearns	$7,293,000
	Goldman Sachs & Co	$1,818,000
	Barclays Capital Inc	$390,000
	Deutsche Bank Alex Brown	$610,000
	HSBC Securities	$594,000
	JP Morgan Securities	$1,658,000
	Lehman Brothers Inc	$879,000

FUND EXPENSES

From time to time, Funds Management may waive fees from the Funds in whole or in part. Any such waiver will reduce expenses of a Fund and, accordingly, have a favorable impact on such Fund’s performance.

Except for the expenses borne by Funds Management, the Trust bears all costs of its operations, including the compensation of its Trustees, advisory, shareholder servicing and administration fees; payments pursuant to any Plan; interest charges; taxes; fees and expenses of its independent registered public accounting firm, legal counsel, transfer agent and distribution disbursing agent; expenses of redeeming shares; expenses of preparing and printing Prospectuses (except the expense of printing and mailing Prospectuses used for promotional purposes, unless otherwise payable pursuant to a Plan), shareholders’ reports, notices, proxy statements and reports to regulatory agencies; insurance premiums and certain expenses relating to insurance coverage; trade association membership dues; brokerage and other expenses connected with the execution of portfolio transactions; fees and expenses of its custodian, including those for keeping books and accounts and calculating the net asset value per share of a Fund; expenses of shareholders’ meetings; expenses relating to the issuance, registration and qualification of a Fund’s shares; pricing services, organizational expenses and any extraordinary expenses. Expenses attributable to the Fund are charged against Fund assets. General expenses of the Trust are allocated among all of the funds of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Trust’s Board deems equitable.

FEDERAL INCOME TAXES

The following information supplements and should be read in conjunction with the section in each Prospectus entitled “Taxes.” The Prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income taxes. It is based on the Internal Revenue Code of 1986, as amended (the “Code”), applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

A shareholder’s tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through tax-advantaged accounts (such as 401(k) Plan Accounts or IRAs, financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the “IRS”) as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the Prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

Qualification as a Regulated Investment Company. It is intended that each Fund qualify as a “regulated investment company” (“RIC”) under Subchapter M of Subtitle A, Chapter 1 of the Code, as long as such qualification is in the best interests of the Fund’s shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to RICs generally will apply separately to each Fund, even though each RIC is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

In order to qualify as a RIC under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future U.S. Treasury Regulations, the IRS may limit qualifying income from foreign currency gains that are directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), U.S. government securities and securities of other RICs, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the value of the Fund’s total assets or 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)) or the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss and at least 90% of its net tax-exempt interest income earned in each taxable year. If a Fund meets all of the RIC requirements, it generally will not be subject to federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a RIC and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

If, for any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the distribution requirements, it will be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and all distributions from the Fund’s current and accumulated earnings and profits (including any distributions of its net tax-exempt income and net long-term capital gains) to its shareholders will be taxable as dividend income. To qualify again to be taxed as a RIC in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-RIC years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a RIC in a subsequent year.

Investment through Master Portfolios. The Funds seek to continue to qualify as RICs by investing their assets through one or more master portfolios. Each master portfolio will be treated as a non-publicly traded partnership (or, in the event that a Fund is the sole investor in the corresponding master portfolio, as disregarded from the Fund) for federal income tax purposes rather than as a RIC or a corporation under the Code. Under the rules applicable to a non-publicly traded partnership (or disregarded entity), a proportionate share of any interest, dividends, gains and losses of a master portfolio will be deemed to have been realized (i.e., “passed-through”) to its investors, including a Fund investing in that master portfolio, regardless of whether any amounts are actually distributed by the master portfolio. Each investor in a master portfolio will be taxed on such share, as determined in accordance with the governing instruments of the particular master portfolio, the Code and U.S. Treasury Regulations, in determining such investor’s federal income tax liability. Therefore, to the extent that a master portfolio were to accrue but not distribute any income or gains, a Fund investing in that Master Portfolio would be deemed to have realized its proportionate share of such income or gains without receipt of any corresponding distribution. However, each of the master portfolios will seek to minimize recognition by its investors (such as a corresponding Fund) of income and gains without a corresponding distribution. Furthermore, each master portfolio’s assets, income and distributions will be managed in such a way that an investor in a master portfolio will be able to continue to qualify as a RIC by investing its assets through the master portfolio.

Excise Tax. A 4% nondeductible excise tax will be imposed on each Fund’s net income and gains to the extent it fails to distribute by December 31 of each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gain income (adjusted for ordinary losses) for the 12 month period ending on October 31 of that year, and all of its ordinary income and net capital gain income from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gain, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

Capital Loss Carry-Forwards. A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund’s capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses. As of February 28, 2006, the following Funds had capital loss carry-forwards approximating the amount indicated for federal income tax purposes, expiring in the year indicated:

Fund	Year Expires	Capital Loss Carry-Forwards
Target 2040	2012	$12,876,235

If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carry-forwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

Equalization Accounting. Each Fund may use the so-called “equalization method” of accounting to allocate a portion of its “earnings and profits,” which generally equals a Fund’s undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund’s total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of RIC shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

Taxation of Fund Investments. In general, realized gains or losses on the sale of portfolio securities will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount (“OID”), such as a zero-coupon bond, the Fund may be required to annually include in its taxable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into “straddles” by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as “mixed straddles” if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

“Passive foreign investment corporations” (“PFICs”) are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on “excess distributions” received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

Rules governing the federal income tax aspects of derivatives, including swap agreements, are in a developing stage and are not entirely clear in certain respects, particularly in light of a recent revenue ruling that held that income from a derivative contract with respect to a commodity index is not qualifying income. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a RIC might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a RIC may limit the extent to which a Fund will be able to engage in derivatives.

In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

Taxation of Distributions. All distributions paid out of a Fund’s current and accumulated earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported by each shareholder who is required to file a U.S. federal income tax return. For federal income tax purposes, a Fund’s earnings and profits, described above, are determined at the end of the Fund’s taxable year and are allocated pro rata to distributions paid over the entire year. Distributions in excess of a Fund’s current and accumulated earnings and profits will first be treated as a return of capital up to the amount of a shareholder’s tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of its earnings and profits to a limited extent, from time to time.

Distributions designated by a Fund as capital gain distributions will be taxable to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund’s actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares, but are not eligible for the dividends-received deduction for corporations. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year.

Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. government if the Fund meets the state’s minimum investment or reporting requirements, if any. Investments in GNMA or FNMA securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

Sales and Exchanges of Fund Shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange, and short-term otherwise. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different RIC, the sales charge previously incurred in acquiring the Fund’s shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss may be disallowed under “wash sale” rules to the extent that the shares disposed of are replaced with other shares of the same Fund within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be reflected in an adjustment to the tax basis of the purchased shares.

If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Foreign Taxes. Amounts realized by a Fund on foreign securities may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of non-U.S. corporations, the Fund will be eligible to file an annual election with the IRS pursuant to which the Fund may pass-through to its shareholders on a pro rata basis foreign income and similar taxes paid by the Fund, which may be claimed, subject to certain limitations, either as a tax credit or deduction by the shareholders. However, none of the Funds expect to qualify for this election.

Federal Income Tax Rates. As of the printing of this SAI, the maximum stated federal income tax rate applicable to individuals generally is 35% for ordinary income and 15% for net capital gain.

Current federal income tax law also provides for a maximum individual federal income tax rate applicable to “qualified dividend income” equal to the highest net long-term capital gains rate, which generally is 15%. In general, “qualified dividend income” is income attributable to dividends received from certain domestic and foreign corporations, as long as certain holding period requirements are met and the dividends are attributable to qualified dividends received by the Fund itself. If 95% or more of a Fund’s gross income constitutes qualified dividend income, all of its distributions will generally be treated as qualified dividend income in the hands of individual shareholders, as long as they have owned their Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund’s ex-dividend date for their Fund shares. If less than 95% of the Fund’s income is attributable to qualified dividend income, then only the portion of the Fund’s distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. Only dividends from direct investments will qualify. Payments received by the Fund derived from securities lending, repurchase and other derivative transactions ordinarily will not qualify. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various “sunset” provisions of laws enacted in 2001 and 2003.

Backup Withholding. The Trust may be required to withhold, subject to certain exemptions, an amount equal to 28% of all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, if the shareholder fails to furnish the Fund with a correct “taxpayer identification number” (“TIN”), generally the shareholder’s social security or employer identification number, if (when required to do so) the shareholder fails to certify under penalty of perjury that the TIN provided is correct and that the shareholder is not subject to backup withholding, or if the IRS notifies the Fund that the shareholder’s TIN is incorrect or that the shareholder is subject to backup withholding. An investor must provide a valid TIN upon opening or reopening an account. This backup withholding is not an additional tax imposed on the shareholder. If backup withholding provisions are applicable, any distributions or proceeds, whether paid in cash or received in additional shares, will be reduced by the amounts required to be withheld. The shareholder may apply amounts required to be withheld as a credit against his or her future federal income tax liability, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of backup withholding is set to increase in future years under “sunset” provisions of law enacted in 2001.

Tax-Deferred Plans. The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

Corporate Shareholders. Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, if the corporate shareholder would qualify for such a deduction if the Fund were not a RIC. The dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

Foreign Shareholders. With respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, distributions designated by a Fund as “interest-related distributions” generally attributable to the Fund’s net interest income earned on certain debt obligations paid to a nonresident alien individual, a foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), a foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a “foreign shareholder”) generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder (“exempt foreign shareholder”). In order to qualify as an interest-related distribution, a Fund must designate a distribution as such not later than 60 days after the close of the Fund’s taxable year. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). Notwithstanding the foregoing, if a distribution described above is “effectively connected” with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

In general, a foreign shareholder’s capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, “short-term capital gain distributions” (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally will apply to the foreign shareholder. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder’s conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund’s distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. “Short-term capital gain distributions” are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund’s taxable year generally attributable to its net short-term capital gain.

Even if permitted to do so, the Funds provide no assurance that they will designate any distributions as interest-related distributions or short-term capital gain distributions. Even if a Fund makes such designations, if you hold Fund shares through an intermediary, no assurance can be made that your intermediary will respect such designations.

If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder’s death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder’s death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund’s taxable year immediately preceding the shareholder’s date of death, the assets of the Fund that were “qualifying assets” (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

Special rules apply to foreign partnerships and those holding Fund shares through foreign partnerships. If a Fund qualifies and makes an election to pass-through foreign taxes to its shareholders, foreign shareholders of the Fund generally will be subject to increased federal income taxation without a corresponding benefit for the pass-through.

PROXY VOTING POLICIES AND PROCEDURES

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items – Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance – Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters – Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings – Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights – Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov.

POLICIES AND PROCEDURES FOR DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ web site until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the web site, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ web site on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ web site and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ web site simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on Form N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ web site. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

CAPITAL STOCK

The Funds are five of the funds in the Wells Fargo Funds Trust family of funds. The Trust was organized as a Delaware statutory trust on March 10, 1999.

Most of the Trust’s funds are authorized to issue multiple classes of shares, one class generally subject to a front-end sales charge and, in some cases, classes subject to a contingent-deferred sales charge, that are offered to retail investors. Certain of the Trust’s funds also are authorized to issue other classes of shares, which are sold primarily to institutional investors. Each share in a Fund represents an equal, proportionate interest in the Fund with all other shares. Shareholders bear their pro rata portion of the Fund’s operating expenses, except for certain class-specific expenses (e.g., any state securities registration fees, shareholder servicing fees or distribution fees that may be paid under Rule 12b-1) that are allocated to a particular class. Please contact Investor Services at 1-800-222-8222 if you would like additional information about other Funds or classes of shares offered.

With respect to matters affecting one class but not another, shareholders vote as a class; for example, the approval of a Plan. Subject to the foregoing, all shares of a Fund have equal voting rights and will be voted in the aggregate, and not by series, except where voting by a series is required by law or where the matter involved only affects one series. For example, a change in a Fund’s fundamental investment policy affects only one series and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an advisory agreement, since it affects only one Fund, is a matter to be determined separately by Series. Approval by the shareholders of one Series is effective as to that Series whether or not sufficient votes are received from the shareholders of the other Series to approve the proposal as to those Series.

As used in the Prospectuses and in this SAI, the term “majority,” when referring to approvals to be obtained from shareholders of a class of shares of a Fund, means the vote of the lesser of (i) 67% of the shares of the class represented at a meeting if the holders of more than 50% of the outstanding shares of the class are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the class of the Fund. The term “majority,” when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term “majority,” when referring to the approvals to be obtained from shareholders of the Trust as a whole, means the vote of the lesser of (i) 67% of the Trust’s shares represented at a meeting if the holders of more than 50% of the Trust’s outstanding shares are present in person or by proxy, or (ii) more than 50% of the Trust’s outstanding shares.

Shareholders are not entitled to any preemptive rights. All shares are issued in uncertificated form only, and, when issued, will be fully paid and non-assessable by the Trust. The Trust may dispense with an annual meeting of shareholders in any year in which it is not required to elect Trustees under the 1940 Act. In the event of the liquidation or dissolution of the Trust, shareholders of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a distribution of any general assets not attributable to a particular Fund or portfolio that are available for distribution in such manner and on such basis as the Trustees in their sole discretion may determine.

Set forth below, as of December 8, 2006, is the name, address and share ownership of each person known by the Trust to have beneficial or record ownership of 5% or more of a class of a Fund or 5% or more of the voting securities as a whole. The Investor Class shares of the Funds will not commence operations until January 31, 2006.

5% OWNERSHIP AS OF December 8, 2006

Fund	Name and Address	Type of Ownership	Percentage of Class
TARGET TODAY FUND
Class A	First Union Bank for Various Retirement Plans 1525 West Wt Harris Blvd. CMG-1151 Charlotte NC 28262-8522	Record	9.54%

	Wells Fargo Bank West NA Various Fascorp Recordkept Plans 8515 E Orchard Rd # 2T2 Greenwood Village CO 80111-5002	Record	9.22%

Class B	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	11.60.91%

Class C	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	12.27%

Administrator Class	Wells Fargo Bank NA FBO WF Lifepath Opp Fd R/R ATTN: Mutual Fund Ops PO Box 1533 Minneapolis MN 55480-1533	Record	89.76%

Fund	Name and Address	Type of Ownership	Percentage of Class
	EMJAY Corporation As Agent For First Hawaiian Bank c/o Fascorp 8515 E Orchard Rd 2T2 Greenwood Village CO 80111-5002	Record	5.17%

Institutional Class	Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis MN 55480-1533	Record	46.33%

	Wells Fargo Bank NA FBO NMC 401K Savings Plan PO Box 1533 Minneapolis MN 55480-1533	Record	18.48%

	Wells Fargo Bank NA FBO Otter Tail Corp Plan PO Box 1533 Minneapolis MN 55480-1533	Record	17.58%

	Wells Fargo Bank NA FBO The American Golf 401K PS Plan PO Box 1533 Minneapolis MN 55480-1533	Record	12.39%

Investor Class	NONE	N/A	N/A

TARGET 2010 FUND

Class A	Wachovia Bank FBO Various Retirement Plans 1525 West Wt Harris Blvd Charlotte NC 28288-0001	Record	8.23%

	Wells Fargo Bank West NA Various Fascorp Recordkept Plans 8515 E Orchard Rd # 2T2 Greenwood Village CO 80111-5002	Record	7.27%

	Charles Schwab & Co Inc Special Custody Account Exclusively FBO The Customers 101 Montgomery St San Francisco CA 94104-4122	Record	5.09%

Class B	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	13.90%

Fund	Name and Address	Type of Ownership	Percentage of Class
Class C	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	31.84%

Administrator Class	Wells Fargo Bank NA FBO WF Lifepath 2010 R/R ATTN: Mutual Fund Ops PO Box 1533 Minneapolis MN 55480-1533	Record	90.54%

Institutional Class	Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis MN 55480-1533	Record	53.52%

	Wells Fargo Bank NA FBO Stewart Supply DC 401K PO BOX 1533 Minneapolis MN 55480-1533	Record	13.70%

	Wells Fargo Bank NA FBO NMC 401K Savings Plan PO Box 1533 Minneapolis MN 55480-1533	Record	13.08%

	Wells Fargo Bank NA FBO Otter Tail Corp Plan PO Box 1533 Minneapolis MN 55480-1533	Record	8.50%

Investor Class	NONE	N/A	N/A

TARGET 2020 FUND

Class A	Wells Fargo Bank West NA Various Fascorp Recordkept Plans 8515 E Orchard Rd 2T2 Greenwood Village CO 80111-5002	Record	17.79%

	Wachovia Bank FBO Various Retirement Plans 1525 West Wt Harris Blvd Charlotte NC 28288-0001	Record	9.04%

	Charles Schwab & Co Inc Special Custody Account Exclusively FBO The Customers 101 Montgomery St San Francisco CA 94104-4122	Record	5.59%

Fund	Name and Address	Type of Ownership	Percentage of Class
Class B	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	6.89%

Class C	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	12.29%

	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1916	Record	8.84%

Administrator Class	Wells Fargo Bank NA FBO WF Lifepath 2020 FD CL I ATTN: Mutual Fund Ops PO Box 1533 Minneapolis MN 55480-1533	Record	92.81%

Institutional Class	Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis MN 55480-1533	Record	52.29%

	Wells Fargo Bank NA FBO NMC 401K Savings Plan PO Box 1533 Minneapolis MN 55480-1533	Record	15.63%

	Wells Fargo Bank NA FBO Norsk Hydro North Am 401K PO Box 1533 Minneapolis MN 55480-1533	Record	11.49%

	Wells Fargo Bank NA FBO Stewart Supply DC 401K PO BOX 1533 Minneapolis MN 55480-1533	Record	8.49%

	Wells Fargo Bank NA FBO Otter Tail Corp Plan PO Box 1533 Minneapolis MN 55480-1533	Record	6.02%

Investor Class	NONE	N/A	N/A

TARGET 2030 FUND

Class A	Wachovia Bank FBO Various Retirement Plans 1525 West Wt Harris Blvd Charlotte NC 28288-0001	Record	7.45%

Fund	Name and Address	Type of Ownership	Percentage of Class
	Charles Schwab & Co Inc Special Custody Account FBO Customers ATTN: Mutual Funds 101 Montgomery St San Francisco CA 94104-4122	Record	5.39%

	Wells Fargo Bank West NA Various Fascorp Recordkept Plans 8515 E Orchard Rd 2T2 Greenwood Village CO 80111-5002	Record	7.70%

Class B	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	7.46%

Class C	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1927	Record	13.78%

	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	9.36%

	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1927	Record	12.38%

	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1927	Record	6.14%

Administrator Class	Wells Fargo Bank NA FBO WF Lifepath 2030 R/R ATTN: Mutual Fund Ops PO Box 1533 Minneapolis MN 55480-1533	Record	92.65%

Institutional Class	Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis MN 55480-1533	Record	50.25%

	Wells Fargo Bank NA FBO Otter Tail Corp Plan PO Box 1533 Minneapolis MN 55480-1533	Record	14.82%

Fund	Name and Address	Type of Ownership	Percentage of Class
	Wells Fargo Bank NA FBO NMC 401K Savings Plan PO Box 1533 Minneapolis MN 55480-1533	Record	12.31%

	Wells Fargo Bank NA FBO Stewart Supply DC 401K PO BOX 1533 Minneapolis MN 55480-1533	Record	10.30%

	Wells Fargo Bank NA FBO The American Golf 401K PS Plan PO Box 1533 Minneapolis MN 55480-1533	Record	5.14%

Investor Class	NONE	N/A	N/A

TARGET 2040 FUND

Class A	NONE	N/A	N/A

Class B	NONE	N/A	N/A

Class C	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1916	Record	12.10%

	American Enterprise Investment Services PO Box 9446 Minneapolis MN 55440-9446	Record	7.01%

	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1916	Record	5.80%

	Wells Fargo Investments LLC 608 Second Avenue South 8th Fl Minneapolis MN 55402-1916	Record	5.29%

Administrator Class	Wells Fargo Bank NA FBO WF Lifepath 2040 R/R ATTN: Mutual Fund Ops PO Box 1533 Minneapolis MN 55480-1533	Record	90.32%

Institutional Class	Wells Fargo Bank NA FBO Retirement Plan Services PO Box 1533 Minneapolis MN 55480-1533	Record	46.23%

Fund	Name and Address	Type of Ownership	Percentage of Class
	Wells Fargo Bank NA FBO Otter Tail Corp Plan PO Box 1533 Minneapolis MN 55480-1533	Record	18.07%

	Wells Fargo Bank NA FBO Stewart Supply DC 401K PO Box 1533 Minneapolis MN 55480-1533	Record	14.08%

	Wells Fargo Bank NA FBO NMC 401K Savings Plan PO Box 1533 Minneapolis MN 55480-1533	Record	11.22%

	Wells Fargo Bank NA FBO The American Golf 401K PS Plan PO Box 1533 Minneapolis MN 55480-1533	Record	5.29%

Investor Class	NONE	N/A	N/A

For purposes of the 1940 Act, any person who owns directly or through one or more controlled companies more than 25% of the voting securities of a company is presumed to “control” such company. Accordingly, to the extent that a shareholder identified in the foregoing table is identified as the beneficial holder of more than 25% of a class (or Fund), or is identified as the holder of record of more than 25% of a class (or Fund) and has voting and/or investment powers, it may be presumed to control such class (or Fund).

OTHER

The Trust’s Registration Statement, including the Prospectuses and SAI for the Funds and the exhibits filed therewith, may be examined at the office of the U.S. Securities and Exchange Commission, located at 100 “F” Street NE, Washington, DC 20549-0102. Statements contained in the Prospectuses or the SAI as to the contents of any contract or other document referred to herein or in the Prospectuses are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP has been selected as the independent registered public accounting firm for the Trust. KPMG LLP provides audit services, tax return preparation and assistance and consultation in connection with review of certain SEC filings. KPMG LLP’s address is 1601 Market Street, Philadelphia, PA 19103.

FINANCIAL INFORMATION

The portfolios of investments and audited financial statements for the Funds’ fiscal year ended February 28, 2006, and the unaudited financial statements for the Funds for the semi-annual period ended August 31, 2006, are hereby incorporated by reference to the Funds’ Annual Report and Semi-Annual Report, respectively.

APPENDIX A

The following is a description of the ratings given by S&P and Moody’s to corporate and municipal bonds and corporate and municipal commercial paper.

Corporate Bonds

S&P

S&P rates the long-term debt obligations issued by various entities in categories ranging from “AAA” to “D,” according to quality, as described below. The first four ratings denote investment-grade securities.

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Debt CCC is currently vulnerable and is dependent upon favorable business, financial, and economic conditions to meet timely interest and principal payments.

Plus (+) or minus(-) The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

CC - Debt rated CC is currently highly vulnerable to nonpayment. Debt rated CC is subordinate to senior debt rated CCC.

C - Debt rated C is currently highly vulnerable to nonpayment. Debt rated C is subordinate to senior debt rated CCC-. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. Debt rated C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D - Debt rated D is currently in default, where payment of interest and/or repayment of principal is in arrears.

Moody’s

Moody’s rates the long-term debt obligations issued by various entities in categories ranging from “Aaa” to “C,” according to quality, as described below. The first four denote investment grade securities.

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk, and interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such bonds comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes and are to be considered upper to medium investment-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered medium-grade (and still investment-grade) obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds rated Caa are of poor standing. Issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds rated Ca are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C - Bonds rated C are the lowest rated class of bonds. Such bonds can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers (1, 2 and 3) to rating categories. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody’s believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

Short-Term Issue Credit Ratings (including Commercial Paper)

S&P:

A-1 - Debt rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - Debt rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - Debt rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - Debt rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C - Debt rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

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D - Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Moody’s:

Prime-1: Issuers rated Prime-1 have a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuers rated Prime-2 have a strong ability to repay senior short-term debt obligations, but earnings trends, while sound, will be subject to more variation.

Prime-3: Issuers rated Prime-3 have acceptable credit quality and an adequate capacity for timely payment of short-term deposit obligations.

Not Prime: Issuers rated Not Prime have questionable to poor credit quality and an uncertain capacity for timely payment of short-term deposit obligations.

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APPENDIX B

The following is a description of the underlying Indexes as listed in the “Index Methodology” section of the Funds’ Prospectuses:

Equity Component Indexes

Dow Jones U.S. Large-Cap Growth Index	The Dow Jones U.S. Large-Cap Growth Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones U.S. Large-Cap Value Index	The Dow Jones U.S. Large-Cap Value Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones U.S. Mid-Cap Growth Index	The Dow Jones U.S. Mid-Cap Growth Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones U.S. Mid-Cap Value Index	The Dow Jones U.S. Mid-Cap Value Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones U.S. Small-Cap Growth Index	The Dow Jones U.S. Small-Cap Growth Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones U.S. Small-Cap Value Index	The Dow Jones U.S. Small-Cap Value Index is part of a series of six unmanaged indexes representing the six main categories of stocks within the U.S. stock market. The large, mid and small indexes include only companies with these respective sizes. Dow Jones defines large cap as those companies that make up 70% of what it considers to be the total float-adjusted market capitalization; mid-cap is the next 20%; and small-cap is the next 5%.

Dow Jones Asia/Pacific Index	The Dow Jones Asia/Pacific Developed index is equivalent to the DJ Jones World Index Ex-Americas, Ex-Europe, Ex-Emerging Markets. This portfolio index is capitalization weighted and is unhedged.

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Dow Jones Europe/Canada Index	This portfolio index is a capitalization weighted index that uses the Dow Jones Europe TMI and the Dow Jones Canada country Index as components. The index is unhedged.

Fixed Income Component Indexes

Lehman Brothers Government Bond Index	The Government Bond Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government).

Lehman Brothers U.S. Corporate Index	The U.S. Corporate Index covers USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utility and financial issuers. It includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Securities in the index roll up to the U.S. Credit and U.S. Aggregate indices. The U.S. Corporate Index was launched on January 1, 1973.

Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities Index	The U.S. Fixed-Rate Mortgage Backed Securities (MBS) Index covers the fixed-rate agency mortgage backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). The index is formed by grouping the universe of over 1,000,000 individual fixed-rate MBS pools into approximately 5,500 generic aggregates (although only a subset meet the index criteria due to liquidity constraints). Introduced in 1986, the GNMA, FHLMC, and FNMA indices for 30- and 15-year securities have been backdated to January 1976, May 1977, and November 1982, respectively. The index is a subset of the U.S. Aggregate Index.

Lehman Brothers Majors (ex-US) Index	The Lehman Majors Ex-US Index is the same as the Lehman Majors index, except that it excludes the US Treasury index. The Lehman Majors Ex-US Index consists of securities in the following Global Treasury indices: Canada, France, Germany, Italy, Japan, United Kingdom, Australia, Belgium, Denmark, Netherlands, Spain, and Sweden.

Cash Component Index

Lehman Brothers 1-3 Month Treasury-Bill Index	The Lehman Brothers 1-3 Month Treasury Bill Index is the 1-3 month portion of the Lehman Brothers Treasury Bill Index, which includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

2

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

PART C

OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number		Description
(a)	-	Amended and Restated Declaration of Trust, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(b)	-	Not Applicable.

(c)	-	Not Applicable.

(d)(1)	-	Investment Advisory Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Amended and Restated Fee and Expense Agreement between Wells Fargo Funds Trust, Wells Fargo Master Trust and Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Schedule A, incorporated by reference to Post-Effective Amendment No. 100, filed October 2, 2006.

(3)	-	Investment Sub-Advisory Agreement with Galliard Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(4)	-	Investment Sub-Advisory Agreement with Peregrine Capital Management, Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, filed herewith; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(5)	-	Investment Sub-Advisory Agreement with Schroder Investment Management North America Inc., incorporated by reference to Post-Effective Amendment No. 20, filed May 1, 2001; Schedule A, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(6)	-	Investment Sub-Advisory Agreement with Smith Asset Management Group, L.P., incorporated by reference to Post-Effective Amendment No. 49, filed November 1, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(7)	-	Investment Sub-Advisory Agreement with Wells Capital Management Incorporated, incorporated by reference to Post-Effective Amendment No. 22, filed June 15, 2001; Schedule A, and Appendix A, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(8)	-	Investment Sub-Advisory Agreement with RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC), incorporated by reference to Post-Effective Amendment No. 32, filed February 8, 2002; Appendix A and Schedule A, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(9)	-	Investment Sub-Advisory Agreement with Cadence Capital Management, incorporated by reference to Post-Effective Amendment No. 26, filed September 12, 2001; Appendix A, incorporated by reference to Post-Effective Amendment No. 96, filed July 31, 2006.

(10)	-	Investment Sub-Advisory Agreement with Global Index Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(11)	-	Investment Sub-Advisory Agreement with Systematic Financial Management, L.P., incorporated by reference to Post-Effective Amendment No. 66, filed October 1, 2003; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(12)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 69, filed January 30, 2004; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(13)	-	Investment Sub-Advisory Agreement with Cooke & Bieler, L.P., incorporated by reference to Post-Effective Amendment No. 74, filed July 26, 2004; Appendix A and Schedule A, incoporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(14)	-	Investment Sub-Advisory Agreement with Artisan Partners Limited Partnership, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005; Appendix A and Appendix B, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005.

(15)	-	Investment Sub-Advisory Agreement with LSV Asset Management, incorporated by reference to Post-Effective Amendment No. 82, filed March 1, 2005.

(16)	-	Investment Sub-Advisory Agreement with New Star Institutional Managers Limited, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(17)	-	Investment Sub-Advisory Agreement with Matrix Asset Advisors, Inc., incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(e)	-	Distribution Agreement with Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 84, filed July 1, 2005; Schedule I, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(f)	-	Not Applicable.

(g)(1)	-	Amended and Restated Custody Agreement with Wells Fargo Bank, N.A. incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Delegation Agreement (17f-5) with Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(3)	-	Securities Lending Agency Agreement by and among Wells Fargo Funds Trust, Wells Fargo Master Trust, Wells Fargo Variable Trust, Wells Fargo Funds Management, LLC and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 100, filed October 2, 2006.

(h)(1)	-	Administration Agreement with Wells Fargo Funds Management, LLC, incorporated by reference to Post-Effective Amendment No. 65, filed August 15, 2003; Appendix A incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Accounting Services Agreement with PFPC Inc., along with Amended and Restated Letter Agreement, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Amendment, incorporated by reference to Post-Effective Amendment No. 88, filed December 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(3)	-	Transfer Agency and Service Agreement with Boston Financial Data Services, Inc., incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006; Schedule A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(4)	-	Shareholder Servicing Plan, incorporated by reference to Post-Effective Amendment No. 16, filed October 30, 2000; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(5)	-	Shareholder Servicing Agreement, incorporated by reference to Post-Effective Amendment No. 8, filed December 17, 1999.

(i)(1)	-	Legal Opinion, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005.

(2)	-	Not Applicable.

(j)(A)		Consent of Independent Auditors, filed herewith.

(j)(1)	-	Power of Attorney, Thomas S. Goho, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(2)	-	Power of Attorney, Peter G. Gordon, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(3)	-	Not Applicable.

(4)	-	Power of Attorney, Richard M. Leach, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(5)	-	Power of Attorney, J. Tucker Morse, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(6)	-	Power of Attorney, Timothy J. Penny, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(7)	-	Power of Attorney, Donald C. Willeke, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(8)	-	Power of Attorney, Karla M. Rabusch, incorporated by reference to Post-Effective Amendment No. 72, filed June 30, 2004.

(9)	-	Power of Attorney, Olivia S. Mitchell, incorporated by reference to Post-Effective Amendment No. 90, filed March 1, 2006.

(10)	-	Power of Attorney, A. Erdem Cimen, incorporated by reference to Post-Effective Amendment No. 92, filed May 1, 2006.

(k)	-	Not Applicable.

(l)	-	Not Applicable.

(m)	-	Rule 12b-1 Plan, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005; Appendix A, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(n)	-	Rule 18f-3 Plan, incorporated by reference to Post-Effective Amendment No. 83, filed April 11, 2005; Appendix A and B, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(o)	-	Not Applicable.

(p)(1)	-	Joint Code of Ethics for Funds Trust, Master Trust and Variable Trust, incorporated by reference to Post- Effective Amendment No. 93, filed June 26, 2006.

(2)	-	Joint Code of Ethics for Wells Fargo Funds Management, LLC and Wells Fargo Funds Distributor, LLC, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(3)	-	RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(4)	-	Galliard Capital Management, Inc. Code of Ethics, incorporated by reference to Post- Effective Amendment No. 87, filed November 1, 2005.

(5)	-	Peregrine Capital Management, Inc. Code of Ethics, incorporated by reference to Post- Effective Amendment No. 93, filed June 26, 2006.

(6)	-	Schroder Investment Management North America Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(7)	-	Smith Asset Management Group, L.P. Code of Ethics, incorporated by reference to Post- Effective Amendment No. 93, filed June 26, 2006.

(8)	-	Wells Capital Management Incorporated Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(9)	-	Systematic Financial Management, L.P. Code of Ethics, incorporated by reference to Post- Effective Amendment No. 87, filed November 1, 2005.

(10)	-	LSV Asset Management Code of Ethics and Personal Trading Policy, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(11)	-	Cooke & Bieler, L.P. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(12)	-	Artisan Partners Limited Partnership Code of Ethics, incorporated by reference to Post- Effective Amendment No. 93, filed June 26, 2006.

(13)	-	New Star Institutional Managers Limited Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

(14)	-	Matrix Asset Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 87, filed November 1, 2005.

(15)	-	Global Index Advisors, Inc. Code of Ethics, incorporated by reference to Post-Effective Amendment No. 93, filed June 26, 2006.

Item 24. Persons Controlled by or Under Common Control with the Fund.

Registrant believes that no person is controlled by or under common control with Registrant.

Item 25. Indemnification.

Article IX of the Registrant’s Declaration of Trust limits the liability and, in certain instances, provides for mandatory indemnification of the Registrant’s Trustees, officers, employees, agents and holders of beneficial interests in the Trust. In addition, the Trustees are empowered under Section 3.9 of the Registrant’s Declaration of Trust to obtain such insurance policies as they deem necessary.

Item 26. Business and Other Connections of Investment Adviser.

(a) Effective March 1, 2001, Wells Fargo Funds Management, LLC (“Funds Management”) assumed investment advisory responsibilities for each of the Funds. For providing these services, Funds Management is entitled to receive fees at the same annual rates as were applicable under the advisory contract with Wells Fargo Bank, N.A. (“Wells Fargo Bank”). Funds Management, an indirect, wholly owned subsidiary of Wells Fargo & Company, was created to succeed to the mutual fund advisory responsibilities of Wells Fargo Bank in early 2001.

To the knowledge of Registrant, none of the directors or officers of Funds Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that they also hold various positions with and engage in business for Wells Fargo Bank.

(b) Global Index Advisors, Inc. (“Global Index Advisors” or “GIA”), serves as a sub-adviser to various Funds of Wells Fargo Funds Trust (the “Trust”) and as adviser or sub-adviser to certain other open-end management investment companies. The descriptions of GIA in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of GIA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(c) Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, serves as sub-adviser to various Funds of the Trust. The descriptions of Wells Capital Management in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Wells Capital Management is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(d) Peregrine Capital Management, Inc. (“Peregrine”), an indirect, wholly owned subsidiary of Wells Fargo & Company, serves as sub-adviser to various Funds of the Trust. The descriptions of Peregrine in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Peregrine is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(e) Schroder Investment Management North America Inc. (“Schroder”), serves as sub-adviser to the Small Cap Opportunities Fund of the Trust. The descriptions of Schroder in Parts A and B of the Registration Statement are incorporated by reference herein. Schroder Capital Management International Limited (“Schroder Ltd.”) is a United Kingdom affiliate of Schroder which provides investment management services to international clients located principally in the United States. Schroder Ltd. and Schroder p.l.c. are located at 31 Gresham St., London ECZV 7QA, United Kingdom. To the knowledge of the Registrant, none of the directors or officers of Schroder is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(f) Galliard Capital Management, Inc. (“Galliard”), an indirect, wholly owned subsidiary of Wells Fargo & Company serves as sub-adviser to various Funds of the Trust. The descriptions of Galliard in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Galliard is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(g) Smith Asset Management Group, L.P. (“Smith”), in which Wells Fargo Bank maintains an indirect, minority-ownership interest, serves as sub-adviser to various Funds of the Trust. The descriptions of Smith in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of this sub-adviser is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(h) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) (“RCM”), a wholly owned subsidiary of RCM US Holdings LLC, serves as sub-adviser for the Specialized Technology Fund and Specialized Health Sciences Fund of the Trust. The descriptions of RCM in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of RCM is or has been at any time during the last two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(i) Cadence Capital Management (“Cadence”) serves as sub-adviser for the Large Cap Appreciation Portfolio of Wells Fargo Master Trust (“Master Trust”) in which several Funds of the Trust invest. The descriptions of Cadence in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cadence is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

(k) Systematic Financial Management, L.P. (“Systematic”) serves as sub-adviser to the Large Cap Value Portfolio of Master Trust in which several Funds of the Trust invest. The descriptions of Systematic in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Systematic is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(l) LSV Asset Management (“LSV”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of LSV in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of LSV is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(m) Cooke & Bieler, L.P. (“Cooke & Bieler”) serves as sub-adviser for the Wells Fargo C&B Mid Cap Value Fund and Wells Fargo C&B Tax-Managed Value Fund of the Trust and for the C&B Large Cap Value Portfolio of Master Trust in which the C&B Large Cap Value Fund invests. The descriptions of Cooke & Bieler in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Cooke & Bieler is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(n) Artisan Partners Limited Partnership (“Artisan”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of Artisan in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of Artisan is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(o) New Star Institutional Managers Limited (“New Star”) serves as co-sub-adviser for the International Equity Fund of the Trust. The descriptions of New Star in Parts A and B of the Registration Statement are incorporated by reference herein. To the knowledge of the Registrant, none of the directors or officers of New Star is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

(p) Matrix Asset Advisors, Inc. (“Matrix”) serves as Sub-Adviser for the Growth and Income Fund and Large Company Core Fund of the Trust. The descriptions of Matrix in Parts A and B of the Registration Statement are incorporated by reference herein.

To the knowledge of the Registrant, none of the directors or officers of Matrix is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature.

Item 27. Principal Underwriters.

(a) Wells Fargo Funds Distributor, LLC (“Funds Distributor”), distributor for the Registrant, also acts as principal underwriter for Wells Fargo Variable Trust and Wells Fargo Funds Trust, and is the exclusive placement agent for Wells Fargo Master Trust, all of which are registered open-end management investment companies.

(b) The following table provides information for each director and officer of Wells Fargo Funds Distributor, LLC.

(1) Name and Principal Business Address	(2) Positions and Offices with Underwriter	(3) Positions and Offices with Fund
Karla M. Rabusch	Chairman of the Board	President
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Cara Peck	Director, President and Secretary	None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

A. Erdem Cimen	Director	Treasurer
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Kevin J. Scott	Financial Operations Officer	None
Wells Fargo Funds Management, LLC	(FINOP)
100 Heritage Reserve
Menomonee Falls, WI 53051

Dorothy A. Peters	Chief Compliance Officer	Chief Compliance Officer
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Steven R. Schneider	Compliance Officer and	None
Wells Fargo Funds Distributor, LLC	Anti-Money Laundering Officer
100 Heritage Reserve
Menomonee Falls, WI 53051

Randy Henze	Director	None
Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

Linclon Yersin	Director	None
Wells Fargo Funds Distributor, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

(c) Not Applicable.

Item 28. Location of Accounts and Records.

(a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, “Records”) at the offices of Wells Fargo Funds Management, LLC, 525 Market Street, 12th Floor, San Francisco, CA 94105.

(b) Wells Fargo Funds Management, LLC maintains all Records relating to its services as investment adviser and administrator at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(c) Boston Financial Data Services, Inc. maintains all Records relating to its services as transfer agent at Two Heritage Drive, Quincy, Massachusetts 02171.

(d) Global Index Advisors maintains all Records relating to their services as sub-adviser at 2964 Peachtree Road, Suite 542, Atlanta, Georgia 30305.

(e) Wells Fargo Funds Distributor, LLC maintains all Records relating to its services as distributor at 525 Market Street, 12th Floor, San Francisco, CA 94105.

(f) Wells Fargo Bank, N.A. (formerly Wells Fargo Bank Minnesota, N.A.) maintains all Records relating to its services as custodian at 6th & Marquette, Minneapolis, MN 55479-0040.

(g) Wells Capital Management Incorporated maintains all Records relating to its services as investment sub-adviser at 525 Market Street, 10th Floor, San Francisco, CA 94105.

(h) Peregrine Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 1850, Minneapolis, MN 55402.

(i) Galliard Capital Management, Inc. maintains all Records relating to its services as investment sub-adviser at 800 LaSalle Avenue, Suite 2060, Minneapolis, MN 55479.

(j) Smith Asset Management Group, L.P. maintains all Records relating to its services as investment sub-adviser at 100 Crescent Court, Suite 1150, Dallas, TX 75201.

(k) Schroder Investment Management North America Inc. maintains all Records relating to its services as investment sub-adviser at 875 Third Avenue, 22nd Floor, New York, New York 10022.

(l) RCM Capital Management, LLC (formerly Dresdner RCM Global Investors, LLC) maintains all Records relating to its services as investment sub-adviser at Four Embarcadero Center, San Francisco, California 94111.

(m) Systematic Financial Management, L.P. maintains all Records relating to its services as investment sub-adviser at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, NJ 07666.

(n) LSV Asset Management maintains all Records relating to its services as investment sub-adviser at One North Wacker Drive, Suite 4000, Chicago, Illinois 60606.

(o) Cooke & Bieler, L.P. maintains all Records relating to its services as investment sub-adviser at 1700 Market Street, Philadelphia, PA 19103.

(p) Artisan Partners Limited Partnership maintains all Records relating to its services as investment sub-adviser at 875 East Wisconsin Avenue, Suite 800, Milwaukee, WI 53202.

(q) New Star Institutional Managers Limited maintains all Records relating to its services as investment sub-adviser at 1 Knightsbridge Green, London, SW1X 7NE, England.

(r) Matrix Asset Advisors, Inc. maintains all Records relating to its services as investment sub-adviser at 747 Third Avenue, 31st Floor, New York, New York 10017.

Item 29. Management Services.

Other than as set forth under the captions “Organization and Management of the Funds” in the Prospectuses constituting Part A of this Registration Statement and “Management” in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30. Undertakings. Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of San Francisco, State of California on the 29th day of December, 2006.

WELLS FARGO FUNDS TRUST

By:	/s/ Carol J. Lorts
Carol J. Lorts
Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 106 to its Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
*	Trustee
Thomas S. Goho

*	Trustee
Peter G. Gordon

*	Trustee
Richard M. Leach

*	Trustee
J. Tucker Morse

*	Trustee
Olivia S. Mitchell

*	Trustee
Timothy J. Penny

*	Trustee
Donald C. Willeke

*	President
Karla M. Rabusch	(Principal Executive Officer)

*	Treasurer	12/29/06
A. Erdem Cimen	(Principal Financial Officer)

* By:	/s/ Carol J. Lorts
Carol J. Lorts
As Attorney-in-Fact
December 29, 2006

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, State of California on the 29th day of December, 2006.

WELLS FARGO MASTER TRUST

By:	/s/ Carol J. Lorts
Carol J. Lorts
Assistant Secretary

WELLS FARGO FUNDS TRUST

FILE NOS. 333-74295; 811-09253

EXHIBIT INDEX

Exhibit Number	Description
EX-99.(j)(A)	Consent of Independent Auditors